UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc. - AB Credit Long / Short Portfolio

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 53.7%
Industrial - 38.2%
Basic - 4.6%
ArcelorMittal
5.75%, 8/05/20	$400	$413,000
7.25%, 3/01/41	65	66,706
7.50%, 10/15/39	5	5,175
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	44	30,800
4.875%, 4/01/21	38	26,410
FMG Resources August 206 Pty Ltd.
8.25%, 11/01/19 (a)	91	80,763
Lundin Mining Corp.
7.875%, 11/01/22 (a)	100	99,000
Molycorp, Inc.
10.00%, 6/01/20	28	14,070
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)	200	207,000
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18	52	38,350

		981,274

Capital Goods - 2.8%
Beverage Packaging Holdings
Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)	97	95,241
Bombardier, Inc.
6.125%, 1/15/23 (a)	15	14,175
7.45%, 5/01/34 (a)	100	94,000
CNH Industrial Capital LLC
3.375%, 7/15/19 (a)	400	384,000

		587,416

Communications - Media - 5.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	158	160,172
DISH DBS Corp.
5.875%, 11/15/24	136	136,680
Gannett Co., Inc.
4.875%, 9/15/21 (a)	32	32,000
5.50%, 9/15/24 (a)	20	20,200
iHeartCommunications, Inc.
6.875%, 6/15/18	104	94,640
9.00%, 9/15/22	50	48,375
Intelsat Jackson Holdings SA
5.50%, 8/01/23	220	217,250
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	94	97,878
Sirius XM Radio, Inc.
6.00%, 7/15/24 (a)	196	201,390

	Principal Amount (000)		U.S. $ Value
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		$205	$209,100

			1,217,685

Communications - Telecommunications - 5.3%
Altice SA
7.75%, 5/15/22 (a)		200	207,000
CenturyLink, Inc.
Series U
7.65%, 3/15/42		102	103,020
Frontier Communications Corp.
7.875%, 1/15/27		99	100,671
Sprint Capital Corp.
8.75%, 3/15/32		290	296,525
Sprint Corp.
7.125%, 6/15/24		135	131,287
T-Mobile USA, Inc.
6.375%, 3/01/25		200	203,500
Windstream Corp.
6.375%, 8/01/23		101	93,046

			1,135,049

Consumer Cyclical - Automotive - 1.7%
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		190	195,225
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)	EUR	138	164,785

			360,010

Consumer Cyclical - Other - 0.4%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22 (a)		$110	93,500

Consumer Cyclical - Retailers - 1.5%
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	112	158,607
Cash America International, Inc.
5.75%, 5/15/18		$120	123,000
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(b)		47	49,115

			330,722

Consumer Non-Cyclical - 5.6%
Big Heart Pet Brands
7.625%, 2/15/19		115	114,138
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		96	101,964
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.00%, 2/01/25 (a)		200	204,375
HCA, Inc.
4.25%, 10/15/19		126	129,622

	Principal Amount (000)	U.S. $ Value
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	$100	$104,750
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(b)	149	151,980
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)	97	100,638
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.75%, 8/15/19	86	87,290
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)	54	59,940
Sun Products Corp. (The)
7.75%, 3/15/21 (a)	48	42,360
Tenet Healthcare Corp.
6.875%, 11/15/31	110	104,500

		1,201,557

Energy - 6.3%
Cobalt International Energy, Inc.
2.625%, 12/01/19 (c)	64	42,800
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)	200	196,000
Offshore Group Investment Ltd.
7.125%, 4/01/23	250	160,000
Pacific Drilling SA
5.375%, 6/01/20 (a)	135	100,912
Pacific Drilling V Ltd.
7.25%, 12/01/17 (a)	200	164,000
Paragon Offshore PLC
7.25%, 8/15/24 (a)	149	71,520
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22	85	88,825
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	200	201,000
Samson Investment Co.
9.75%, 2/15/20	130	40,300
Southern Star Central Corp.
5.125%, 7/15/22 (a)	200	202,000
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)	100	70,500

		1,337,857

Other Industrial - 2.1%
General Cable Corp.
4.50%, 11/15/29 (c)(d)	85	53,709
Laureate Education, Inc.
9.75%, 9/01/19 (a)	390	395,850

		449,559

Technology - 2.2%
Avaya, Inc.
10.50%, 3/01/21 (a)	112	91,700

	Principal Amount (000)		U.S. $ Value
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		$100	$87,375
Brightstar Corp.
7.25%, 8/01/18 (a)		90	95,850
Numericable-SFR
6.00%, 5/15/22 (a)		200	204,580

			479,505

			8,174,134

Financial Institutions - 12.0%
Banking - 8.2%
ABN AMRO Bank NV
4.31%, 3/10/16 (e)	EUR	71	81,354
Ally Financial, Inc.
8.00%, 12/31/18		$350	396,375
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)		73	80,300
BNP Paribas SA
5.186%, 6/29/15 (a)(e)		97	97,485
Credit Suisse Group AG
7.50%, 12/11/23 (a)(e)		200	210,000
Danske Bank A/S
5.684%, 2/15/17 (e)	GBP	56	87,620
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		$85	96,029
Societe Generale SA
7.875%, 12/18/23 (a)(e)		200	197,000
8.25%, 11/29/18 (a)(e)		400	414,000
UBS Preferred Funding Trust V Series 1
6.243%, 5/15/16 (e)		94	97,539

			1,757,702

Brokerage - 1.8%
GFI Group, Inc.
10.375%, 7/19/18		345	386,400

Finance - 1.7%
Enova International, Inc.
9.75%, 6/01/21 (a)		96	85,320
International Lease Finance Corp.
8.25%, 12/15/20		156	191,490
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		94	71,440

			348,250

Other Finance - 0.3%
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		100	57,750

	Principal Amount (000)	U.S. $ Value
iPayment, Inc.
Series AI
9.50%, 12/15/19	$11	$10,374

		68,124

		2,560,476

Utility - 2.9%
Electric - 2.9%
Calpine Corp.
7.875%, 1/15/23 (a)	74	82,880
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
7.375%, 11/01/22 (a)	115	118,737
7.625%, 11/01/24 (a)	75	77,250
GenOn Energy, Inc.
7.875%, 6/15/17	97	95,060
NRG Energy, Inc.
6.25%, 7/15/22	23	23,633
6.625%, 3/15/23	42	43,575
Series WI
6.25%, 5/01/24	21	20,948
RJS Power Holdings LLC
5.125%, 7/15/19 (a)	171	165,870

		627,953

Non Corporate Sectors - 0.6%
Agencies - Not Government Guaranteed - 0.6%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a)	132	128,040

Total Corporates - Non-Investment Grade (cost $12,040,056)		11,490,603

CORPORATES - INVESTMENT GRADE - 8.8%
Industrial - 6.4%
Basic - 2.0%
Newmont Mining Corp.
4.875%, 3/15/42	100	91,891
Yamana Gold, Inc.
4.95%, 7/15/24	324	328,149

		420,040

Consumer Non-Cyclical - 0.9%
Kraft Foods Group, Inc.
3.50%, 6/06/22	188	197,059

Energy - 2.3%
Cenovus Energy, Inc.
4.45%, 9/15/42	135	117,470
Encana Corp.
5.15%, 11/15/41	100	94,374
Transocean, Inc.
6.80%, 3/15/38	200	154,800
Williams Cos., Inc. (The)
5.75%, 6/24/44	135	116,221

		482,865

	Principal Amount (000)	U.S. $ Value
Services - 0.7%
Amazon.com, Inc.
4.95%, 12/05/44	$135	$148,569

Technology - 0.5%
Hewlett-Packard Co.
6.00%, 9/15/41	100	118,162

		1,366,695

Financial Institutions - 2.4%
Banking - 1.9%
Lloyds Bank PLC
6.50%, 9/14/20 (a)	350	416,371

Finance - 0.5%
HSBC Finance Capital Trust IX
5.911%, 11/30/35	100	101,360

		517,731

Total Corporates - Investment Grade (cost $1,860,677)		1,884,426

	Shares
COMMON STOCKS - 4.0%
ADT Corp. (The)	1,290	44,376
Beazer Homes USA, Inc. (f)	3,490	55,142
BlackRock Debt Strategies Fund, Inc.	66,300	243,321
Community Health Systems, Inc. (f)	520	24,476
DISH Network Corp. - Class A (f)	400	28,140
eDreams ODIGEO SA (f)	5,380	15,976
General Motors Co.	1,700	55,454
iPayment, Inc.	714	1,879
LyondellBasell Industries NV - Class A	230	18,191
Nortek, Inc. (f)	590	45,035
Orbitz Worldwide, Inc. (f)	2,900	26,767
Quicksilver Resources, Inc. (f)	2,600	221
Salix Pharmaceuticals Ltd. (f)	150	20,200
Townsquare Media, Inc. - Class A (f)	2,620	31,807
Triangle Petroleum Corp. (f)	3,670	19,267
Western Asset High Yield Defined Opportunity Fund, Inc.	14,900	234,377

Total Common Stocks (cost $929,313)		864,629

PREFERRED STOCKS - 3.7%
Financial Institutions - 3.3%
Banking - 2.3%
GMAC Capital Trust I
8.125%	14,500	381,350

Company	Shares	U.S. $ Value
Goldman Sachs Group, Inc. (The)
Series J
5.50%	3,925	$97,693

		479,043

REITS - 1.0%
Public Storage
Series W
5.20%	4,550	111,293
Vornado Realty Trust
Series K
5.70%	4,250	107,355

		218,648

		697,691

Industrial - 0.4%
Basic - 0.2%
ArcelorMittal
6.00%	2,920	45,552
Energy - 0.2%
Sanchez Energy Corp.
4.875%	1,550	47,652

		93,204

Total Preferred Stocks (cost $816,877)		790,895

	Principal Amount (000)
BANK LOANS - 3.4%
Industrial - 3.4%
Basic - 0.9%
Arysta LifeScience SPC LLC
4.50%, 5/29/20 (g)	99	99,103
FMG Resources (August 2006) Pty LTD. (FMG America Finance, Inc.)
3.75%, 6/30/19 (g)	99	86,841

		185,944

Communications - Media - 0.4%
TWCC Holding Corp.
7.00%, 6/26/20 (g)	100	92,958

Consumer Cyclical - Automotive - 0.4%
TI Group Automotive Systems LLC
4.25%, 7/02/21 (g)	74	73,859

Other Industrial - 1.7%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (g)	291	272,181

	Principal Amount (000)	U.S. $ Value
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (g)	$100	$98,941

		371,122

Total Bank Loans (cost $747,743)		723,883

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Non-Agency Fixed Rate - 2.0%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36	97	89,841
CHL Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36	95	87,640
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36	48	42,847
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47	97	73,626
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37	41	40,149
Series 2007-2, Class 1A18
5.75%, 3/25/37	87	83,555

		417,658

GSE Risk Share Floating Rate - 1.2%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.418%, 11/25/23 (g)	250	254,883

Total Collateralized Mortgage Obligations (cost $694,395)		672,541

EMERGING MARKETS - CORPORATE BONDS - 2.8%
Industrial - 2.8%
Basic - 1.0%
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)	200	214,750

Capital Goods - 0.9%
Cemex SAB de CV
6.50%, 12/10/19 (a)	200	202,000

Consumer Non-Cyclical - 0.9%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)	200	188,400

Total Emerging Markets - Corporate Bonds (cost $632,735)		605,150

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Venezuela - 1.2%
Petroleos de Venezuela SA 6.00%, 5/16/24 (a) (cost $427,103)	$800	$249,200

EMERGING MARKETS - SOVEREIGNS - 1.1%
Argentina - 0.2%
Argentina Boden Bonds
7.00%, 10/03/15	51	50,138

Venezuela - 0.9%
Venezuela Government International Bond
9.25%, 9/15/27	500	185,000

Total Emerging Markets - Sovereigns (cost $288,046)		235,138

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.4%
Swaptions - 0.2%
CDX NAHY.23, Deutsche Bank AG (Buy Protection)
Expiration: March 2015, Exercise Rate: 101.00% (f)	2,750	7,504
CDX NAHY.23, Deutsche Bank AG (Buy Protection)
Expiration: March 2015, Exercise Rate: 105.00% (f)	2,750	30,202
IRS Swaption, JPMorgan Chase Bank
Expiration: May 2015, Pay 3.06%, Receive 3-month LIBOR (BBA) (f)	410	112
IRS Swaption, JPMorgan Chase Bank
Expiration: May 2015, Pay 3.31%, Receive 3-month LIBOR (BBA) (f)	450	54

		37,872

	Contracts
Options on Funds and Investment Trusts - 0.1%
iShares iBoxx High Yield Corporate Bond ETF
Expiration: February 2015, Exercise Price: $ 85.00 (f)(h)	52	520
iShares iBoxx High Yield Corporate Bond ETF
Expiration: February 2015, Exercise Price: $ 88.00 (f)(h)	46	1,380
SPDR S&P 500 ETF Trust
Expiration: February 2015, Exercise Price: $ 180.00 (f)(h)	10	370
SPDR S&P 500 ETF Trust
Expiration: February 2015, Exercise Price: $ 191.00 (f)(h)	74	9,509

Company	Contracts		U.S. $ Value
SPDR S&P 500 ETF Trust
Expiration: February 2015, Exercise Price: $ 192.00 (f)(h)		28	$4,116
SPDR S&P 500 ETF Trust
Expiration: February 2015, Exercise Price: $ 193.00 (f)(h)		39	6,318
SPDR S&P 500 ETF Trust
Expiration: February 2015, Exercise Price: $ 196.00 (f)(h)		12	2,796

			25,009

Options on Equities - 0.1%
Cliffs Natural Resources, Inc.
Expiration: April 2015, Exercise Price: $ 6.00 (f)(h)		132	13,728
Fortescue Metals Group Ltd.
Expiration: March 2015, Exercise Price: AUD 2.00 (f)(i)		25,000	2,280
Fortescue Metals Group Ltd.
Expiration: March 2015, Exercise Price: AUD 2.50 (f)(i)		20,676	5,346

			21,354

Options on Indices - 0.0%
CBOE Volatility Index
Expiration: February 2015, Exercise Price: $ 17.00 (f)(h)		138	6,900

Total Options Purchased - Puts (premiums paid $123,579)			91,135

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17 (cost $101,435)	BRL	233	83,383

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
DAX Index
Expiration: March 2015, Exercise Price: EUR 10,800.00 (f)(i)		38	11,591
Options on Funds and Investment Trusts - 0.0%
iShares iBoxx High Yield Corporate Bond ETF
Expiration: February 2015, Exercise Price: $ 92.00 (f)(h)		103	1,288
iShares iBoxx High Yield Corporate Bond ETF
Expiration: February 2015, Exercise Price: $ 93.00 (f)(h)		103	877

Company		Contracts	U.S. $ Value
SPDR S&P Oil & Gas Exploration
Expiration: February 2015, Exercise Price: $ 50.00 (f)(h)		52	$4,004

			6,169

		Notional Amount (000)
Swaptions - 0.0%
IRS Swaption, Bank of America
Expiration: March 2015, Pay 3-month LIBOR (BBA), Receive 0.86% (f)		7,000	5,530
Total Options Purchased - Calls (premiums paid $19,470)			23,290

		Shares
WARRANTS - 0.1%
Peugeot SA, expiring 4/29/17 (f)		4,500	11,477
iPayment Holdings, Inc., expiring 12/29/22 (f)(j)(k)		13,856	4,988

Total Warrants (cost $15,247)			16,465

SHORT-TERM INVESTMENTS - 11.7%
Investment Companies - 11.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (l)(m) (cost $2,492,678)		2,492,678	2,492,678

Total Investments Before Securities Sold Short - 94.6% (cost $21,189,355)			20,223,416

		Principal Amount (000)
SECURITIES SOLD SHORT - (47.5)%
CORPORATES - NON-INVESTMENT GRADE - (28.6)%
Financial Institutions - (7.5)%
Banking - (6.6)%
Ally Financial, Inc.
3.50%, 1/27/19		$(400)	(396,000)
Bankia SA
3.50%, 1/17/19 (a)	EUR	(200)	(244,479)
Credit Suisse Group AG
6.25%, 12/18/24 (a)(e)		$(200)	(192,730)
Societe Generale SA
6.00%, 1/27/20 (a)(e)		(400)	(366,320)
UniCredit SpA
8.00%, 6/03/24 (a)(e)		(200)	(196,250)

			(1,395,779)

Finance - (0.9)%
iStar Financial, Inc.
5.00%, 7/01/19		(200)	(196,500)

			(1,592,279)

	Principal Amount (000)		U.S. $ Value
Industrial - (19.6)%
Basic - (2.9)%
ArcelorMittal
2.875%, 7/06/20 (a)	EUR	(300)	$(337,305)
Chemtura Corp.
5.75%, 7/15/21		$(200)	(195,000)
Rayonier AM Products, Inc.
5.50%, 6/01/24 (a)		(100)	(85,250)

			(617,555)

Capital Goods - (4.1)%
Accudyne Industries Borrower / Accudyne Industries LLC
7.75%, 12/15/20 (a)		(150)	(136,125)
Clean Harbors, Inc.
5.125%, 6/01/21		(198)	(199,485)
CNH Industrial Finance Europe SA
Series G
2.75%, 3/18/19 (a)	EUR	(300)	(344,379)
United Rentals North America, Inc.
5.75%, 11/15/24		$(200)	(203,000)

			(882,989)

Communications - Media - (1.0)%
Lamar Media Corp.
5.875%, 2/01/22		(200)	(208,000)

Consumer Cyclical - Automotive - (3.9)%
Chrysler Group LLC / CG Co-Issuer, Inc.
8.25%, 6/15/21		(200)	(222,500)
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (a)	EUR	(134)	(160,505)
Jaguar Land Rover Automotive PLC
5.625%, 2/01/23 (a)		$(192)	(205,920)
Lear Corp.
5.375%, 3/15/24		(195)	(200,850)
Navistar International Corp.
8.25%, 11/01/21		(48)	(46,860)

			(836,635)

Consumer Cyclical - Retailers - (1.9)%
CST Brands, Inc.
5.00%, 5/01/23		(200)	(203,000)
Rent-A-Center, Inc./TX
6.625%, 11/15/20		(200)	(192,000)

			(395,000)

Consumer Non-Cyclical - (1.6)%
HCA, Inc.
5.875%, 5/01/23		(197)	(213,745)
Unilabs Subholding AB
8.50%, 7/15/18 (a)	EUR	(100)	(117,802)

			(331,547)

	Principal Amount (000)		U.S. $ Value
Energy - (1.4)%
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/20		$(100)	$(100,750)
Oasis Petroleum, Inc.
6.875%, 3/15/22		(47)	(43,269)
RSP Permian, Inc.
6.625%, 10/01/22 (a)		(100)	(99,375)
SandRidge Energy, Inc.
7.50%, 3/15/21		(88)	(61,160)

			(304,554)

Services - (1.9)%
ADT Corp. (The)
4.125%, 6/15/23		(220)	(206,250)
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 4/15/19 (a)		(200)	(200,000)

			(406,250)

Technology - (0.9)%
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)		(198)	(202,455)

			(4,184,985)

Utility - (1.5)%
Electric - (1.5)%
Calpine Corp.
6.00%, 1/15/22 (a)		(189)	(203,175)
Enel SpA
6.50%, 1/10/74 (a)	EUR	(100)	(127,171)

			(330,346)

Total Corporates - Non-Investment Grade (proceeds $6,304,040)			(6,107,610)

CORPORATES - INVESTMENT GRADE - (17.4)%
Financial Institutions - (3.9)%
Banking - (2.8)%
BNP Paribas SA
2.875%, 3/20/26 (a)		(150)	(177,188)
Intesa Sanpaolo SpA
4.00%, 10/30/23 (a)		(300)	(409,666)

			(586,854)

Finance - (1.1)%
EXOR SpA
2.50%, 10/08/24 (a)		(200)	(243,894)

			(830,748)

	Principal Amount (000)		U.S. $ Value
Industrial - (12.5)%
Basic - (2.3)%
Barrick Gold Corp.
4.10%, 5/01/23		$(300)	$(299,890)
Newmont Mining Corp.
3.50%, 3/15/22		(200)	(195,878)

			(495,768)

Communications - Telecommunications - (1.3)%
Telefonica Emisiones SAU
Series G
3.987%, 1/23/23 (a)	EUR	(200)	(275,455)

Consumer Non-Cyclical - (3.4)%
Carrefour SA
1.75%, 7/15/22 (a)		(200)	(239,701)
Casino Guichard Perrachon SA
3.311%, 1/25/23 (a)		(200)	(256,732)
Kraft Foods Group, Inc.
5.375%, 2/10/20		$(195)	(220,136)

			(716,569)

Energy - (3.5)%
Cenovus Energy, Inc.
3.80%, 9/15/23		(200)	(195,682)
Encana Corp.
3.90%, 11/15/21		(200)	(199,620)
Transocean, Inc.
2.50%, 10/15/17		(200)	(175,436)
Williams Cos., Inc. (The)
4.55%, 6/24/24		(200)	(185,652)

			(756,390)

Services - (1.0)%
Amazon.com, Inc.
3.80%, 12/05/24		(200)	(211,626)

Technology - (1.0)%
Hewlett-Packard Co.
4.65%, 12/09/21		(200)	(221,570)

			(2,677,378)

Utility - (1.0)%
Electric - (1.0)%
RWE AG
7.00%, 10/12/72 (a)		(200)	(215,000)

Total Corporates - Investment Grade (proceeds $3,795,575)			(3,723,126)

QUASI-SOVEREIGNS - (0.9)%
Quasi-Sovereign Bonds - (0.9)%
Venezuela - (0.9)%
Petroleos de Venezuela SA
5.375%, 4/12/27 (a) (proceeds $341,445)		(600)	(184,140)

	Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - (0.6)%
Venezuela - (0.6)%
Venezuela Government International Bond
9.375%, 1/13/34 (proceeds $153,000)	(400)	$(137,000)

Total Securities Sold Short (proceeds $10,594,060)		(10,151,876)

Total Investments, Net of Securities Sold Short - 47.1% (cost $10,595,294)		10,071,540
Other assets less liabilities - 52.9% (n)(o)		11,309,345

Net Assets - 100.0%		$21,380,885

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	3	March 2015	$101,213	$113,531	$12,318
U.S. T-Note 5 Yr (CBT) Futures	14	March 2015	1,664,599	1,698,813	34,214
Sold Contracts
U.S. Long Bond (CBT) Futures	3	March 2015	449,902	453,844	(3,942)

					$42,590

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	EUR	337	USD	394	2/12/15	$13,865
Credit Suisse International	USD	1,081	EUR	919	2/12/15	(42,990)
Deutsche Bank AG	GBP	174	USD	261	3/05/15	(625)
State Street Bank & Trust Co.	EUR	20	USD	23	2/12/15	302
State Street Bank & Trust Co.	USD	23	EUR	20	2/12/15	37
State Street Bank & Trust Co.	USD	2,121	EUR	1,795	2/12/15	(92,810)
State Street Bank & Trust Co.	CAD	102	USD	85	2/25/15	5,108
State Street Bank & Trust Co.	CAD	33	USD	26	2/25/15	(58)
State Street Bank & Trust Co.	AUD	5	USD	4	3/20/15	83

						$(117,088)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas Exploration (h)	52	$55.00	February 2015	$1,090	$(416)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (h)	28	$182.00	February 2015	$2,444	$(1,316)
SPDR S&P 500 ETF Trust (h)	39	188.00	February 2015	6,316	(3,510)
SPDR S&P 500 ETF Trust (h)	74	186.00	February 2015	18,349	(5,254)

				$27,109	$(10,080)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
CDX NAHY.23, Deutsche Bank AG	Deutsche Bank AG	Sell	103.00%	3/18/15	$5,500	$23,650	$(29,208)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)%	3.38%		$129	$(8,810)	$(1,750)
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)%	3.38%		515	(35,238)	(3,863)
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)%	3.38%		644	(44,048)	(5,435)
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)%	3.38%		1,172	(80,222)	(25,363)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	3.66%		410	(25,333)	(3,890)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)%	2.02%	EUR	90	(13,073)	464
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)%	2.02%		780	(113,298)	(2,240)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	5.00%	3.38%	$1,213	$83,000	$(7,751)

				$(237,022)	$(49,828)

*	Termination date.

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	2,000	5/09/19	1.732%	3 Month LIBOR	$(48,053)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
ArcelorMittal, 6.125%, 6/01/18, 12/20/19*	(1.00)%	3.26%	EUR	160	$18,466	$14,757	$3,709
United States Steel Corp., 6.65%, 6/01/37, 12/20/19*	(5.00)	5.26		$210	1,699	(2,911)	4,610
Citibank:
Amkor Technology, Inc., 7.375%,5/01/18, 12/20/19*	(5.00)	3.25		100	(8,078)	(7,930)	(148)
Dell Inc., 7.1%, 5/15/28, 12/20/19*	(1.00)	1.49		200	4,638	10,646	(6,008)
J. C. Penney Company, Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)	3.95		100	(1,527)	2,980	(4,507)
Quest Diagnostics Incorporated, 6.95%, 7/01/37, 12/20/19*	(1.00)	0.79		500	(5,185)	3,397	(8,582)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Renault, 5.625%, 3/22/17, 12/20/19*	(1.00)%	0.92%	EUR	330	$(1,607)	$	– 0	–	$(1,607)
Credit Suisse International:
BellSouth Corp., 6.55%, 6/15/34, 9/20/19*	(1.00)	0.53	$1,000	(22,064)	(22,713)	649
ConAgra Foods, Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)	0.80	600	(8,202)	(5,967)	(2,235)
Western Union Co., 3.65% 8/22/18, 9/20/17*	(1.00)	0.56	600	(6,796)	(7,012)	216
Deutsche Bank AG:
Lloyds Bank PLC, 1.50%, 5/02/17, 12/20/19*	(1.00)	0.50	EUR	470	(13,413)	(11,768)	(1,645)
Goldman Sachs Bank USA:
Stena Aktiebolag, 6.125%, 2/01/17, 12/20/19*	(5.00)	5.64	170	4,388	5,094	(706)
Goldman Sachs International:
KB Home, 9.10%, 9/15/17, 3/20/20*	(5.00)	4.39	$210	(7,026)	(10,376)	3,350
Peabody Energy Corp., 7.375%, 11/01/16, 12/20/19*	(5.00)	9.21	130	19,293	1,243	18,050
Transocean, Inc., 7.375%, 4/15/18, 3/20/20*	(5.00)	7.94	320	33,934	27,387	6,547
JPMorgan Chase Bank:
Kohl’s Corp., 6.25%, 12/15/17, 6/20/17*	(1.00)	0.30	400	(6,819)	(4,144)	(2,675)
Sale Contracts
Citibank:
NRG Energy, Inc., 6.25%, 7/15/22, 6/20/19*	5.00	3.11	100	7,969	10,167	(2,198)
Credit Suisse International:
AT&T, Inc., 1.60%, 2/15/17, 9/20/19*	1.00	0.66	1,000	15,749	26,365	(10,616)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Western Union Co., 3.650% 8/22/18, 9/20/19*	1.00%	1.27%	$400	$(5,118)	$(5,160)	$42
JPMorgan Chase Bank:
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	400	3,246	(5,063)	8,309
TRW Automotive, Inc., 7.25%, 3/15/17, 9/20/19*	1.00	0.65	100	1,617	(1,626)	3,243
TRW Automotive, Inc., 7.25%, 3/15/17, 12/20/19*	1.00	0.70	300	4,442	3,479	963

				$29,606	$20,845	$8,761

*	Termination date.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank iBoxx $ Liquid High Yield Total Return Index	4,752	LIBOR	USD	1,100	3/20/15	$11,016
Pay Total Return on Reference Obligation
Morgan Stanley & Co. iBoxx $ Liquid High Yield Total Return Index	2,364	LIBOR	USD	550	3/20/15	(2,911)

						$8,105

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $2,281,261 or 10.7% of net assets.
(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2015.
(c)	Convertible security.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2015.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(h)	One contract relates to 100 shares.
(i)	One contract relates to 1 share.
(j)	Fair valued by the Adviser.
(k)	Illiquid security.

(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	An amount of U.S.$19,820 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2015.
(o)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $666,439 and gross unrealized depreciation of investments was $(1,190,193), resulting in net unrealized depreciation of $(523,754).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
USD	-	United States Dollar

Glossary:

BBA	-	British Bankers Association
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc. - AB Credit Long/Short Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$11,367,603		$123,000		$11,490,603
Corporates - Investment Grade		– 0	–	1,884,426		– 0	–	1,884,426
Common Stocks		862,750		1,879		– 0	–	864,629
Preferred Stocks		743,243		47,652		– 0	–	790,895
Bank Loans		– 0	–	– 0	–	723,883		723,883
Collateralized Mortgage Obligations		– 0	–	– 0	–	672,541		672,541
Emerging Markets - Corporate Bonds		– 0	–	605,150		– 0	–	605,150
Quasi-Sovereigns		– 0	–	249,200		– 0	–	249,200
Emerging Markets - Sovereigns		– 0	–	235,138		– 0	–	235,138
Options Purchased - Puts		– 0	–	91,135		– 0	–	91,135
Governments - Treasuries		– 0	–	83,383		– 0	–	83,383
Options Purchased - Calls		– 0	–	23,290		– 0	–	23,290
Warrants		11,477		– 0	–	4,988		16,465
Short-Term Investments		2,492,678		– 0	–	– 0	–	2,492,678
Liabilities:
Corporates - Non-Investment Grade		– 0	–	(6,107,610)		– 0	–	(6,107,610)
Corporates - Investment Grade		– 0	–	(3,723,126)		– 0	–	(3,723,126)
Quasi-Sovereigns		– 0	–	(184,140)		– 0	–	(184,140)
Emerging Markets - Sovereigns		– 0	–	(137,000)		– 0	–	(137,000)

Total Investments in Securities		4,110,148		4,436,980		1,524,412		10,071,540
Other Financial Instruments* :
Assets:
Futures		46,532		– 0	–	– 0	–	46,532
Forward Currency Exchange Contracts		– 0	–	19,395		– 0	–	19,395
Centrally Cleared Credit Default Swaps		– 0	–	464		– 0	–	464
Credit Default Swaps		– 0	–	49,688		– 0	–	49,688
Total Return Swaps		– 0	–	11,016		– 0	–	11,016
Liabilities:
Futures		(3,942)		– 0	–	– 0	–	(3,942)
Forward Currency Exchange Contracts		– 0	–	(136,483)		– 0	–	(136,483)
Call Options Written		– 0	–	(416)		– 0	–	(416)
Put Options Written		– 0	–	(10,080)		– 0	–	(10,080)
Credit Default Swaptions Written		– 0	–	(29,208)		– 0	–	(29,208)
Centrally Cleared Credit Default Swaps		– 0	–	(50,292)		– 0	–	(50,292)
Centrally Cleared Interest Rate Swaps		– 0	–	(48,053)		– 0	–	(48,053)
Credit Default Swaps		– 0	–	(40,927)		– 0	–	(40,927)
Total Return Swaps		– 0	–	(2,911)		– 0	–	(2,911)

Total^		$4,152,738		$4,199,173		$1,524,412		$9,876,323

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade			Bank Loans		Collateralized Mortgage Obligations
Balance as of 10/31/14		$124,800		$466,414		$699,902
Accrued discounts/(premiums)		(111)		408		(224)
Realized gain (loss)		– 0	–	493		(270)
Change in unrealized appreciation/depreciation		(1,689)		(16,538)		(6,070)
Purchases/Payups		– 0	–	282,750		– 0	–
Sales/Paydowns		– 0	–	(9,644)		(20,797)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 1/31/15		$123,000		$723,883		$672,541

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15		$(1,689)		$(16,538)		$(6,070)

	Warrants			Total
Balance as of 10/31/14	$	– 0	–	$1,291,116
Accrued discounts/(premiums)		– 0	–	73
Realized gain (loss)		– 0	–	223
Change in unrealized appreciation/depreciation		– 0	–	(24,297)
Purchases/Payups		4,988		287,738
Sales/Paydowns		– 0	–	(30,441)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 1/31/15		$4,988		$1,524,412

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/15	$	– 0	–	$(24,297)

As of January 31, 2015 all securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 87.4%
United States - 87.4%
U.S. Treasury Inflation Index
0.125%, 4/15/17 (TIPS) (a)(b)	U.S.$	30,998	$31,399,926
0.125%, 4/15/18-1/15/23 (TIPS) (b)		81,494	82,769,057
0.125%, 1/15/22-7/15/24 (TIPS)		62,594	63,539,051
0.25%, 1/15/25 (TIPS)		22,681	23,159,432
0.375%, 7/15/23 (TIPS)		19,728	20,439,808
0.625%, 7/15/21 (TIPS) (b)		23,335	24,550,843
0.625%, 1/15/24 (TIPS)		17,469	18,404,890
1.125%, 1/15/21 (TIPS) (b)		13,139	14,134,643
1.25%, 7/15/20 (TIPS) (b)		22,165	24,059,043
1.375%, 1/15/20 (TIPS)		8,100	8,765,436
1.875%, 7/15/15 (TIPS)		3,618	3,633,787
1.875%, 7/15/19 (TIPS) (b)		3,872	4,272,629

Total Inflation-Linked Securities (cost $314,858,180)			319,128,545

CORPORATES - INVESTMENT GRADE - 15.7%
Industrial - 10.2%
Basic - 1.7%
Basell Finance Co. BV
8.10%, 3/15/27 (c)		205	285,553
Cia Minera Milpo SAA
4.625%, 3/28/23 (c)		412	403,580
Dow Chemical Co. (The)
8.55%, 5/15/19		67	84,376
Glencore Funding LLC
3.125%, 4/29/19 (c)		1,720	1,730,671
International Paper Co.
4.75%, 2/15/22		800	892,901
LyondellBasell Industries NV
5.75%, 4/15/24		405	478,922
Minsur SA
6.25%, 2/07/24 (c)		869	931,485
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		393	377,280
Yamana Gold, Inc.
4.95%, 7/15/24		853	863,923

			6,048,691

Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		426	304,590

Communications - Media - 1.5%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,095	1,125,860
6.15%, 3/01/37-2/15/41		331	447,317
CBS Corp.
5.75%, 4/15/20		325	380,232
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		274	287,144

	Principal Amount (000)		U.S. $ Value
4.45%, 4/01/24	U.S.$	372	$403,891
5.00%, 3/01/21		825	924,928
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(d)		415	433,675
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(e)		409	434,603
Omnicom Group, Inc.
3.625%, 5/01/22		163	172,198
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		460	569,542
Time Warner Cable, Inc.
5.00%, 2/01/20		35	39,412
8.75%, 2/14/19		25	31,332
Viacom, Inc.
3.875%, 4/01/24		339	350,638

			5,600,772

Communications - Telecommunications - 1.4%
American Tower Corp.
3.50%, 1/31/23		300	300,632
4.70%, 3/15/22		395	426,427
5.05%, 9/01/20		35	38,883
AT&T, Inc.
3.00%, 2/15/22		1,255	1,272,552
5.35%, 9/01/40		280	313,844
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	47,463
SBA Tower Trust
2.898%, 10/15/19 (c)	U.S.$	851	866,186
Telefonica Emisiones SAU
5.462%, 2/16/21		400	462,781
Verizon Communications, Inc.
5.15%, 9/15/23		1,001	1,147,758
7.35%, 4/01/39		300	423,132

			5,299,658

Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	404,686
5.875%, 8/02/21		640	756,899

			1,161,585

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22		175	196,499

Consumer Cyclical - Retailers - 0.3%
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		935	988,720

Consumer Non-Cyclical - 1.8%
Actavis Funding SCS
3.85%, 6/15/24		278	284,673
Altria Group, Inc.
2.625%, 1/14/20		930	952,356
4.75%, 5/05/21		195	219,267

	Principal Amount (000)		U.S. $ Value
Bayer US Finance LLC
3.375%, 10/08/24 (c)	U.S.$	374	$398,006
Becton Dickinson and Co.
3.734%, 12/15/24		388	413,318
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		125	127,349
8.50%, 6/15/19		75	93,100
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		648	668,107
Kroger Co. (The)
3.40%, 4/15/22		624	651,518
Medtronic, Inc.
3.50%, 3/15/25 (c)		895	947,463
Perrigo Finance PLC
3.50%, 12/15/21		217	227,272
Reynolds American, Inc.
3.25%, 11/01/22		284	285,258
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		363	398,099
Tyson Foods, Inc.
2.65%, 8/15/19		199	204,424
3.95%, 8/15/24		650	698,100

			6,568,310

Energy - 2.0%
DCP Midstream LLC
4.75%, 9/30/21 (c)		405	377,916
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		350	303,168
Energy Transfer Partners LP
5.20%, 2/01/22		510	559,777
6.125%, 2/15/17		145	156,842
Enterprise Products Operating LLC
5.20%, 9/01/20		335	380,458
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		846	863,858
4.15%, 3/01/22		104	107,578
Marathon Petroleum Corp.
5.125%, 3/01/21		280	315,607
Nabors Industries, Inc.
5.10%, 9/15/23		96	87,830
NiSource Finance Corp.
6.80%, 1/15/19		75	89,293
Noble Energy, Inc.
3.90%, 11/15/24		491	495,773
4.15%, 12/15/21		127	132,931
8.25%, 3/01/19		387	467,989
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		1,060	1,158,608
Spectra Energy Capital LLC
8.00%, 10/01/19		8	9,845
Transocean, Inc.
6.375%, 12/15/21		2	1,654
6.50%, 11/15/20		740	619,750
Valero Energy Corp.
6.125%, 2/01/20		476	547,544

	Principal Amount (000)		U.S. $ Value
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	U.S.$	70	$74,626
Williams Partners LP
3.90%, 1/15/25		350	338,634
4.125%, 11/15/20		300	314,344

			7,404,025

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		356	353,207

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,772
KLA-Tencor Corp.
4.65%, 11/01/24		935	995,559
Motorola Solutions, Inc.
3.75%, 5/15/22		320	331,770
7.50%, 5/15/25		505	639,078
Seagate HDD Cayman
4.75%, 1/01/25 (c)		398	421,055
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		12	12,924
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		426	439,411
Total System Services, Inc.
2.375%, 6/01/18		259	260,296

			3,107,865

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		47	50,649
Ryder System, Inc.
3.15%, 3/02/15		105	105,203
5.85%, 11/01/16		105	113,492
7.20%, 9/01/15		10	10,375

			279,719

			37,313,641

Financial Institutions - 4.6%
Banking - 2.5%
Bank of America Corp.
0.919%, 3/28/18 (f)	EUR	900	1,005,640
Barclays Bank PLC
6.625%, 3/30/22 (c)		101	149,006
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	213	236,240
Capital One Financial Corp.
5.25%, 2/21/17		150	161,896
Credit Suisse AG
6.50%, 8/08/23 (c)		621	693,611
Goldman Sachs Group, Inc. (The)
1.836%, 11/29/23 (f)		810	834,490

	Principal Amount (000)		U.S. $ Value
ING Bank NV
2.00%, 9/25/15 (c)	U.S.$	600	$604,473
JPMorgan Chase & Co.
4.25%, 10/15/20		55	60,290
Macquarie Group Ltd.
7.625%, 8/13/19 (c)		65	79,040
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		816	887,073
Morgan Stanley
Series G
5.50%, 7/28/21		456	529,959
Murray Street Investment Trust I
4.647%, 3/09/17		52	55,333
National Capital Trust II Delaware
5.486%, 3/23/15 (c)(e)		45	45,148
Nordea Bank AB
6.125%, 9/23/24 (c)(e)		201	200,122
PNC Bank NA
3.80%, 7/25/23		940	996,899
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(e)		375	390,000
Santander Bank NA
1.182%, 1/12/18 (f)		890	890,249
Standard Chartered PLC
4.00%, 7/12/22 (c)		725	741,312
UBS AG/Stamford CT
7.625%, 8/17/22		465	555,041

			9,115,822

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		809	817,591

Insurance - 1.2%
American International Group, Inc.
4.875%, 6/01/22		625	717,482
6.40%, 12/15/20		205	250,836
Coventry Health Care, Inc.
5.45%, 6/15/21		415	489,239
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (c)(e)		415	441,975
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		535	620,103
5.50%, 3/30/20		24	27,724
6.10%, 10/01/41		165	216,564
Lincoln National Corp.
8.75%, 7/01/19		175	222,762
MetLife, Inc.
5.70%, 6/15/35		90	119,199
7.717%, 2/15/19		180	221,611
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	415,353
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	208,083

	Principal Amount (000)		U.S. $ Value
Prudential Financial, Inc.
5.625%, 6/15/43	U.S.$	340	$353,600

			4,304,531

Other Finance - 0.0%
ORIX Corp.
4.71%, 4/27/15		37	37,327

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		739	845,361
Health Care REIT, Inc.
5.25%, 1/15/22		890	1,016,976
Trust F/1401
5.25%, 12/15/24 (c)		825	869,138

			2,731,475

			17,006,746

Utility - 0.5%
Electric - 0.3%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		340	459,889
CMS Energy Corp.
5.05%, 3/15/22		144	166,123
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	103,933
Exelon Generation Co. LLC
4.25%, 6/15/22		416	444,455

			1,174,400

Natural Gas - 0.2%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		480	512,505

			1,686,905

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		421	411,982
OCP SA
5.625%, 4/25/24 (c)		330	359,740
Petrobras International Finance Co. SA
5.75%, 1/20/20		693	642,681

			1,414,403

Total Corporates - Investment Grade (cost $55,327,435)			57,421,695

ASSET-BACKED SECURITIES - 9.6%
Autos - Fixed Rate - 5.9%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		805	806,527
Series 2014-1, Class A2
1.29%, 1/15/19		1,398	1,400,400

	Principal Amount (000)		U.S. $ Value
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17	U.S.$	108	$108,126
Series 2013-3, Class A3
0.92%, 4/09/18		1,245	1,246,528
Series 2013-4, Class A3
0.96%, 4/09/18		535	535,490
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)		263	262,577
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		448	446,904
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		420	424,596
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		289	300,387
Series 2014-1A, Class A
2.46%, 7/20/20 (c)		1,689	1,715,305
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		850	854,314
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2
0.62%, 7/20/16		142	141,845
Series 2013-3, Class A2
1.04%, 11/21/16		1,115	1,116,758
Series 2014-1, Class B
2.22%, 1/22/19		200	202,860
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (c)		111	111,320
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (c)		1,512	1,512,274
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		546	545,953
Series 2014-B, Class A
1.11%, 11/15/18 (c)		540	538,213
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		407	407,375
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		41	41,022
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		113	113,472
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		276	275,821
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		284	282,916

	Principal Amount (000)		U.S. $ Value
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)	U.S.$	135	$135,379
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	206	162,211
Series 2014-R2A, Class A1
1.353%, 3/15/16 (c)		249	196,111
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	225	224,188
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	743,731
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		993	994,252
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		415	416,084
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		2,185	2,184,511
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	167,339
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		265	264,562
Series 2014-A, Class A2A
0.48%, 6/15/16		559	559,404
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		1,193	1,193,695
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		881	882,939
Series 2013-5, Class A2A
0.64%, 4/17/17		88	88,109

			21,603,498

Credit Cards - Fixed Rate - 1.0%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		474	476,465
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		523	536,682
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		825	828,152
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,084	1,099,480
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		370	374,062

	Principal Amount (000)		U.S. $ Value
Series 2013-A, Class A
1.61%, 12/15/21	U.S.$	373	$374,149

			3,688,990

Autos - Floating Rate - 1.0%
Ally Master Owner Trust
Series 2014-2, Class A
0.537%, 1/16/18 (f)		810	809,869
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.567%, 9/15/17 (c)(f)		809	809,515
Ford Credit Floorplan Master Owner Trust A
Series 2013-1, Class A2
0.547%, 1/15/18 (f)		797	797,099
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.716%, 12/10/27 (c)(f)		1,258	1,259,741

			3,676,224

Credit Cards - Floating Rate - 0.7%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.517%, 3/16/20 (f)		600	599,897
First National Master Note Trust
Series 2013-2, Class A
0.697%, 10/15/19 (f)		794	795,840
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.547%, 12/15/19 (f)		910	911,706

			2,307,443

Other ABS - Fixed Rate - 0.5%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		915	914,804
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (c)		924	924,403

			1,839,207

Other ABS - Floating Rate - 0.5%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.548%, 7/20/19 (f)		1,068	1,064,891
Series 2015-1, Class A
0.668%, 1/20/20 (f)		693	693,000

			1,757,891

Total Asset-Backed Securities (cost $34,836,701)			34,873,253

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.0%
Non-Agency Fixed Rate CMBS - 7.6%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51	U.S.$	1,720	$1,881,401
Series 2007-5, Class AM
5.772%, 2/10/51		258	274,045
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		571	586,329
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,070	1,096,629
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		885	937,910
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.772%, 3/15/49		273	283,782
Series 2015-GC27, Class A5
3.137%, 2/10/48		707	728,671
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.769%, 5/15/46		465	506,385
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		393	388,998
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.698%, 6/15/39		463	486,221
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1A, Class E
5.557%, 11/10/46 (c)		368	409,644
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		515	517,855
Greenwich Capital Commercial Mortgage Trust
Series 2007-GG9, Class A4
5.444%, 3/10/39		664	707,675
Series 2007-GG9, Class AM
5.475%, 3/10/39		598	627,664
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		808	829,297
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		703	699,069
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		254	253,805
Series 2006-CB15, Class A4
5.814%, 6/12/43		424	444,210

	Principal Amount (000)		U.S. $ Value
Series 2007-CB19, Class AM
5.699%, 2/12/49	U.S.$	295	$312,632
Series 2007-LD12, Class AM
6.012%, 2/15/51		245	268,353
Series 2007-LDPX, Class A3
5.42%, 1/15/49		409	437,215
Series 2011-C5, Class D
5.323%, 8/15/46 (c)		266	290,946
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,899	2,033,999
Series 2008-C2, Class A1A
5.998%, 2/12/51		849	936,372
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		250	252,225
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		1,734	1,772,431
Series 2007-C1, Class A4
5.424%, 2/15/40		1,067	1,139,561
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		633	647,871
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		608	642,195
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,253	2,369,122
Series 2007-9, Class A4
5.70%, 9/12/49		125	134,981
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (c)		553	554,090
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		277	288,952
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,365,963
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		862	915,155
Series 2014-C20, Class A2
3.036%, 5/15/47		648	679,781

			27,701,434

Non-Agency Floating Rate CMBS - 1.4%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.487%, 11/15/19 (c)(f)		489	488,560
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.067%, 6/11/27 (c)(f)		775	771,620
Series 2014-SAVA, Class A
1.317%, 6/15/34 (c)(f)		664	662,368

	Principal Amount (000)		U.S. $ Value
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.871%, 12/05/31 (c)(f)	U.S.$	405	$403,715
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.087%, 6/15/29 (c)(f)		1,068	1,065,965
PFP III Ltd.
Series 2014-1, Class A
1.338%, 6/14/31 (c)(f)		656	657,428
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.218%, 4/15/32 (c)(f)		452	447,311
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.387%, 11/15/27 (c)(f)		614	613,490

			5,110,457

Total Commercial Mortgage-Backed Securities (cost $32,875,488)			32,811,891

MORTGAGE PASS-THROUGHS - 3.4%
Agency Fixed Rate 30-Year - 3.4%
Federal National Mortgage Association
4.00%, 3/01/45, TBA		6,794	7,261,883
Government National Mortgage Association
3.00%, 3/01/45, TBA		4,927	5,099,445

Total Mortgage Pass-Throughs (cost $12,333,371)			12,361,328

CORPORATES - NON-INVESTMENT GRADE - 3.2%
Industrial - 1.5%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		90	93,487

Capital Goods - 0.1%
Sealed Air Corp.
5.25%, 4/01/23 (c)		331	342,585

Communications - Media - 0.3%
CSC Holdings LLC
8.625%, 2/15/19		146	170,090
Numericable-SFR
5.375%, 5/15/22 (c)	EUR	231	276,039
Sirius XM Radio, Inc.
4.625%, 5/15/23 (c)	U.S.$	416	390,000
Univision Communications, Inc.
6.875%, 5/15/19 (c)		326	339,855

			1,175,984

Communications - Telecommunications - 0.2%
Sprint Corp.
7.875%, 9/15/23		400	405,500

	Principal Amount (000)		U.S. $ Value
Telecom Italia Capital SA
7.175%, 6/18/19	U.S.$	170	$194,650

			600,150

Consumer Cyclical - Automotive - 0.2%
Dana Holding Corp.
6.00%, 9/15/23		147	152,880
General Motors Co.
3.50%, 10/02/18		425	435,625
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		190	202,350

			790,855

Consumer Cyclical - Other - 0.2%
KB Home
4.75%, 5/15/19		345	329,475
MCE Finance Ltd.
5.00%, 2/15/21 (c)		405	376,650

			706,125

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		174	180,177

Energy - 0.3%
California Resources Corp.
5.50%, 9/15/21 (c)		277	232,680
ONEOK, Inc.
4.25%, 2/01/22		463	430,045
Paragon Offshore PLC
6.75%, 7/15/22 (c)		62	29,760
7.25%, 8/15/24 (c)		360	172,800
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	116,150
SM Energy Co.
6.50%, 1/01/23		41	40,180

			1,021,615

Services - 0.1%
Sabre GLBL, Inc.
8.50%, 5/15/19 (c)		381	407,670

Transportation - Services - 0.1%
Hertz Corp. (The)
6.75%, 4/15/19		375	386,250

			5,704,898

Financial Institutions - 1.5%
Banking - 1.3%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (e)		374	391,648
Bank of Ireland
2.08%, 9/22/15 (f)(g)	CAD	560	427,481

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.86%, 6/15/32 (c)(e)	U.S.$	137	$150,700
7.75%, 4/10/23		372	406,782
Barclays PLC
4.375%, 9/11/24		290	293,933
BNP Paribas SA
5.186%, 6/29/15 (c)(e)		257	258,285
Credit Agricole SA
7.875%, 1/23/24 (c)(e)		248	256,370
HBOS Capital Funding LP
4.939%, 5/23/16 (e)	EUR	951	1,082,155
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	689	709,649
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		102	115,236
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (c)(e)		233	234,165
Societe Generale SA
5.922%, 4/05/17 (c)(e)		115	119,002
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		325	345,242

			4,790,648

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	212,500
International Lease Finance Corp.
5.875%, 4/01/19		294	318,623
Navient Corp.
7.25%, 1/25/22		54	58,725

			589,848

			5,380,496

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		377	417,527
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		287	286,283

			703,810

Total Corporates - Non-Investment Grade (cost $12,268,229)			11,789,204

GOVERNMENTS - TREASURIES - 1.2%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	4,905	1,755,339

	Principal Amount (000)		U.S. $ Value
Mexico - 0.7%
Mexican Bonos
Series M
7.75%, 12/14/17	MXN	36,954	$2,718,128

Total Governments - Treasuries (cost $4,607,794)			4,473,467

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
GSE Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.418%, 11/25/23 (f)	U.S.$	1,030	1,050,115
Series 2014-DN2, Class M3
3.768%, 4/25/24 (f)		320	300,344
Series 2014-DN3, Class M3
4.168%, 8/25/24 (f)		1,055	1,025,577
Federal National Mortgage Association
Series 2014-C04, Class 1M2
5.068%, 11/25/24 (f)		723	737,379
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.368%, 7/25/24 (f)		370	366,924

			3,480,339

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2010-117, Class DI
4.50%, 5/25/25 (h)		2,858	268,415

Total Collateralized Mortgage Obligations (cost $3,764,129)			3,748,754

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		358	378,181

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (c)		995	1,080,777

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		310	346,077

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		439	447,561

	Principal Amount (000)		U.S. $ Value
South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)	U.S.$	450	$463,442

Total Quasi-Sovereigns (cost $2,565,994)			2,716,038

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		391	404,196

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		292	278,860

Israel - 0.2%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)		620	626,200

Total Governments - Sovereign Agencies (cost $1,331,179)			1,309,256

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (c)		208	215,280

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		370	345,488
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(j)		655	26,200

			371,688

Total Emerging Markets - Corporate Bonds (cost $936,948)			586,968

	Shares
COMMON STOCKS - 0.1%
Mt. Logan Re Ltd. (Preference Shares) (cost $500,000)		500	501,207

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15	U.S.$	16	16,235

	Principal Amount (000)		U.S. $ Value
Qatar - 0.1%
Qatar Government International Bond
4.50%, 1/20/22 (c)	U.S.$	360	$407,250

Total Governments - Sovereign Bonds (cost $373,217)			423,485

	Shares
PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Insurance - 0.0%
Allstate Corp. (The)
5.10% (cost $52,500)		2,100	54,201

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (k)(l) (cost $1,784,452)		1,784,452	1,784,452

Total Investments Before Securities Sold Short - 132.5% (cost $478,415,617)			483,983,744

	Principal Amount (000)
SECURITIES SOLD SHORT - (3.4)%
Mortgage Pass-Throughs - (3.4)%
Agency Fixed Rate 30-Year - (3.4)%
Federal National Mortgage Association
3.00%, 3/01/45, TBA	U.S.$	(4,957)	(5,113,107)
Government National Mortgage Association
4.00%, 3/01/45, TBA		(6,799)	(7,239,872)

Total Mortgage Pass-Throughs (proceeds $12,321,504)			(12,352,979)

Total Securities Sold Short (proceeds $12,321,504)			(12,352,979)

Total Investments, Net of Securities Sold Short - 129.1% (cost $466,094,113) (m)			471,630,765
Other assets less liabilities - (29.1)% (n)			(106,357,667)

Net Assets – 100.0%			$365,273,098

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	15	March 2015	$1,815,842	$1,820,156	$4,314
U.S. Ultra Bond (CBT) Futures	19	March 2015	2,981,230	3,399,813	418,583
Sold Contracts
Euro-BOBL Future	35	March 2015	5,165,576	5,176,698	(11,122)
U.S. Long Bond (CBT) Futures	14	March 2015	1,961,730	2,117,938	(156,208)
U.S. T-Note 10 Yr (CBT) Futures	213	March 2015	27,131,719	27,876,375	(744,656)

					$(489,089)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	6,861	USD	8,109	2/12/15	$355,280
BNP Paribas SA	MXN	39,843	USD	2,723	2/27/15	69,077
Deutsche Bank AG	BRL	4,862	USD	1,826	2/03/15	14,260
Deutsche Bank AG	USD	1,878	BRL	4,862	2/03/15	(65,968)
Deutsche Bank AG	BRL	4,862	USD	1,864	3/03/15	66,215
Goldman Sachs Bank USA	BRL	4,862	USD	1,816	2/03/15	3,586
Goldman Sachs Bank USA	USD	1,826	BRL	4,862	2/03/15	(14,260)
Goldman Sachs Bank USA	USD	3,269	EUR	2,770	2/12/15	(139,169)
JPMorgan Chase Bank	CAD	4,208	USD	3,524	2/25/15	213,227
Royal Bank of Scotland PLC	EUR	789	USD	909	2/12/15	17,985
Royal Bank of Scotland PLC	USD	884	CAD	1,047	2/25/15	(60,319)
Royal Bank of Scotland PLC	AUD	3,354	USD	2,667	3/20/15	63,192
State Street Bank & Trust Co.	USD	376	EUR	330	2/12/15	(2,303)
State Street Bank & Trust Co.	USD	81	CAD	101	2/25/15	(1,759)

						$519,044

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31 ,2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.17%	$4,079	$(285,648)	$(60,897)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.70	18,250	(280,051)	4,702
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	3.17	3,267	(228,796)	(126,660)

				$(794,495)	$(182,855)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$1,940	6/25/21	2.247%	3 Month LIBOR	$(89,731)
Morgan Stanley & Co., LLC/(CME Group)		1,900	12/18/17	1.164%	3 Month LIBOR	(13,394)
Morgan Stanley & Co., LLC/(CME Group)	NZD	5,770	9/25/19	3 Month BKBM	4.390%	200,489
Morgan Stanley & Co., LLC/(CME Group)		$6,980	10/31/19	3 Month LIBOR	1.747%	171,401
Morgan Stanley & Co., LLC/(CME Group)		2,610	1/14/24	2.980%	3 Month LIBOR	(276,116)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(252,940)
Morgan Stanley & Co., LLC/(CME Group)		3,280	4/28/24	2.817%	3 Month LIBOR	(324,791)
Morgan Stanley & Co., LLC/(CME Group)		4,670	5/06/24	2.736%	3 Month LIBOR	(423,393)
Morgan Stanley & Co., LLC/(CME Group)		1,890	5/29/24	3 Month LIBOR	2.628%	150,409
Morgan Stanley & Co., LLC/(CME Group)		3,790	6/05/24	2.710%	3 Month LIBOR	(327,547)
Morgan Stanley & Co., LLC/(CME Group)		3,330	7/02/24	2.632%	3 Month LIBOR	(259,173)
Morgan Stanley & Co., LLC/(CME Group)		2,370	7/10/24	2.674%	3 Month LIBOR	(191,927)
Morgan Stanley & Co., LLC/(CME Group)		1,900	7/18/24	3 Month LIBOR	2.668%	151,931
Morgan Stanley & Co., LLC/(CME Group)		2,810	9/24/24	3 Month LIBOR	2.691%	255,024
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,880	9/25/24	4.628%	3 Month BKBM	(268,183)

						$(1,497,941)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
CDX-NAIG Series 19, 5 Year Index, 12/20/17*	1.00%	0.38%	$3,200	$60,642	$1,763	$58,879
Credit Suisse International:
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	262	2,124	(2,783)	4,907
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	446	3,621	(5,288)	8,909
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	182	1,475	(2,154)	3,629
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	180	1,464	(2,137)	3,601
Deutsche Bank AG:
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	0.53	440	5,698	(8,149)	13,847

				$75,024	$(18,748)	$93,772

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,300	1/15/16	CPI #	0.970%		$116,325
Barclays Bank PLC	21,900	7/15/16	1.984%	CPI	#	(592,061)
Barclays Bank PLC	12,100	1/15/18	2.069%	CPI	#	(433,167)
Citibank	7,300	1/15/16	0.945%	CPI	#	(114,217)
Citibank	7,000	7/15/16	2.075%	CPI	#	(218,014)

						$(1,241,134)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$850	1/17/22	2.050%	3 Month LIBOR	$(26,900)
Morgan Stanley Capital Services LLC	1,100	2/21/42	2.813%	3 Month LIBOR	(165,680)
Morgan Stanley Capital Services LLC	830	3/06/42	2.804%	3 Month LIBOR	(122,580)

					$(315,160)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2015
Bank of America+	0.15%	—	$11,364,160
Barclays Capital, Inc.+	0.15%	—	7,921,368
HSBC	0.19%	2/19/15	27,235,343
HSBC	0.20%	4/16/15	20,952,095
HSBC	0.21%	4/15/15	8,579,076
JPMorgan Chase	0.20%	4/13/15	8,086,123
JPMorgan Chase	0.18%	4/08/15	3,517,957

			$87,656,122

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2015.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $53,929,475 or 14.8% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2015.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(g)	Illiquid security.
(h)	IO - Interest Only

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of January 31, 2015, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/28/18	$363,153	$26,200	0.01%

(j)	Security is in default and is non-income producing.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,583,050 and gross unrealized depreciation of investments was $(3,046,398), resulting in net unrealized appreciation of $5,536,652.
(n)	An amount of U.S. $406,111 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc. - AB Bond Inflation Strategy

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$319,128,545		$	– 0	–	$319,128,545
Corporates - Investment Grade		– 0	–	57,421,695			– 0	–	57,421,695
Asset-Backed Securities		– 0	–	31,141,003			3,732,250		34,873,253
Commercial Mortgage-Backed Securities		– 0	–	28,175,475			4,636,416		32,811,891
Mortgage Pass-Throughs		– 0	–	12,361,328			– 0	–	12,361,328
Corporates - Non-Investment Grade		– 0	–	11,789,204			– 0	–	11,789,204
Governments - Treasuries		– 0	–	4,473,467			– 0	–	4,473,467
Collateralized Mortgage Obligations		– 0	–	268,415			3,480,339		3,748,754
Quasi-Sovereigns		– 0	–	2,716,038			– 0	–	2,716,038
Governments - Sovereign Agencies		– 0	–	1,309,256			– 0	–	1,309,256
Emerging Markets - Corporate Bonds		– 0	–	586,968			– 0	–	586,968
Common Stocks		– 0	–	– 0	–		501,207		501,207
Governments - Sovereign Bonds		– 0	–	423,485			– 0	–	423,485

Investments in Securities:	Level 1		Level 2		Level 3		Total
Preferred Stocks	54,201		– 0	–	– 0	–	54,201
Short-Term Investments	1,784,452		– 0	–	– 0	–	1,784,452
Liabilities:
Mortgage Pass-Throughs	– 0	–	(12,352,979)		– 0	–	(12,352,979)

Total Investments in Securities	1,838,653		457,441,900		12,350,212		471,630,765
Other Financial Instruments* :
Assets:
Futures	422,897		– 0	–	– 0	–	422,897
Forward Currency Exchange Contracts	– 0	–	802,822		– 0	–	802,822
Centrally Cleared Credit Default Swaps	– 0	–	4,702		– 0	–	4,702
Centrally Cleared Interest Rate Swaps	– 0	–	929,254		– 0	–	929,254
Credit Default Swaps	– 0	–	93,772		– 0	–	93,772
Inflation Swaps	– 0	–	116,325		– 0	–	116,325
Liabilities:
Futures	(911,986)		– 0	–	– 0	–	(911,986)
Forward Currency Exchange Contracts	– 0	–	(283,778)		– 0	–	(283,778)
Centrally Cleared Credit Default Swaps	– 0	–	(187,557)		– 0	–	(187,557)
Centrally Cleared Interest Rate Swaps	– 0	–	(2,427,195)		– 0	–	(2,427,195)
Inflation Swaps	– 0	–	(1,357,459)		– 0	–	(1,357,459)
Interest Rate Swaps	– 0	–	(315,160)		– 0	–	(315,160)

Total^	$1,349,564		$454,817,626		$12,350,212		$468,517,402

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/14	$2,818,092		$3,965,975		$3,714,288
Accrued discounts/(premiums)	18		(4,379)		179
Realized gain (loss)	(1)		(520)		6,450
Change in unrealized appreciation/depreciation	(783)		(12,727)		3,466
Purchases/Payups	914,924		698,673		723,000
Sales/Paydowns	– 0	–	(10,606)		(967,044)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/15	$3,732,250		$4,636,416		$3,480,339

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(783)		$(12,727)		$11,853

	Common Stocks		Total
Balance as of 10/31/14	$ – 0	–	$10,498,355
Accrued discounts/(premiums)	– 0	–	(4,182)
Realized gain (loss)	– 0	–	5,929
Change in unrealized appreciation/depreciation	1,207		(8,837)
Purchases/Payups	500,000		2,836,597
Sales/Paydowns	– 0	–	(977,650)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$501,207		$12,350,212

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$1,207		$(450)

As of January 31,2015 all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Government Reserves Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency Obligations - 93.5%
Federal Farm Credit Bank
6/16/15 (a)	0.113%	$7,500	$7,499,742
3/04/15 (a)	0.116%	5,000	4,999,979
8/21/15 (a)	0.124%	3,000	2,999,589
4/20/15 (a)	0.128%	5,000	5,000,064
7/06/15 (a)	0.168%	1,000	1,000,191
3/20/15 (a)	0.168%	1,000	1,000,069
3/26/15 (a)	0.168%	2,140	2,140,138
5/14/15 (a)	0.177%	1,000	1,000,116
2/27/15 (a)	0.178%	6,905	6,905,288
4/27/15 (a)	0.183%	5,700	5,700,807
4/15/15 (a)	0.187%	5,000	5,000,658
4/23/15 (a)	0.187%	5,475	5,475,902
6/22/15 (a)	0.189%	2,600	2,600,664
3/20/15 (a)	0.193%	2,415	2,415,244
2/13/15 (a)	0.197%	3,000	3,000,074
7/27/15 (a)	0.198%	1,550	1,550,423
7/20/15 (a)	0.198%	8,100	8,102,684
9/18/15 (a)	0.198%	320	320,123
6/26/15 (a)	0.198%	800	800,161
9/01/15 (a)	0.200%	600	600,140
7/24/15 (a)	0.208%	2,250	2,250,873
3/04/15 (a)	0.250%	21,000	21,002,132
5/05/15 (a)	0.250%	500	500,140
2/25/15	0.300%	730	730,100
8/03/15 (a)	0.310%	1,725	1,726,486
Federal Home Loan Bank
2/27/15	0.090%	4,000	4,000,023
4/15/15	0.100%	8,325	8,323,335
4/15/15	0.102%	8,325	8,323,302
4/15/15	0.104%	8,350	8,348,263
2/17/15 (a)	0.128%	800	800,002
4/16/15 (a)	0.128%	18,400	18,400,967
6/11/15 (a)	0.739%	1,000	1,002,054
6/18/15 (a)	0.743%	2,000	2,004,466
Series 1
3/20/15 (a)	0.118%	2,000	1,999,978
3/11/15 (a)	0.111%	1,000	999,985
Federal Home Loan Bank Discount Notes
2/06/15	0.045%	16,750	16,749,916
2/06/15	0.050%	1,920	1,919,989
2/11/15	0.050%	34,698	34,697,567
2/12/15	0.050%	15,800	15,799,781
2/18/15	0.060%	2,000	1,999,947
5/01/15	0.080%	15,000	14,997,067
3/27/15	0.085%	7,762	7,761,029
2/04/15	0.087%	7,500	7,499,964
2/04/15	0.088%	7,500	7,499,963

	Yield*	Principal Amount (000)	U.S. $ Value
2/06/15	0.089%	$7,500	$7,499,926
3/27/15	0.089%	2,238	2,237,707
2/18/15	0.095%	1,900	1,899,920
3/25/15	0.095%	3,300	3,299,556
4/24/15	0.099%	10,000	9,997,773
2/06/15	0.100%	1,100	1,099,988
4/22/15	0.100%	15,000	14,996,708
3/04/15	0.105%	11,357	11,356,007
4/17/15	0.105%	4,537	4,536,021
4/17/15	0.106%	4,537	4,536,011
3/04/15	0.107%	7,500	7,499,331
4/17/15	0.107%	5,926	5,924,697
3/06/15	0.108%	6,000	5,999,424
2/13/15	0.130%	1,500	1,499,940
3/09/15	0.150%	11,100	11,098,381
3/11/15	0.150%	2,000	1,999,692
3/20/15	0.167%	15,000	14,996,799
Federal Home Loan Mortgage Corp.
10/16/15 (a)	0.148%	13,020	13,021,031
7/17/15 (a)	0.158%	25,000	25,003,236
6/26/15 (a)	0.158%	5,000	5,001,009
7/16/15 (a)	0.158%	5,600	5,600,918
3/18/15	0.350%	1,495	1,495,382
2/09/15	2.875%	3,025	3,026,576
Federal Home Loan Mortgage Corp. Discount Notes
2/05/15	0.050%	7,500	7,499,969
3/06/15	0.085%	2,300	2,299,826
3/11/15	0.130%	2,500	2,499,666
3/19/15	0.140%	1,700	1,699,702
3/11/15	0.150%	900	899,861
3/19/15	0.150%	700	699,869
4/01/15	0.160%	700	699,820
Federal National Mortgage Association
2/27/15 (a)	0.138%	20,500	20,500,496
3/16/15	0.375%	4,600	4,601,409
Federal National Mortgage Association Discount Notes
3/04/15	0.100%	1,300	1,299,892
U.S. Treasury Notes
4/30/15	0.125%	13,500	13,501,709
2/15/15	0.250%	14,000	14,000,929
2/28/15	0.250%	15,000	15,002,070
5/15/15	0.250%	15,000	15,007,131
5/31/15	2.125%	15,000	15,099,089
2/28/15	2.375%	30,000	30,049,359
2/15/15	4.000%	15,000	15,020,863

			581,457,078

Repurchase Agreements - 6.4%
HSBC Bank USA dated 1/30/15 due 2/02/15 in the amount of $25,000,083 (collateralized by $23,611,000 U.S. Treasury and Note 0.375% to 10.625% due 8/15/15 to 1/31/16, value $26,370,881)		25,000	25,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
RBC Capital dated 1/30/15 due 2/02/15 in the amount of $14,900,099 (collateralized by $30,344,115 Government National Mortgage Association and Federal National Mortgage Association, 2.50% to 3.03% due 3/01/41 to 3/20/42, value $15,198,000)		$14,900	$14,900,000

			39,900,000

Total Investments - 99.9% (cost $621,357,078) (b)			621,357,078
Other assets less liabilities - 0.1%			738,439

Net Assets - 100.0%			$622,095,517

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.
(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(b)	As of January 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Bond Fund, Inc. - AB Government Reserves Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$581,457,078		$	– 0	–	$581,457,078
Repurchase Agreements		39,900,000		– 0	–		– 0	–	39,900,000

Total^		$39,900,000		$581,457,078		$	– 0	–	$621,357,078

^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB High Yield Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 75.3%
Industrial - 60.3%
Basic - 4.9%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	20	$21,150
Aleris International, Inc.
7.625%, 2/15/18		30	29,250
7.875%, 11/01/20		10	9,700
ArcelorMittal
6.00%, 3/01/21		10	10,313
6.125%, 6/01/18		73	77,562
7.25%, 3/01/41		28	28,735
7.75%, 10/15/39		51	52,785
Arch Coal, Inc.
7.25%, 6/15/21		30	6,975
Ashland, Inc.
3.875%, 4/15/18		20	20,425
Axiall Corp.
4.875%, 5/15/23		40	39,000
Cliffs Natural Resources, Inc.
4.80%, 10/01/20		9	6,300
4.875%, 4/01/21		8	5,560
6.25%, 10/01/40		13	8,450
Commercial Metals Co.
6.50%, 7/15/17		25	26,312
FMG Resources August 206 Pty Ltd.
6.00%, 4/01/17 (a)		20	19,500
8.25%, 11/01/19 (a)		25	22,187
Hexion US Finance Corp./Hexion Nova
Scotia Finance ULC
8.875%, 2/01/18		9	7,718
Huntsman International LLC
8.625%, 3/15/21		50	53,750
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		10	8,275
Lundin Mining Corp.
7.50%, 11/01/20 (a)		15	14,850
7.875%, 11/01/22 (a)		15	14,850
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)		50	35,156
Molycorp, Inc.
10.00%, 6/01/20		19	9,548
Momentive Performance Materials, Inc.
3.88%, 10/24/21		40	34,500
8.875%, 10/15/20 (b)(c)		40	0
Novelis, Inc.
8.75%, 12/15/20		30	32,175
Peabody Energy Corp.
6.00%, 11/15/18		56	44,940
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		30	29,850
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		20	20,350
11.25%, 10/15/18		6	6,330
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		40	46,900

	Principal Amount (000)		U.S. $ Value
Steel Dynamics, Inc.
6.125%, 8/15/19	U.S.$	30	$31,800
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		5	3,688
9.75%, 12/01/17		30	30,712
TPC Group, Inc.
8.75%, 12/15/20 (a)		30	27,375
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		12	12,480
5.625%, 10/01/24 (a)		7	7,508

			856,959

Capital Goods - 6.1%
Apex Tool Group LLC
7.00%, 2/01/21 (a)		30	26,100
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.
6.00%, 6/30/21 (a)		200	188,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
5.625%, 12/15/16 (a)		30	29,438
6.00%, 6/15/17 (a)		10	9,819
Bombardier, Inc.
6.00%, 10/15/22 (a)		35	32,987
6.125%, 1/15/23 (a)		74	69,930
CNH Industrial Capital LLC
3.625%, 4/15/18		40	39,500
EnPro Industries, Inc.
5.875%, 9/15/22 (a)		16	16,320
HD Supply, Inc.
7.50%, 7/15/20		60	62,850
KLX, Inc.
5.875%, 12/01/22 (a)		15	14,813
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		23	24,783
8.50%, 11/01/20		30	32,475
Masco Corp.
7.125%, 3/15/20		30	34,650
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		10	5,001
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		40	40,900
8.25%, 2/15/21		100	101,625
9.00%, 4/15/19		100	103,250
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		50	51,812
Sealed Air Corp.
4.875%, 12/01/22 (a)		5	5,100
5.125%, 12/01/24 (a)		5	5,131
6.875%, 7/15/33 (a)		40	41,200
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		30	33,150

	Principal Amount (000)		U.S. $ Value
TransDigm, Inc.
6.00%, 7/15/22	U.S.$	30	$29,925
6.50%, 7/15/24		30	30,375
United Rentals North America, Inc.
5.75%, 7/15/18		35	36,137

			1,065,271

Communications - Media - 8.9%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (a)		10	10,350
5.875%, 3/15/25 (a)		9	9,315
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		60	58,800
5.75%, 1/15/24		83	84,141
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		30	29,325
6.375%, 9/15/20 (a)		30	31,200
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		70	72,188
7.625%, 3/15/20		10	10,550
Crown Media Holdings, Inc.
10.50%, 7/15/19		20	21,700
CSC Holdings LLC
5.25%, 6/01/24 (a)		20	20,075
7.625%, 7/15/18		60	67,350
DISH DBS Corp.
5.875%, 11/15/24 (a)		35	35,175
6.75%, 6/01/21		105	114,056
Gannett Co., Inc.
4.875%, 9/15/21 (a)		25	25,000
5.50%, 9/15/24 (a)		7	7,070
6.375%, 10/15/23		40	42,600
Hughes Satellite Systems Corp.
7.625%, 6/15/21		50	54,375
iHeartCommunications, Inc.
6.875%, 6/15/18		70	63,700
9.00%, 12/15/19-9/15/22		60	58,350
Intelsat Jackson Holdings SA
5.50%, 8/01/23		150	148,125
7.25%, 10/15/20		100	104,875
LIN Television Corp.
5.875%, 11/15/22 (a)		9	9,045
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		20	20,800
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		17	17,701
Radio One, Inc.
9.25%, 2/15/20 (a)		20	18,375
RR Donnelley & Sons Co.
7.25%, 5/15/18		30	33,300
Sinclair Television Group, Inc.
5.375%, 4/01/21		20	20,050

	Principal Amount (000)		U.S. $ Value
5.625%, 8/01/24 (a)	U.S.$	30	$29,625
6.125%, 10/01/22		30	30,900
Sirius XM Radio, Inc.
5.875%, 10/01/20 (a)		20	20,500
6.00%, 7/15/24 (a)		60	61,650
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		40	40,700
Time, Inc.
5.75%, 4/15/22 (a)		20	19,300
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)		20	21,375
Univision Communications, Inc.
5.125%, 5/15/23 (a)		10	10,375
6.75%, 9/15/22 (a)		20	21,750
8.50%, 5/15/21 (a)		30	32,175
Videotron Ltd.
5.00%, 7/15/22		75	77,063

			1,553,004

Communications - Telecommunications - 7.2%
Altice SA
7.62%, 2/15/25		200	200,000
CenturyLink, Inc.
Series T
5.80%, 3/15/22		10	10,525
Series U
7.65%, 3/15/42		70	70,700
Series W
6.75%, 12/01/23		27	30,139
CommScope, Inc.
5.50%, 6/15/24 (a)		10	9,663
Crown Castle International Corp.
4.875%, 4/15/22		10	10,130
Frontier Communications Corp.
6.25%, 9/15/21		34	35,020
7.625%, 4/15/24		55	58,162
7.875%, 1/15/27		10	10,169
9.00%, 8/15/31		30	32,400
Level 3 Communications, Inc.
8.875%, 6/01/19		20	21,150
Level 3 Financing, Inc.
6.125%, 1/15/21		30	31,125
7.00%, 6/01/20		40	42,600
Sprint Capital Corp.
6.875%, 11/15/28		125	115,000
8.75%, 3/15/32		45	46,012
Sprint Communications, Inc.
6.00%, 11/15/22		40	37,300
9.00%, 11/15/18 (a)		50	57,625
Sprint Corp.
7.125%, 6/15/24		10	9,725
7.25%, 9/15/21		30	29,955
7.875%, 9/15/23		85	86,169
T-Mobile USA, Inc.
6.25%, 4/01/21		50	51,625

	Principal Amount (000)		U.S. $ Value
6.375%, 3/01/25	U.S.$	30	$30,525
6.542%, 4/28/20		55	56,977
6.625%, 4/01/23		45	46,687
Telecom Italia Capital SA
6.375%, 11/15/33		60	63,600
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		10	10,625
Windstream Corp.
7.50%, 4/01/23		20	19,825
8.125%, 9/01/18		30	31,275
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23 (a)		14	14,070

			1,268,778

Consumer Cyclical - Automotive - 1.3%
Affinia Group, Inc.
7.75%, 5/01/21		30	31,125
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		20	20,850
Banque PSA Finance SA
4.375%, 4/04/16 (a)		30	30,750
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		20	20,550
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		25	23,438
General Motors Financial Co., Inc.
2.625%, 7/10/17		20	20,176
3.25%, 5/15/18		20	20,300
3.50%, 7/10/19		20	20,494
LKQ Corp.
4.75%, 5/15/23		30	29,175
Titan International, Inc.
6.875%, 10/01/20		20	17,225

			234,083

Consumer Cyclical - Entertainment - 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (a)		10	10,100
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		10	10,675
Pinnacle Entertainment, Inc.
7.50%, 4/15/21		20	20,800
Regal Entertainment Group
5.75%, 3/15/22		20	19,875

			61,450

Consumer Cyclical - Other - 3.1%
Beazer Homes USA, Inc.
5.75%, 6/15/19		20	19,000
Boyd Gaming Corp.
9.00%, 7/01/20		50	52,000
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (d)		30	22,350

	Principal Amount (000)		U.S. $ Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20 (a)	U.S.$	20	$19,700
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22 (a)		40	34,000
DR Horton, Inc.
6.50%, 4/15/16		60	62,850
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		30	31,050
KB Home
4.75%, 5/15/19		15	14,325
Lennar Corp.
Series B
6.50%, 4/15/16		50	52,250
M/I Homes, Inc.
8.625%, 11/15/18		40	41,600
Marina District Finance Co., Inc.
9.875%, 8/15/18		20	20,950
MGM Resorts International
6.625%, 7/15/15		55	55,962
Ryland Group, Inc. (The)
6.625%, 5/01/20		20	21,050
Scientific Games International, Inc.
7.00%, 1/01/22 (a)		18	18,202
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		30	31,425
Standard Pacific Corp.
8.375%, 5/15/18		30	33,844
Toll Brothers Finance Corp.
4.00%, 12/31/18		10	10,125

			540,683

Consumer Cyclical - Restaurants - 0.1%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		22	22,550

Consumer Cyclical - Retailers - 1.4%
Cash America International, Inc.
5.75%, 5/15/18		30	30,750
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(e)		50	42,250
Group 1 Automotive, Inc.
5.00%, 6/01/22 (a)		20	19,750
L Brands, Inc.
8.50%, 6/15/19		50	60,125
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)		50	51,500
Murphy Oil USA, Inc.
6.00%, 8/15/23		10	10,575
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(e)		21	21,945

	Principal Amount (000)		U.S. $ Value
Wolverine World Wide, Inc.
6.125%, 10/15/20	U.S.$	10	$10,500

			247,395

Consumer Non-Cyclical - 9.8%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		60	62,925
Alere, Inc.
8.625%, 10/01/18		40	41,500
Amsurg Corp.
5.625%, 7/15/22 (a)		10	10,338
Anna Merger Sub, Inc.
7.75%, 10/01/22 (a)		10	10,100
Aramark Services, Inc.
5.75%, 3/15/20		10	10,400
Big Heart Pet Brands
7.625%, 2/15/19		20	19,850
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(e)		36	36,675
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		150	159,319
7.125%, 7/15/20		40	42,600
Constellation Brands, Inc.
7.25%, 5/15/17		40	44,475
Endo Finance LLC
5.75%, 1/15/22 (a)		10	10,150
Endo Finance LLC & Endo Finco, Inc.
7.00%, 7/15/19 (a)		80	83,800
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		20	20,300
HCA, Inc.
4.25%, 10/15/19		133	136,824
5.375%, 2/01/25		19	19,522
6.50%, 2/15/20		80	90,000
HJ Heinz Co.
4.875%, 2/15/25 (a)		45	45,112
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		65	68,087
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(e)		35	35,700
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		50	53,500
Kindred Escrow Corp. II
8.00%, 1/15/20 (a)		15	15,918
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		50	54,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)		18	18,585
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		10	10,375
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		20	21,050

	Principal Amount (000)		U.S. $ Value
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.75%, 8/15/19	U.S.$	44	$44,660
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		30	33,300
Post Holdings, Inc.
7.375%, 2/15/22		40	40,700
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)		10	10,650
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		25	25,500
5.875%, 8/01/21 (a)		30	30,825
6.625%, 8/15/22		20	21,200
Spectrum Brands, Inc.
6.125%, 12/15/24 (a)		7	7,298
6.625%, 11/15/22		20	21,350
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		20	17,650
Tenet Healthcare Corp.
6.875%, 11/15/31		30	28,500
8.00%, 8/01/20		60	63,300
8.125%, 4/01/22		45	50,737
United Surgical Partners International, Inc.
9.00%, 4/01/20		20	21,400
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		30	30,750
6.375%, 10/15/20 (a)		60	63,450
6.875%, 12/01/18 (a)		21	21,756
7.00%, 10/01/20 (a)		60	63,225

			1,718,231

Energy - 8.8%
American Energy-Permian Basin
LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)		10	7,300
Antero Resources Corp.
5.125%, 12/01/22 (a)		20	19,150
Basic Energy Services, Inc.
7.75%, 2/15/19		30	21,000
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		23	19,320
6.75%, 4/15/21		14	12,530
California Resources Corp.
5.00%, 1/15/20 (a)		15	12,938
6.00%, 11/15/24 (a)		44	35,805
Canbriam Energy, Inc.
9.75%, 11/15/19 (a)		11	10,230
Chaparral Energy, Inc.
7.625%, 11/15/22		15	8,700
Chesapeake Energy Corp.
2.50%, 5/15/37 (f)		60	58,200
4.875%, 4/15/22		20	19,725
6.875%, 11/15/20		35	37,887

	Principal Amount (000)		U.S. $ Value
Cimarex Energy Co.
4.375%, 6/01/24	U.S.$	5	$4,748
Cobalt International Energy, Inc.
2.625%, 12/01/19 (f)		24	16,050
Denbury Resources, Inc.
4.625%, 7/15/23		20	17,050
5.50%, 5/01/22		10	8,800
Energy Transfer Equity LP
5.875%, 1/15/24		20	20,754
Energy XXI Gulf Coast, Inc.
6.875%, 3/15/24 (a)		35	15,400
7.75%, 6/15/19		10	4,675
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		15	15,188
EXCO Resources, Inc.
8.50%, 4/15/22		42	25,620
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)		50	49,000
Goodrich Petroleum Corp.
8.875%, 3/15/19		35	12,250
Halcon Resources Corp.
8.875%, 5/15/21		42	27,930
9.75%, 7/15/20		23	15,352
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)		10	10,375
7.25%, 10/01/20 (a)		40	43,000
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		30	25,575
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22 (a)		37	29,600
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		53	39,750
Key Energy Services, Inc.
6.75%, 3/01/21		34	20,400
Kodiak Oil & Gas Corp.
5.50%, 2/01/22		20	20,200
Laredo Petroleum, Inc.
7.375%, 5/01/22		30	28,725
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		5	3,900
6.625%, 12/01/21 (a)		5	3,900
8.00%, 12/01/20		10	8,425
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		72	54,900
6.50%, 9/15/21		19	13,965
Memorial Resource Development Corp.
5.875%, 7/01/22 (a)		45	40,950
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
9.25%, 6/01/21		20	10,350

	Principal Amount (000)		U.S. $ Value
Oasis Petroleum, Inc.
6.875%, 3/15/22	U.S.$	30	$27,619
Offshore Group Investment Ltd.
7.50%, 11/01/19		30	19,500
Pacific Drilling SA
5.375%, 6/01/20 (a)		50	37,375
Paragon Offshore PLC
7.25%, 8/15/24 (a)		60	28,800
PHI, Inc.
5.25%, 3/15/19		30	26,100
Precision Drilling Corp.
6.50%, 12/15/21		20	17,600
QEP Resources, Inc.
5.375%, 10/01/22		45	42,975
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		30	30,300
5.00%, 10/01/22		35	36,575
5.50%, 4/15/23		20	20,900
Resolute Energy Corp.
8.50%, 5/01/20		20	7,900
Rosetta Resources, Inc.
5.875%, 6/01/24		30	27,375
Sabine Oil & Gas Corp.
7.25%, 6/15/19		20	5,450
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		100	100,500
Samson Investment Co.
9.75%, 2/15/20		40	12,400
Sanchez Energy Corp.
6.125%, 1/15/23 (a)		28	24,780
7.75%, 6/15/21		20	19,400
SandRidge Energy, Inc.
7.50%, 2/15/23		15	10,050
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		40	39,900
SM Energy Co.
5.00%, 1/15/24		20	17,950
Southern Star Central Corp.
5.125%, 7/15/22 (a)		20	20,200
Swift Energy Co.
7.875%, 3/01/22		15	5,288
Tervita Corp.
8.00%, 11/15/18 (a)		30	26,475
10.875%, 2/15/18 (a)		20	11,200
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		55	38,775
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%, 4/01/20		10	8,700
W&T Offshore, Inc.
8.50%, 6/15/19		15	9,600
Whiting Petroleum Corp.
5.00%, 3/15/19		20	19,150

			1,542,454

	Principal Amount (000)		U.S. $ Value
Other Industrial - 1.5%
General Cable Corp.
4.50%, 11/15/29 (f)(g)	U.S.$	17	$10,742
5.75%, 10/01/22		20	16,200
Interline Brands, Inc.
10.00% (10.00% Cash or 10.75% PIK), 11/15/18 (e)		24	25,140
Laureate Education, Inc.
9.75%, 9/01/19 (a)		70	71,050
Modular Space Corp.
10.25%, 1/31/19 (a)		30	21,000
NANA Development Corp.
9.50%, 3/15/19 (a)		60	52,800
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		30	27,600
13.00% (5.00% Cash and 8% PIK), 3/15/18 (e)		21	22,045
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		17	16,538

			263,115

Services - 0.7%
ADT Corp. (The)
4.125%, 4/15/19		20	19,975
6.25%, 10/15/21		20	21,194
IHS, Inc.
5.00%, 11/01/22 (a)		15	15,122
Mobile Mini, Inc.
7.875%, 12/01/20		20	21,050
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		30	32,100
ServiceMaster Co. LLC (The)
7.00%, 8/15/20		10	10,425
8.00%, 2/15/20		10	10,575

			130,441

Technology - 5.6%
Audatex North America, Inc.
6.00%, 6/15/21 (a)		10	10,400
6.125%, 11/01/23 (a)		10	10,425
Avaya, Inc.
7.00%, 4/01/19 (a)		35	33,994
10.50%, 3/01/21(a)		70	57,400
Blackboard, Inc.
7.75%, 11/15/19 (a)		15	14,738
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		60	52,425
Brightstar Corp.
9.50%, 12/01/16 (a)		60	63,000
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24		19	19,142
6.00%, 8/15/22		13	13,650
8.50%, 4/01/19		24	25,236

	Principal Amount (000)		U.S. $ Value
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)	U.S.$	55	$59,125
First Data Corp.
6.75%, 11/01/20 (a)		20	21,425
7.375%, 6/15/19 (a)		80	83,800
11.75%, 8/15/21		30	34,537
12.625%, 1/15/21		45	53,381
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(e)		20	20,100
Infor US, Inc.
9.375%, 4/01/19		35	37,625
Iron Mountain, Inc.
5.75%, 8/15/24		30	30,375
Micron Technology, Inc.
5.50%, 2/01/25 (a)		26	26,130
MSCI, Inc.
5.25%, 11/15/24 (a)		15	15,638
Numericable-SFR
6.00%, 5/15/22 (a)		200	204,580
Open Text Corp.
5.625%, 1/15/23 (a)		12	12,330
Sensata Technologies BV
6.50%, 5/15/19 (a)		40	41,650
SunGard Data Systems, Inc.
7.625%, 11/15/20		40	42,650

			983,756

Transportation - Airlines - 0.1%
Air Canada
8.75%, 4/01/20 (a)		20	21,704

Transportation - Services - 0.4%
Hertz Corp. (The)
5.875%, 10/15/20		20	20,300
6.75%, 4/15/19		53	54,590

			74,890

			10,584,764

Financial Institutions - 10.9%
Banking - 5.0%
ABN AMRO Bank NV
4.31%, 3/10/16 (h)	EUR	50	57,292
Ally Financial, Inc.
8.00%, 12/31/18-11/01/31	U.S.$	50	61,387
Bank of America Corp.
Series X
6.25%, 9/05/24 (h)		50	51,130
Series Z
6.50%, 10/23/24 (h)		20	20,944
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	100	122,493
Barclays Bank PLC
6.86%, 6/15/32 (a)(h)	U.S.$	30	33,000

	Principal Amount (000)		U.S. $ Value
BBVA International Preferred SAU
4.952%, 9/20/16 (a)(h)	EUR	50	$56,890
BNP Paribas SA
5.186%, 6/29/15 (a)(h)	U.S.$	50	50,250
Citigroup, Inc.
5.95%, 1/30/23 (h)		46	45,942
Credit Agricole SA
7.589%, 1/30/20 (h)	GBP	50	83,669
HT1 Funding GmbH
6.352%, 6/30/17 (h)	EUR	40	45,765
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(h)	U.S.$	35	38,150
Macquarie Capital Funding LP/Jersey
6.177%, 4/15/20 (h)	GBP	50	73,747
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (h)	U.S.$	100	107,000
Zions Bancorporation
5.65%, 11/15/23		10	10,469
5.80%, 6/15/23 (h)		20	18,850

			876,978

Brokerage - 0.4%
E*TRADE Financial Corp.
6.375%, 11/15/19		30	32,100
GFI Group, Inc.
10.375%, 7/19/18		30	33,600

			65,700

Finance - 3.7%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(e)		21	17,193
CIT Group, Inc.
5.25%, 3/15/18		95	98,562
Creditcorp
12.00%, 7/15/18 (a)		20	18,900
Enova International, Inc.
9.75%, 6/01/21 (a)		40	35,550
International Lease Finance Corp.
5.875%, 4/01/19		70	75,862
8.25%, 12/15/20		55	67,513
8.75%, 3/15/17		20	22,253
8.875%, 9/01/17		40	45,400
Milestone Aviation Group Ltd. (The)
8.625%, 12/15/17 (a)		37	41,070
Navient Corp.
4.625%, 9/25/17		20	20,475
4.875%, 6/17/19		50	50,375
5.00%, 10/26/20		30	29,963
8.00%, 3/25/20		80	88,800
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		60	45,600

			657,516

	Principal Amount (000)		U.S. $ Value
Insurance - 0.9%
American Equity Investment Life Holding Co.
6.625%, 7/15/21	U.S.$	30	$31,950
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		40	45,200
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (a)		20	20,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		40	47,000
WellCare Health Plans, Inc.
5.75%, 11/15/20		20	20,750

			164,900

Other Finance - 0.9%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		10	6,200
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		50	28,875
FTI Consulting, Inc.
6.75%, 10/01/20		30	31,463
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		21	20,055
Harbinger Group, Inc.
7.75%, 1/15/22		10	10,050
7.875%, 7/15/19		20	21,100
iPayment, Inc.
10.25%, 5/15/18		1	1,525
Series AI
9.50%, 12/15/19		9	8,428
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		30	27,300

			154,996

			1,920,090

Utility - 3.9%
Electric - 3.9%
AES Corp./VA
4.875%, 5/15/23		20	19,500
7.375%, 7/01/21		55	60,912
Calpine Corp.
5.75%, 1/15/25		10	10,200
5.875%, 1/15/24 (a)		45	47,925
7.875%, 1/15/23 (a)		16	17,920
DPL, Inc.
6.75%, 10/01/19 (a)		20	20,400
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/01/19 (a)		45	46,238
7.375%, 11/01/22 (a)		65	67,112
7.625%, 11/01/24 (a)		40	41,200
FirstEnergy Corp.
Series A
2.75%, 3/15/18		20	20,464

	Principal Amount (000)		U.S. $ Value
Series C
7.375%, 11/15/31	U.S.$	20	$26,200
GenOn Energy, Inc.
7.875%, 6/15/17		40	39,200
9.50%, 10/15/18		60	59,550
NRG Energy, Inc.
6.25%, 7/15/22		6	6,165
6.625%, 3/15/23		13	13,488
7.875%, 5/15/21		50	53,625
Series WI
6.25%, 5/01/24		41	40,898
NRG Yield Operating LLC
5.375%, 8/15/24 (a)		12	12,420
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		20	19,583
PPL Energy Supply LLC
4.60%, 12/15/21		20	17,966
6.50%, 5/01/18		10	10,631
RJS Power Holdings LLC
5.125%, 7/15/19 (a)		30	29,100

			680,697

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a)		29	28,130

Total Corporates - Non-Investment Grade (cost $13,816,128)			13,213,681

CORPORATES - INVESTMENT GRADE - 5.6%
Financial Institutions - 4.7%
Banking - 3.1%
Credit Suisse AG
6.50%, 8/08/23 (a)		200	223,385
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)(h)		35	52,763
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (h)		20	19,300
Series R
6.00%, 8/01/23 (h)		20	20,194
Series S
6.75%, 2/01/24 (h)		7	7,523
Nationwide Building Society
6.00%, 12/15/16 (h)	GBP	40	62,055
Standard Chartered PLC
6.409%, 1/30/17 (a)(h)	U.S.$	100	103,375
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (h)		55	56,512

			545,107

	Principal Amount (000)		U.S. $ Value
Insurance - 0.8%
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)	U.S.$	50	$58,768
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		20	33,293
Prudential Financial, Inc.
5.625%, 6/15/43		40	41,600

			133,661

REITS - 0.8%
DDR Corp.
7.875%, 9/01/20		40	50,172
EPR Properties
7.75%, 7/15/20		40	48,871
Senior Housing Properties Trust
6.75%, 12/15/21		30	35,353

			134,396

			813,164

Industrial - 0.9%
Communications - Telecommunications - 0.2%
Embarq Corp.
7.995%, 6/01/36		30	34,650

Consumer Non-Cyclical - 0.1%
Forest Laboratories, Inc.
5.00%, 12/15/21 (a)		10	10,940

Energy - 0.6%
Access Midstream Partners LP/ACMP
Finance Corp.
4.875%, 3/15/24		15	15,338
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		20	21,150
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		50	51,738
Kinder Morgan, Inc./DE
Series G
7.80%, 8/01/31		10	12,292
Transocean, Inc.
6.80%, 3/15/38		20	15,480

			115,998

			161,588

Total Corporates - Investment Grade (cost $981,724)			974,752

	Shares
PREFERRED STOCKS - 2.1%
Financial Institutions - 2.0%
Banking - 1.4%
GMAC Capital Trust I
8.125%		2,000	52,600

Company	Shares	U.S. $ Value
Goldman Sachs Group, Inc. (The)
Series J
5.50%	1,550	$38,580
Morgan Stanley
6.875%	2,000	53,840
Royal Bank of Scotland Group PLC
Series M
6.40%	2,000	49,820
US Bancorp/MN
Series F
6.50%	2,000	59,160

		254,000

REITS - 0.6%
Health Care REIT, Inc.
Series J
6.50%	750	20,250
Kimco Realty Corp.
Series I
6.00%	1,000	25,960
National Retail Properties, Inc.
Series D
6.625%	1,000	26,390
Public Storage
Series W
5.20%	1,000	24,460

		97,060

		351,060

Industrial - 0.1%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%	325	4,826

Energy - 0.1%
Sanchez Energy Corp.
4.875%	550	17,185

		22,011

Total Preferred Stocks (cost $367,070)		373,071

COMMON STOCKS - 2.0%
ADT Corp. (The)	650	22,360
Beazer Homes USA, Inc. (c)	830	13,114
Community Health Systems, Inc. (c)	270	12,709
Crown Castle International Corp.	480	41,525
DISH Network Corp. - Class A (c)	150	10,553
eDreams ODIGEO SA (c)	5,140	15,263
General Motors Co.	760	24,791
Las Vegas Sands Corp.	450	24,466
LifePoint Hospitals, Inc. (c)	720	46,973
LyondellBasell Industries NV - Class A	110	8,700
Nortek, Inc. (c)	280	21,372
Orbitz Worldwide, Inc. (c)	2,080	19,198
Quicksilver Resources, Inc. (c)	1,300	111
Salix Pharmaceuticals Ltd. (c)	90	12,120

Company	Shares		U.S. $ Value
SBA Communications Corp. - Class A (c)		360	$42,012
Townsquare Media, Inc. - Class A (c)		1,300	15,782
Travelport Worldwide Ltd.		1,430	22,294

Total Common Stocks (cost $353,640)			353,343

	Principal Amount (000)
BANK LOANS - 1.8%
Industrial - 0.9%
Consumer Cyclical - Automotive - 0.2%
TI Group Automotive Systems LLC
4.25%, 7/02/21 (i)	U.S.$	30	29,701

Consumer Cyclical - Entertainment - 0.0%
NCL Corp., Ltd.
4.00%, 11/19/21 (i)		4	3,888

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Co., Inc. (fka Harrah’s Operating Co., Inc.)
7.01%, 3/01/17 (i)		27	24,079

Consumer Non-Cyclical - 0.3%
Grifols Worldwide Operations Ltd.
3.17%, 2/27/21 (i)		10	9,822
Pharmedium Healthcare Corp.
7.75%, 1/28/22 (i)		40	39,350

			49,172

Other Industrial - 0.3%
Atkore International, Inc.
7.75%, 10/09/21 (i)		25	24,375
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (i)		20	19,788

			44,163

			151,003

Utility - 0.8%
Electric - 0.8%
Energy Future Intermediate Holding Co., LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (i)		150	149,766

Financial Institutions - 0.1%
Other Finance - 0.1%
Travelport Finance (Luxembourg) S.A.r.l.
6.00%, 9/02/21 (i)		23	23,447

Total Bank Loans (cost $327,752)			324,216

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Non-Agency Fixed Rate CMBS - 1.4%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.508%, 7/10/47 (a)	U.S.$	50	$47,755
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.948%, 1/10/47 (a)		100	99,515
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.887%, 1/15/47 (a)		100	100,598

Total Commercial Mortgage-Backed Securities (cost $243,256)			247,868

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
GSE Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.318%, 7/25/23 (i)		50	59,381
Series 2013-DN2, Class M2
4.418%, 11/25/23 (i)		50	51,036
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.418%, 10/25/23 (i)		50	54,404

			164,821

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		33	28,008

Total Collateralized Mortgage Obligations (cost $206,306)			192,829

EMERGING MARKETS - CORPORATE BONDS - 1.0%
Industrial - 1.0%
Capital Goods - 0.4%
CEMEX Espana SA/Luxembourg
9.25%, 5/12/20 (a)		70	72,975

Consumer Non-Cyclical - 0.6%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		100	93,375

Total Emerging Markets - Corporate Bonds (cost $179,853)			166,350

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21 (cost $49,766)		44	51,677

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Canada - 0.1%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)	U.S.$	30	$31,125

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		10	9,550

Total Governments - Sovereign Agencies (cost $40,309)			40,675

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Funds and Investment Trusts - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: Feb 2015, Exercise Price: $ 85.00 (c)(j)		22	220
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: Feb 2015, Exercise Price: $ 88.00 (c)(j)		19	570
SPDR S&P 500 ETF Trust
Expiration: Feb 2015, Exercise Price: $ 196.00 (c)(j)		10	2,330
SPDR S&P 500 ETF Trust
Expiration: Feb 2015, Exercise Price: $ 193.00 (c)(j)		33	5,346
SPDR S&P 500 ETF Trust
Expiration: Feb 2015, Exercise Price: $ 192.00 (c)(j)		16	2,352
SPDR S&P 500 ETF Trust
Expiration: Feb 2015, Exercise Price: $ 191.00 (c)(j)		44	5,654
SPDR S&P 500 ETF Trust
Expiration: Feb 2015, Exercise Price: $ 180.00 (c)(j)		9	333

			16,805

	Notional Amount (000)
Swaptions - 0.1%
CDX-NAHY Series 23, 5 Year Index RTP, Deutsche Bank AG (Buy Protection)
Expiration: Mar 2015, Exercise Rate: 1.01% (c)		1,160	3,165
CDX-NAHY Series 23, 5 Year Index RTP, Deutsche Bank AG (Buy Protection)
Expiration: Mar 2015, Exercise Rate: 1.05% (c)		1,160	12,740

			15,905

Company	Contracts		U.S. $ Value
Options on Indices - 0.0%
CBOE Volatility Index
Expiration: Feb 2015, Exercise Price: $ 17.00 (c)(j)		69	$3,450

Options on Equities - 0.0%
FMG AU
Expiration: Mar 2015, Exercise Price: AUD 2.50 (c)		12,507	3,234

Total Options Purchased - Puts (premiums paid $55,341)			39,394

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17 (cost $48,742)	BRL	110	39,365

EMERGING MARKETS - SOVEREIGNS - 0.2%
Argentina - 0.2%
Argentina Boden Bonds
7.00%, 10/03/15	U.S.$	30	29,519

Venezuela - 0.0%
Venezuela Government International Bond
9.25%, 9/15/27		20	7,400

Total Emerging Markets - Sovereigns (cost $46,990)			36,919

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
DAX Index
Expiration: Mar 2015, Exercise Price: EUR 108.00 (c)		34	10,371

Options on Funds and Investment Trusts - 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: Feb 2015, Exercise Price: $ 92.00 (c)(j)		88	1,100
SPDR S&P Oil & Gas
Expiration: Feb 2015, Exercise Price: $ 50.00 (c)(j)		29	2,233

			3,333

Total Options Purchased - Calls (premiums paid $13,876)			13,704

	Shares
WARRANTS - 0.1%
iPayment Holdings, Inc., expiring 12/29/22 (c)(k)(l)		11,721	4,220
Peugeot SA, expiring 4/29/17 (c)		2,300	5,866

Total Warrants (cost $9,568)			$10,086

	Shares			U.S. $ Value
SHORT-TERM INVESTMENTS - 7.0%
Investment Companies - 6.9%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (m)(n) (cost $1,212,445)		1,212,445		1,212,445

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
0.03%, 2/02/15	U.S.$	9		8,546
0.065%, 2/02/15	GBP	4		5,715
0.10%, 2/02/15	CAD	0	#	1
1.443%, 2/02/15	AUD	0	#	0	^
4.51%, 2/02/15	ZAR	2		130

Total Time Deposits (cost $14,387)				14,392

Total Short-Term Investments (cost $1,226,832)				1,226,837

Total Investments - 98.6% (cost $17,967,153) (o)				17,304,767
Other assets less liabilities - 1.4%				239,471

Net Assets - 100.0%				$17,544,238

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 Emini Futures	1	March 2015	$(99,738)	$(99,420)	$318

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	EUR	419	USD	496	2/12/15	$22,173
Brown Brothers Harriman & Co.	EUR	42	USD	47	2/12/15	(65)
Brown Brothers Harriman & Co.	USD	135	EUR	119	2/12/15	(515)
Brown Brothers Harriman & Co.	NZD	64	USD	49	2/13/15	2,691
Brown Brothers Harriman & Co.	CAD	56	USD	47	2/25/15	2,876

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	JPY	5,658		USD	48	3/06/15	$(255)
Brown Brothers Harriman & Co.	USD	42		SEK	341	3/11/15	(502)
Brown Brothers Harriman & Co.	AUD	90		USD	72	3/20/15	1,531
Deutsche Bank AG	BRL	108		USD	40	2/03/15	316
Deutsche Bank AG	USD	42		BRL	108	2/03/15	(1,461)
Deutsche Bank AG	BRL	108		USD	41	3/03/15	1,447
Deutsche Bank AG	GBP	181		USD	271	3/05/15	(653)
Goldman Sachs Bank USA	BRL	108		USD	40	2/03/15	79
Goldman Sachs Bank USA	USD	40		BRL	108	2/03/15	(316)
Goldman Sachs Bank USA	USD	0	†	IDR	4,470	2/27/15	(3)

							$27,343

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P Oil & Gas Exploration & Production ETF Trust (j)	29	$55.00	February 2015	$608	$(232)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (j)	16	$182.00	February 2015	$1,397	$(752)
SPDR S&P 500 ETF Trust (j)	33	188.00	February 2015	5,344	(2,970)
SPDR S&P 500 ETF Trust (j)	44	186.00	February 2015	10,910	(3,124)

				$17,651	$(6,846)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX - NAHY Series 23, 5 Year Index	Deutsche Bank AG	Sell	103%	3/18/15	$2,320	$9,976	$(12,320)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.66%	$200	$(13,528)	$857

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International:
Western Union Co., 3.650% 8/22/18, 9/20/17*	1.00%	0.56%		$60	$(1,050)	$(921)	$(129)
Sale Contracts
Bank of America, NA:
KB Home, 9.100% 9/15/17, 9/20/19*	5.00	3.90		30	1,924	2,686	(762)
Credit Suisse International:
Western Union Co., 3.650% 8/22/18, 9/20/19*	1.00	1.27		40	(604)	(608)	4
Goldman Sachs International:
Convatec Healthcare E S.A., 10.875% 12/15/18, 9/20/19*	5.00	1.30	EUR	25	5,924	5,676	248
JPMorgan Chase Bank, NA:
Virgin Media Finance PLC, 7.000% 4/15/23, 9/20/19*	5.00	1.91		60	11,040	8,388	2,652
Wind Acquisition Finance S.A., 11.750% 7/15/17, 9/20/19*	5.00	3.87		70	5,225	7,062	(1,837)
Morgan Stanley & Co. International PLC:
AK Steel Corp., 7.625% 5/15/20, 9/20/19*	5.00	9.00		$30	(4,045)	415	(4,460)
Avis Budget Car Rental, LLC, 8.250% 1/15/19, 9/20/19*	5.00	2.27		40	5,976	5,786	190
DISH DBS Corporation, 6.750% 6/1/21, 9/20/19*	5.00	2.26		160	24,426	25,921	(1,495)
Freescale Semiconductor, Inc., 8.050% 2/1/20, 9/20/19*	5.00	2.13		80	11,914	8,462	3,452

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International, 7.625% 1/15/17, 9/20/19*	5.00%	3.09%	$70	$7,539	$8,630	$(1,091)
U.S. Steel Corp., 6.650% 6/1/37, 9/20/19*	5.00	4.98	20	283	1,284	(1,001)

				$68,552	$72,781	$(4,229)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Total Return Index	989	LIBOR	USD	221	3/20/15	$10,183
iBoxx $ Liquid High Yield Total Return Index	507	LIBOR		115	3/20/15	3,457
iBoxx $ Liquid High Yield Total Return Index	432	LIBOR		100	3/20/15	1,001
iBoxx $ Liquid High Yield Total Return Index	351	LIBOR		78	3/20/15	4,015
iBoxx $ Liquid High Yield Total Return Index	139	LIBOR		31	3/20/15	1,570
Morgan Stanley & Co. International PLC iBoxx $ Liquid High Yield Total Return Index	864	LIBOR		200	3/20/15	2,090
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Total Return Index	387	LIBOR		90	3/20/15	(487)
Morgan Stanley & Co. International PLC iBoxx $ Liquid High Yield Total Return Index	387	LIBOR		90	3/20/15	(487)

						$21,342

#	Principal amount less than 500.
^	Amount less than $0.50.
†	Contract amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $5,516,226 or 31.4% of net assets.
(b)	Restricted and illiquid security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2015.
(f)	Convertible security.

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2015.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(j)	One contract relates to 100 shares.
(k)	Illiquid security.
(l)	Fair valued by the Adviser.
(m)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,759 and gross unrealized depreciation of investments was $(782,145), resulting in net unrealized depreciation of $(662,386).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
CBOE	-	Chicago Board Options Exchange
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

AB High Yield Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$13,019,368		$194,313	#	$13,213,681
Corporates - Investment Grade		– 0	–	974,752		– 0	–	974,752
Preferred Stocks		355,886		17,185		– 0	–	373,071
Common Stocks		338,080		15,263		– 0	–	353,343
Bank Loans		– 0	–	– 0	–	324,216		324,216
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	247,868		247,868
Collateralized Mortgage Obligations		– 0	–	– 0	–	192,829		192,829
Emerging Markets - Corporate Bonds		– 0	–	166,350		– 0	–	166,350
Governments - Sovereign Bonds		– 0	–	51,677		– 0	–	51,677
Governments - Sovereign Agencies		– 0	–	40,675		– 0	–	40,675
Options Purchased - Puts		– 0	–	39,394		– 0	–	39,394
Governments - Treasuries		– 0	–	39,365		– 0	–	39,365
Emerging Markets - Sovereigns		– 0	–	36,919		– 0	–	36,919
Options Purchased - Calls		– 0	–	13,704		– 0	–	13,704
Warrants		5,866		– 0	–	4,220		10,086
Short-Term Investments:
Investment Companies		1,212,445		– 0	–	– 0	–	1,212,445
Time Deposits		– 0	–	14,392		– 0	–	14,392

Total Investments in Securities		1,912,277		14,429,044		963,446		17,304,767
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	6,546		– 0	–	6,546
Centrally Cleared Credit Default Swaps		– 0	–	857		– 0	–	857
Futures		318		– 0	–	– 0	–	318
Forward Currency Exchange Contracts		– 0	–	31,113		– 0	–	31,113
Total Return Swaps		– 0	–	22,316		– 0	–	22,316
Liabilities
Credit Default Swaps		– 0	–	(10,775)		– 0	–	(10,775)
Forward Currency Exchange Contracts		– 0	–	(3,770)		– 0	–	(3,770)
Total Return Swaps		– 0	–	(974)		– 0	–	(974)
Call Options Written		– 0	–	(232)		– 0	–	(232)
Put Options Written		– 0	–	(6,846)		– 0	–	(6,846)
Credit Default Swaptions Written		– 0	–	(12,320)		– 0	–	(12,320)

Total^		$1,912,595		$14,454,959		$963,446		$17,331,000

#	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Corporates - Investment Grade			Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 10/31/14	$207,734			$34,600		$326,756		$238,158
Accrued discounts/(premiums)	(1,461)			– 0	–	15		57
Realized gain (loss)	– 0	–		– 0	–	39		– 0	–
Change in unrealized appreciation/depreciation	(11,960)			– 0	–	(364)		9,653
Purchases	– 0	–		– 0	–	3,870		– 0	–
Sales/Paydowns	– 0	–		– 0	–	(6,100)		– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(34,600)		– 0	–	– 0	–

Balance as of 1/31/15	$194,313		$	– 0	–	$324,216		$247,868

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(11,960)		$	– 0	–	$(402)		$9,653

	Collateralized Mortgage Obligations		Warrants			Totals
Balance as of 10/31/14	$262,347		$	– 0	–	$1,069,595
Accrued discounts/(premiums)	(1,570)			– 0	–	(2,959)
Realized gain (loss)	(4,819)			– 0	–	(4,780)
Change in unrealized appreciation/depreciation	3,847			– 0	–	1,176
Purchases	– 0	–		4,220		8,090
Sales/Paydowns	(66,976)			– 0	–	(73,076)
Transfers into Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(34,600)

Balance as of 1/31/15	$192,829			$4,220		$963,446	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(1,416)		$	– 0	–	$(4,125)

#	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2015, all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund - Intermediate Bond Portfolio

January 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.0%
Industrial - 12.8%
Basic - 1.4%
Basell Finance Co. BV
8.10%, 3/15/27 (a)	U.S.$	405	$564,142
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		598	585,779
Glencore Funding LLC
4.125%, 5/30/23 (a)		286	276,112
International Paper Co.
3.65%, 6/15/24		198	205,082
4.75%, 2/15/22		235	262,290
LyondellBasell Industries NV
5.75%, 4/15/24		766	905,813
Minsur SA
6.25%, 2/07/24 (a)		907	972,217
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		562	539,520
Vale SA
5.625%, 9/11/42		136	119,823
Yamana Gold, Inc.
4.95%, 7/15/24		724	733,271

			5,164,049

Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		541	386,815
Owens Corning
6.50%, 12/01/16 (b)		55	59,978

			446,793

Communications - Media - 2.1%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		902	1,220,126
6.55%, 3/15/33		142	194,369
CBS Corp.
5.75%, 4/15/20		710	830,661
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		252	264,088
4.45%, 4/01/24		349	378,919
4.60%, 2/15/21		565	620,036
5.00%, 3/01/21		225	252,253
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		431	450,395
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(d)		604	641,810
Time Warner Cable, Inc.
5.00%, 2/01/20		740	833,289
Time Warner, Inc.
4.70%, 1/15/21		600	674,234
7.625%, 4/15/31		154	222,966
Viacom, Inc.
3.875%, 4/01/24		503	520,268

	Principal Amount (000)		U.S. $ Value
5.625%, 9/15/19	U.S.$	240	$274,891

			7,378,305

Communications - Telecommunications - 1.9%
American Tower Corp.
5.05%, 9/01/20		1,185	1,316,454
AT&T, Inc.
5.35%, 9/01/40		233	261,163
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		500	572,349
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	112,184
SBA Tower Trust
2.898%, 10/15/19 (a)	U.S.$	688	700,277
Telefonica Emisiones SAU
5.462%, 2/16/21		520	601,616
Verizon Communications, Inc.
5.15%, 9/15/23		1,034	1,185,596
6.55%, 9/15/43		1,625	2,195,115

			6,944,754

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		1,291	1,526,808

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	611,953

Consumer Cyclical - Retailers - 0.3%
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		885	935,848

Consumer Non-Cyclical - 1.8%
Actavis Funding SCS
3.85%, 6/15/24		238	243,713
Altria Group, Inc.
2.625%, 1/14/20		885	906,274
Bayer US Finance LLC
3.375%, 10/08/24 (a)		321	341,604
Becton Dickinson and Co.
3.734%, 12/15/24		388	413,318
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		130	132,443
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		538	554,694
Kroger Co. (The)
3.40%, 4/15/22		916	956,395
Medtronic, Inc.
3.50%, 3/15/25 (a)		890	942,170
Perrigo Finance PLC
3.50%, 12/15/21		217	227,272
Reynolds American, Inc.
3.25%, 11/01/22		616	618,728
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		383	420,033

	Principal Amount (000)		U.S. $ Value
Tyson Foods, Inc.
2.65%, 8/15/19	U.S.$	164	$168,470
3.95%, 8/15/24		541	581,034

			6,506,148

Energy - 3.0%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		292	252,929
Encana Corp.
3.90%, 11/15/21		415	414,212
Energy Transfer Partners LP
6.70%, 7/01/18		411	466,435
7.50%, 7/01/38		237	308,145
Enterprise Products Operating LLC
5.20%, 9/01/20		235	266,889
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,490,819
4.15%, 3/01/22		339	350,664
Nabors Industries, Inc.
5.10%, 9/15/23		361	330,276
Noble Energy, Inc.
3.90%, 11/15/24		463	467,500
8.25%, 3/01/19		1,232	1,489,826
Noble Holding International Ltd.
4.90%, 8/01/20		92	83,779
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		636	695,165
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		460	488,099
TransCanada PipeLines Ltd.
6.35%, 5/15/67		831	801,915
Transocean, Inc.
6.375%, 12/15/21		4	3,308
6.50%, 11/15/20		855	716,062
Valero Energy Corp.
6.125%, 2/01/20		770	885,733
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		605	644,981
Williams Partners LP
4.125%, 11/15/20		403	422,268

			10,579,005

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		340	337,332

Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20		217	240,945
Hewlett-Packard Co.
4.65%, 12/09/21		266	294,688
KLA-Tencor Corp.
4.65%, 11/01/24		885	942,320
Motorola Solutions, Inc.
3.50%, 3/01/23		794	795,120
7.50%, 5/15/25		30	37,965

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
4.75%, 1/01/25 (a)	U.S.$	336	$355,463
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		15	16,155
Total System Services, Inc.
2.375%, 6/01/18		344	345,721
3.75%, 6/01/23		350	355,132

			3,383,509

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		753	760,391
5.00%, 4/07/18 (a)		722	778,055
Ryder System, Inc.
5.85%, 11/01/16		383	413,975

			1,952,421

			45,766,925

Financial Institutions - 7.7%
Banking - 4.4%
Bank of America Corp. Series L
2.60%, 1/15/19		1,053	1,075,193
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	333	491,278
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	230	255,095
Compass Bank
5.50%, 4/01/20		1,339	1,489,605
Countrywide Financial Corp.
6.25%, 5/15/16		62	65,793
Credit Suisse AG
6.50%, 8/08/23 (a)		794	886,840
Deutsche Bank AG
4.296%, 5/24/28		1,315	1,313,383
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		905	958,900
Series D
6.00%, 6/15/20		1,430	1,685,129
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		282	302,383
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		668	715,356
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		812	882,724
Morgan Stanley
4.30%, 1/27/45		445	466,548
5.625%, 9/23/19		478	547,015
Series G
5.50%, 7/24/20		590	678,974
Murray Street Investment Trust I
4.647%, 3/09/17		125	133,011
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(d)		372	373,228

	Principal Amount (000)		U.S. $ Value
Nordea Bank AB
6.125%, 9/23/24 (a)(d)	U.S.$	350	$348,470
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(d)		430	447,200
Standard Chartered PLC
4.00%, 7/12/22 (a)		1,310	1,339,475
UBS AG/Stamford CT
7.625%, 8/17/22		620	740,054
Wells Fargo Bank NA
6.18%, 2/15/36		456	631,512

			15,827,166

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		552	641,058

Insurance - 2.4%
American International Group, Inc.
6.40%, 12/15/20		680	832,043
8.175%, 5/15/58		940	1,287,800
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(d)		393	418,545
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		542	809,544
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		280	281,485
5.50%, 3/30/20		726	838,643
Lincoln National Corp.
8.75%, 7/01/19		361	459,527
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	887,730
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	409,507
Prudential Financial, Inc.
5.625%, 6/15/43		920	956,800
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16 (a)(d)	EUR	850	1,008,496
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	538	568,824

			8,758,944

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		1,410	1,612,935
Trust F/1401
5.25%, 12/15/24 (a)		830	874,405

			2,487,340

			27,714,508

Utility - 0.8%
Electric - 0.4%
CMS Energy Corp.
5.05%, 3/15/22		440	507,597

	Principal Amount (000)		U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	U.S.$	260	$296,952
Exelon Generation Co. LLC
4.25%, 6/15/22		337	360,051
TECO Finance, Inc.
5.15%, 3/15/20		380	431,441

			1,596,041

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365	1,457,438

			3,053,479

Non Corporate Sectors - 0.7%
Agencies - Not Government Guaranteed - 0.7%
CNOOC Finance 2013 Ltd.
3.00%, 5/09/23		915	895,401
OCP SA
5.625%, 4/25/24 (a)		298	324,856
Petrobras International Finance Co. SA
5.75%, 1/20/20		1,342	1,244,557

			2,464,814

Total Corporates - Investment Grade (cost $75,876,291)			78,999,726

GOVERNMENTS - TREASURIES - 21.6%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17	BRL	4,630	1,656,926

Mexico - 0.7%
Mexican Bonos
Series M
7.75%, 12/14/17	MXN	37,039	2,724,358

New Zealand - 1.1%
New Zealand Government Bond Series 319
5.00%, 3/15/19 (a)	NZD	5,000	3,895,666

United Kingdom - 0.7%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	1,461	2,574,919

United States - 18.6%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	18,462	21,908,850
U.S. Treasury Notes
1.50%, 5/31/19-11/30/19		2,941	2,986,882
1.625%, 8/31/19		2,155	2,201,466
1.75%, 9/30/19-5/15/22		7,939	8,145,424
2.25%, 11/15/24		1,555	1,634,483
2.375%, 8/15/24		13,404	14,237,462
2.50%, 5/15/24		11,674	12,522,186

	Principal Amount (000)			U.S. $ Value
2.75%, 2/15/24	U.S.$	2,823		$3,088,979

				66,725,732

Total Governments - Treasuries (cost $72,739,643)				77,577,601

MORTGAGE PASS-THROUGHS - 18.1%
Agency Fixed Rate 30-Year - 16.7%
Federal Home Loan Mortgage Corp. Gold
4.50%, 7/01/44		1,584		1,754,014
Series 2005
5.50%, 1/01/35		474		533,015
Series 2007
5.50%, 7/01/35		63		70,594
Federal National Mortgage Association
3.50%, 2/01/45, TBA		13,271		14,020,396
3.50%, 3/01/45, TBA		3,403		3,586,788
4.00%, 3/01/45, TBA		23,356		24,964,555
5.50%, 1/01/35		1,272		1,429,894
Series 2003
5.50%, 4/01/33-7/01/33		463		521,261
Series 2004
5.50%, 4/01/34-11/01/34		264		297,502
Series 2005
5.50%, 2/01/35		197		221,006
Series 2007
5.50%, 8/01/37		851		956,532
Series 2014
4.50%, 2/01/44		5,854		6,361,467
Government National Mortgage Association
3.00%, 3/01/45, TBA		4,856		5,025,960
Series 1990
9.00%, 12/15/19		0	*	52
Series 1999
8.15%, 9/15/20		74		81,385

				59,824,421

Agency Fixed Rate 15-Year - 1.4%
Federal National Mortgage Association
3.00%, 2/01/30, TBA		4,845		5,094,442

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.619%, 1/01/37 (b)		78		84,042

Total Mortgage Pass-Throughs (cost $64,346,146)				65,002,905

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.1%
Non-Agency Fixed Rate CMBS - 10.8%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,702		1,861,704
Series 2007-5, Class AM
5.772%, 2/10/51		411		436,883

	Principal Amount (000)		U.S. $ Value
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	U.S.$	538	$553,155
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		890	912,149
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,305	1,383,019
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.772%, 3/15/49		362	376,569
Series 2013-GC17, Class D
5.106%, 11/10/46 (a)		565	578,896
Series 2015-GC27, Class A5
3.137%, 2/10/48		698	718,541
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.769%, 5/15/46		625	680,453
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		567	560,319
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.698%, 6/15/39		437	459,294
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1A, Class E
5.557%, 11/10/46 (a)		363	404,299
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		890	894,935
Greenwich Capital Commercial Mortgage Trust
Series 2007-GG9, Class A4
5.444%, 3/10/39		2,225	2,371,879
Series 2007-GG9, Class AM
5.475%, 3/10/39		829	869,847
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,307	1,342,214
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	793,164
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		278	277,479
Series 2006-CB15, Class A4
5.814%, 6/12/43		1,970	2,062,090
Series 2007-CB19, Class AM
5.699%, 2/12/49		470	498,091
Series 2007-LD12, Class A4
5.882%, 2/15/51		1,580	1,722,150
Series 2007-LD12, Class AM
6.012%, 2/15/51		795	869,750

	Principal Amount (000)		U.S. $ Value
Series 2011-C5, Class D
5.323%, 8/15/46 (a)	U.S.$	262	$286,791
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,283	2,445,173
Series 2008-C2, Class A1A
5.998%, 2/12/51		708	780,986
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		729	736,997
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		527	538,755
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		808	853,463
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,993	3,147,322
Series 2007-9, Class A4
5.70%, 9/12/49		2,940	3,174,741
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		1,047	1,049,064
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.853%, 11/01/31 (a)(e)(f)		2,908	148
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		552	576,078
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,125,391
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		1,345	1,390,569
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,142	1,211,845
Series 2014-C20, Class A2
3.036%, 5/15/47		546	572,041

			38,516,244

Non-Agency Floating Rate CMBS - 1.3%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.487%, 11/15/19 (a)(b)		490	489,559
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.067%, 6/11/27 (a)(b)		647	644,989
Series 2014-SAVA, Class A
1.317%, 6/15/34 (a)(b)		559	558,310
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.871%, 12/05/31 (a)(b)		685	682,826

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.087%, 6/15/29 (a)(b)	U.S.$	902	$900,282
PFP III Ltd.
Series 2014-1, Class A
1.338%, 6/14/31 (a)(b)		545	546,117
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.218%, 4/15/32 (a)(b)		385	380,933
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.387%, 11/15/27 (a)(b)		579	578,454

			4,781,470

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.174%, 7/16/46 (f)(g)		2,525	21,310

Total Commercial Mortgage-Backed Securities (cost $43,270,372)			43,319,024

ASSET-BACKED SECURITIES - 11.5%
Autos - Fixed Rate - 7.0%
Ally Master Owner Trust
Series 2013-1, Class A2
1.00%, 2/15/18		1,300	1,302,467
Series 2014-1, Class A2
1.29%, 1/15/19		1,409	1,411,419
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17		900	914,746
Series 2013-3, Class A3
0.92%, 4/09/18		1,695	1,697,080
Series 2013-4, Class A3
0.96%, 4/09/18		640	640,586
Series 2013-5, Class A2A
0.65%, 3/08/17		163	163,010
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		394	393,694
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		383	381,900
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,015,997
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		1,769	1,796,551
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		546	548,771
Capital Auto Receivables Asset Trust
Series 2013-1, Class A2

	Principal Amount (000)		U.S. $ Value
0.62%, 7/20/16	U.S.$	246	$246,440
Series 2013-3, Class A2
1.04%, 11/21/16		1,330	1,332,097
Series 2014-1, Class B
2.22%, 1/22/19		220	223,146
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		122	122,304
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		465	464,556
Series 2014-B, Class A
1.11%, 11/15/18 (a)		458	457,362
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		409	409,288
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		94	94,279
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		158	158,173
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		278	278,328
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		237	236,318
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		721	723,819
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		192	192,467
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	341	268,711
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	644	643,706
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		895	897,682
Series 2012-D, Class B
1.01%, 5/15/18		440	438,412
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	328,958
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class A1
0.85%, 1/15/18		842	842,722
Series 2014-1, Class A1
1.20%, 2/15/19		993	994,252
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		494	494,344
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		880	879,803
Series 2013-1A, Class A2

	Principal Amount (000)		U.S. $ Value
1.83%, 8/25/19 (a)	U.S.$	2,370	$2,364,459
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		375	374,616
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		1,136	1,138,299
Series 2013-5, Class A2A
0.64%, 4/17/17		94	94,160

			24,964,922

Credit Cards - Fixed Rate - 1.4%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		400	402,080
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,119	1,148,274
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		891	892,157
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,064,994
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		890	899,771
Series 2013-A, Class A
1.61%, 12/15/21		570	571,756

			4,979,032

Credit Cards - Floating Rate - 1.0%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.507%, 3/16/20 (b)		358	357,303
First National Master Note Trust
Series 2013-2, Class A
0.697%, 10/15/19 (b)		882	884,043
Gracechurch Card Funding PLC
Series 2012-1A, Class A2
0.808%, 2/15/17 (a)(b)	EUR	1,235	1,395,837
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.547%, 12/15/19 (b)	U.S.$	865	866,622

			3,503,805

Other ABS - Fixed Rate - 0.8%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,049	1,051,961
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		883	882,811

	Principal Amount (000)		U.S. $ Value
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)	U.S.$	790	$789,942

			2,724,714

Other ABS - Floating Rate - 0.6%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.548%, 7/20/19 (b)		1,075	1,071,871
Series 2015-1, Class A
0.668%, 1/20/20 (b)		1,198	1,198,000

			2,269,871

Autos - Floating Rate - 0.5%
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.716%, 12/10/27 (a)(b)		1,122	1,122,730
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.92%, 10/25/19 (a)(b)		719	719,001

			1,841,731

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.293%, 12/25/32 (b)		64	61,578
GSAA Trust
Series 2006-5, Class 2A3
0.438%, 3/25/36 (b)		949	646,515

			708,093

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		115	116,295
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (h)(i)		18	0

			116,295

Total Asset-Backed Securities (cost $41,353,379)			41,108,463

CORPORATES - NON-INVESTMENT GRADE - 7.6%
Industrial - 4.6%
Basic - 0.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		700	747,250

	Principal Amount (000)		U.S. $ Value
Novelis, Inc.
8.375%, 12/15/17	U.S.$	75	$77,906

			825,156

Capital Goods - 0.1%
Rexam PLC
6.75%, 6/29/67 (a)	EUR	360	409,851

Communications - Media - 0.9%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	495,826
CSC Holdings LLC
8.625%, 2/15/19	U.S.$	118	137,470
Intelsat Jackson Holdings SA
7.25%, 10/15/20		750	786,563
Numericable-SFR
5.375%, 5/15/22 (a)	EUR	222	265,284
Quebecor Media, Inc.
5.75%, 1/15/23	U.S.$	391	402,730
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		750	778,125
Univision Communications, Inc.
6.875%, 5/15/19 (a)		271	282,518

			3,148,516

Communications - Telecommunications - 0.5%
Sprint Corp.
7.875%, 9/15/23		475	481,531
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		700	728,000
Windstream Corp.
6.375%, 8/01/23		750	690,938

			1,900,469

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
3.50%, 10/02/18		340	348,500
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		158	168,270

			516,770

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		286	273,130
MCE Finance Ltd.
5.00%, 2/15/21 (a)		235	218,550

			491,680

Consumer Cyclical - Retailers - 0.3%
Cash America International, Inc.
5.75%, 5/15/18		295	302,375
CST Brands, Inc.
5.00%, 5/01/23		470	477,050

	Principal Amount (000)		U.S. $ Value
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)	U.S.$	379	$390,370

			1,169,795

Consumer Non-Cyclical - 0.4%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		140	144,970
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	437,000
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	190	295,856
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)		320	492,829

			1,370,655

Energy - 0.9%
California Resources Corp.
5.50%, 9/15/21 (a)	U.S.$	231	194,040
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)		361	353,780
Offshore Group Investment Ltd.
7.125%, 4/01/23		671	429,440
ONEOK, Inc.
4.25%, 2/01/22		877	814,577
Paragon Offshore PLC
6.75%, 7/15/22 (a)		52	24,960
7.25%, 8/15/24 (a)		303	145,440
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	136,350
5.75%, 9/01/20		420	455,700
SM Energy Co.
6.50%, 1/01/23		35	34,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.375%, 8/01/22		440	456,500

			3,045,087

Other Industrial - 0.2%
General Cable Corp.
5.75%, 10/01/22		655	530,550

Services - 0.2%
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		673	720,110

Technology - 0.2%
Audatex North America, Inc.
6.00%, 6/15/21 (a)		630	655,200

Transportation - Airlines - 0.2%
Air Canada
6.75%, 10/01/19 (a)		640	679,200

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23	U.S.$	670	$687,587
Hertz Corp. (The)
6.75%, 4/15/19		304	313,120

			1,000,707

			16,463,746

Financial Institutions - 2.6%
Banking - 2.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		343	359,185
Bank of Ireland
2.08%, 9/22/15 (b)	CAD	565	431,298
Barclays Bank PLC
6.86%, 6/15/32 (a)(d)	U.S.$	129	141,900
7.625%, 11/21/22		400	446,250
7.75%, 4/10/23		402	439,587
Barclays PLC
4.375%, 9/11/24		366	370,964
BNP Paribas SA
5.186%, 6/29/15 (a)(d)		297	298,485
Credit Agricole SA
7.875%, 1/23/24 (a)(d)		249	257,404
Credit Suisse Group AG
7.50%, 12/11/23 (a)(d)		363	381,150
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	910	1,035,501
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	569	586,052
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(d)		254	267,970
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)		402	411,045
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,024	1,156,873
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)(d)		249	250,245
Societe Generale SA
5.922%, 4/05/17 (a)(d)		130	134,524
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	598,066

			7,566,499

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		320	340,000
International Lease Finance Corp.
5.875%, 4/01/19		245	265,519

	Principal Amount (000)		U.S. $ Value
Navient Corp.
7.25%, 1/25/22	U.S.$	99	$107,662

			713,181

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		430	457,950

REITS - 0.2%
Felcor Lodging LP
6.75%, 6/01/19		615	641,138

			9,378,768

Utility - 0.4%
Electric - 0.4%
AES Corp./VA
7.375%, 7/01/21		580	642,350
NRG Energy, Inc.
7.875%, 5/15/21		595	638,137

			1,280,487

Total Corporates - Non-Investment Grade (cost $27,862,870)			27,123,001

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
Non-Agency Fixed Rate - 1.4%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		385	354,216
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		209	202,426
Series 2006-28CB, Class A14
6.25%, 10/25/36		379	324,898
Series 2006-J1, Class 1A13
5.50%, 2/25/36		357	321,195
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.535%, 5/25/35		711	683,976
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 6/25/36		555	510,137
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36		484	448,774
Series 2006-13, Class 1A19
6.25%, 9/25/36		175	161,812
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		617	517,762
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.641%, 7/25/36		1,055	817,925

	Principal Amount (000)		U.S. $ Value
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32	U.S.$	905	$785,970

			5,129,091

Non-Agency Floating Rate - 1.2%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.348%, 4/25/47 (a)(b)		595	439,376
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.358%, 12/25/36 (b)		1,018	614,765
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.418%, 3/25/35 (b)		507	453,189
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.598%, 3/25/36 (b)		553	403,035
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.288%, 7/25/36 (b)		754	578,071
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1
0.318%, 2/25/47 (b)		657	373,339
Series 2007-QS4, Class 2A4
0.508%, 3/25/37 (b)		988	359,234
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.814%, 2/25/47 (b)		1,295	1,044,973
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-10, Class 2A3
1.068%, 11/25/35 (b)		384	284,286

			4,550,268

GSE Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.418%, 11/25/23 (b)		1,040	1,060,311
Series 2014-DN2, Class M3
3.768%, 4/25/24 (b)		250	234,643
Series 2014-DN3, Class M3
4.168%, 8/25/24 (b)		870	845,736
Federal National Mortgage Association
Series 2014-C04, Class 1M2
5.068%, 11/25/24 (b)		706	720,041

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.368%, 7/25/24 (b)	U.S.$	308	$305,770

			3,166,501

Non-Agency ARMs - 0.2%
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.565%, 2/25/47		730	605,888

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.718%, 5/28/35		65	59,124
Federal National Mortgage Association REMICs
Series 2010-117, Class DI
4.50%, 5/25/25 (f)		2,774	260,521

			319,645

Total Collateralized Mortgage Obligations (cost $14,628,916)			13,771,393

INFLATION-LINKED SECURITIES - 3.1%
United States - 3.1%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $11,126,246)		10,894	11,080,764

QUASI-SOVEREIGNS - 1.5%
Quasi-Sovereign Bonds - 1.5%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		358	378,181

China - 0.4%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		1,095	1,189,398

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		1,385	1,546,184

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		823	819,690

United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		1,365	1,429,838

Total Quasi-Sovereigns (cost $5,001,104)			5,363,291

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,447,952)	U.S.$	970	$1,550,438

	Shares
COMMON STOCKS - 0.3%
Mt. Logan Re Ltd. (Preference Shares)		500	501,208
Mt. Logan Re Ltd. (Preference Shares)^ (j)		700	701,690

Total Common Stocks (cost $1,200,000)			1,202,898

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	331	342,171

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		245	233,975

Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)		580	585,800

Total Governments - Sovereign Agencies (cost $1,179,345)			1,161,946

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		207	214,245

Consumer Non-Cyclical - 0.2%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		730	681,637
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(o)		660	26,400

			708,037

Total Emerging Markets - Corporate Bonds (cost $1,298,053)			922,282

Company		Shares	U.S. $ Value
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The)
5.10%
(cost $694,052)		25,975	$670,415

SHORT-TERM INVESTMENTS - 11.6%
Investment Companies - 11.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (k)(l) (cost $41,697,342)		41,697,342	41,697,342

Total Investments Before Securities Sold Short - 114.4% (cost $403,721,711)			410,551,489

		Principal Amount (000)
SECURITIES SOLD SHORT - (3.4)%
MORTGAGE PASS-THROUGHS - (3.4)%
Agency Fixed Rate 30-Year - (3.4)%
Federal National Mortgage Association
3.00%, 3/01/45, TBA	U.S. $	(4,886)	(5,039,871)
Government National Mortgage Association
4.00%, 3/01/45, TBA		(6,702)	(7,136,583)

Total Mortgage Pass-Throughs (proceeds $12,145,429)			(12,176,454)

Total Securities Sold Short (proceeds $12,145,429)			(12,176,454)

Total Investments, Net of Securities Sold Short - 111.0% (cost $391,576,282) (m)			398,375,035
Other assets less liabilities - (11.0)% (n)			(39,552,155)

Net Assets - 100.0%			$358,822,880

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	24	March 2015	$3,588,750	$3,630,750	$42,000
U.S. T-Note 5 Yr (CBT) Futures	103	March 2015	12,448,335	12,498,406	50,071
Sold Contracts
Euro-BOBL Future	35	March 2015	5,161,669	5,176,698	(15,029)
U.S. T-Note 2 Yr (CBT) Futures	13	March 2015	2,852,687	2,856,953	(4,266)

					$72,776

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	NZD	5,229	USD	4,019	2/13/15	$218,383
BNP Paribas SA	MXN	39,956	USD	2,731	2/27/15	69,272
Credit Suisse International	EUR	785	USD	907	2/12/15	19,312
Deutsche Bank AG	BRL	4,590	USD	1,724	2/03/15	13,460
Deutsche Bank AG	USD	1,773	BRL	4,590	2/03/15	(62,270)
Deutsche Bank AG	BRL	4,590	USD	1,760	3/03/15	62,503
Deutsche Bank AG	GBP	2,597	USD	3,901	3/05/15	(9,344)
Goldman Sachs Bank USA	BRL	4,590	USD	1,714	2/03/15	3,385
Goldman Sachs Bank USA	USD	1,724	BRL	4,590	2/03/15	(13,460)
Goldman Sachs Bank USA	USD	3,250	EUR	2,753	2/12/15	(138,349)
JPMorgan Chase Bank	CAD	4,035	USD	3,379	2/25/15	204,469
Royal Bank of Scotland PLC	EUR	7,999	USD	9,450	2/12/15	410,233
Royal Bank of Scotland PLC	USD	799	CAD	946	2/25/15	(54,502)
Royal Bank of Scotland PLC	AUD	3,326	USD	2,645	3/20/15	62,670
State Street Bank & Trust Co.	USD	977	EUR	862	2/12/15	(3,232)
State Street Bank & Trust Co.	USD	41	CAD	51	2/25/15	(897)

						$781,633

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(CME Group):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	3.66%	$1,800	$(111,217)	$9,590

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$1,910	12/18/17	1.164%	3 Month LIBOR	$(13,465)
Morgan Stanley & Co., LLC/(CME Group)		2,630	1/14/24	2.980%	3 Month LIBOR	(278,231)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(252,940)
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,130	9/25/24	4.628%	3 Month BKBM	(216,344)

						$(760,980)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00%	0.53%	$1,360	$17,613	$(25,189)	$42,802
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	220	1,786	(2,341)	4,127
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	375	3,046	(4,448)	7,494
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	153	1,241	(1,812)	3,053
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.81	152	1,231	(1,797)	3,028

				$24,917	$(35,587)	$60,504

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,590	1/30/17	1.059%	3 Month LIBOR	$(43,092)
JPMorgan Chase Bank, NA	6,230	2/07/22	2.043%	3 Month LIBOR	(247,707)

					$(290,799)

CROSS CURRENCY SWAP

Counterparty	Expiration Date	Pay Currency	Pay Rate	Receive Currency	Receive Rate	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	2/15/15	EUR	1 Month EURIBOR Plus a Specified Spread	USD	1 Month LIBOR Plus a Specified Spread	$242,840	$(988)	$243,828

*	Principal amount less than 500.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $79,783,840 or 22.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2015.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Illiquid security.
(f)	IO - Interest Only
(g)	Variable rate coupon, rate shown as of January 31, 2015.
(h)	Fair valued by the Adviser.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of January 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,607	$0	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14	365,927	26,400	0.01

(j) Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re (Preference Shares)	1/02/14	$700,000	$701,690	0.20%

(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,937,212 and gross unrealized depreciation of investments was $(5,138,459), resulting in net unrealized appreciation of $6,798,753.
(n)	An amount of U.S. $148,304 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2015.

(o)	Security is in default and is non-income producing.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
GSE	-	Government-Sponsored Enterprise
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund - Intermediate Bond Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$78,999,726		$	– 0	–	$78,999,726
Governments - Treasuries		– 0	–	77,577,601			– 0	–	77,577,601
Mortgage Pass-Throughs		– 0	–	65,002,905			– 0	–	65,002,905
Commercial Mortgage-Backed Securities		– 0	–	35,518,794			7,800,230		43,319,024
Asset-Backed Securities		– 0	–	36,487,490			4,620,973	^	41,108,463
Corporates - Non-Investment Grade		– 0	–	26,820,626			302,375		27,123,001
Collateralized Mortgage Obligations		– 0	–	319,645			13,451,748		13,771,393
Inflation-Linked Securities		– 0	–	11,080,764			– 0	–	11,080,764
Quasi-Sovereigns		– 0	–	5,363,291			– 0	–	5,363,291
Local Governments - Municipal Bonds		– 0	–	1,550,438			– 0	–	1,550,438
Common Stocks		– 0	–	– 0	–		1,202,898		1,202,898
Governments - Sovereign Agencies		– 0	–	1,161,946			– 0	–	1,161,946
Emerging Markets - Corporate Bonds		– 0	–	922,282			– 0	–	922,282

Investments in Securities:	Level 1		Level 2		Level 3		Total
Preferred Stocks	670,415		– 0	–	– 0	–	670,415
Short-Term Investments	41,697,342		– 0	–	– 0	–	41,697,342
Liabilities:
Mortgage Pass-Throughs	– 0	–	(12,176,454)		– 0	–	(12,176,454)

Total Investments in Securities	42,367,757		328,629,054		27,378,224		398,375,035
Other Financial Instruments* :
Assets:
Futures	92,071		– 0	–	– 0	–	92,071
Forward Currency Exchange Contracts	– 0	–	1,063,687		– 0	–	1,063,687
Centrally Cleared Credit Default Swaps	– 0	–	9,590		– 0	–	9,590
Credit Default Swaps	– 0	–	60,504		– 0	–	60,504
Cross Currency Swaps	– 0	–	– 0	–	243,828		243,828
Liabilities:
Futures	(19,295)		– 0	–	– 0	–	(19,295)
Forward Currency Exchange Contracts	– 0	–	(282,054)		– 0	–	(282,054)
Centrally Cleared Interest Rate Swaps	– 0	–	(760,980)		– 0	–	(760,980)
Interest Rate Swaps	– 0	–	(290,799)		– 0	–	(290,799)

Total+	$42,440,533		$328,429,002		$27,622,052		$398,491,587

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities^		Corporates - Non- Investment Grade
Balance as of 10/31/14	$7,193,928		$3,767,594		$306,800
Accrued discounts/(premiums)	(2,623)		3,450		406
Realized gain (loss)	(288)		6,121		– 0	–
Change in unrealized appreciation/depreciation	(40,699)		(14,476)		(4,831)
Purchases/Payups	689,200		882,927		– 0	–
Sales/Paydowns	(39,288)		(24,643)		– 0	–
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/15	$7,800,230		$4,620,973		$302,375

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(40,699)		$(14,476)		$(4,831)

	Collateralized Mortgage Obligations		Common Stocks		Cross Currency Swaps
Balance as of 10/31/14	$14,419,314		$746,394		$92,827
Accrued discounts/(premiums)	25,882		– 0	–	– 0	–
Realized gain (loss)	(36,219)		– 0	–	760
Change in unrealized appreciation/depreciation	579		(43,496)		151,001
Purchases/Payups	1,267,157		500,000		– 0	–
Sales/Paydowns	(2,224,965)		– 0	–	– 0	–
Settlements	– 0	–	– 0	–	(760)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/15	$13,451,748		$1,202,898		$243,828

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(9,284)		$(43,496)		$151,001

	Total
Balance as of 10/31/14	$26,526,857
Accrued discounts/(premiums)	27,115
Realized gain (loss)	(29,626)
Change in unrealized appreciation/depreciation	48,078
Purchases/Payups	3,339,284
Sales/Paydowns	(2,288,896)
Settlements	(760)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 1/31/15	$27,622,052

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$38,215

^	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at January 31, 2015. Securities priced by third party vendors or at cost, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
Alabama - 0.7%
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/16	$3,785	$4,007,747
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	2,017,848

		6,025,595

Alaska - 0.4%
Alaska Industrial Development & Export Authority
Series 2010A
5.00%, 4/01/17	400	435,604
City of Valdez AK (BP Pipelines Alaska, Inc.)
Series 2011B
5.00%, 1/01/16	3,140	3,272,885

		3,708,489

Arizona - 2.7%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	10,086,243
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	4,028,235
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21	1,765	2,109,052
Maricopa County Community College District
Series 2012
4.00%, 7/01/16	2,850	2,996,433
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,852,654

		23,072,617

Arkansas - 0.2%
City of Fort Smith AR Sales & Use Tax Revenue
Series 2012
2.375%, 5/01/27	370	370,314
City of Springdale AR Sales & Use Tax Revenue
Series 2013
2.60%, 7/01/27	1,110	1,112,431

		1,482,745

California - 2.8%
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	526,198
NATL Series 2006ISSUE 32F
5.25%, 5/01/18	290	331,714

	Principal Amount (000)	U.S. $ Value
State of California
Series 2006
5.00%, 10/01/16	$275	$296,315
Series 2011
5.00%, 10/01/20	5,000	6,039,350
Series 2012
5.00%, 9/01/20	9,305	11,222,947
Series 2014
5.00%, 8/01/22-5/01/25	4,250	5,319,774

		23,736,298

Colorado - 3.7%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	443,303
Series 2012A
5.00%, 11/15/24 (a)	10,395	12,197,701
5.00%, 11/15/25	3,000	3,501,810
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	4,730	5,977,443
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/19	200	207,552
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,632,222
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/20	1,310	1,454,192
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	489,636

		30,903,859

Connecticut - 0.9%
State of Connecticut
AMBAC Series 2005B
2.308%, 6/01/16 (b)	1,750	1,786,540
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,448,736

		7,235,276

Florida - 8.7%
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	315	333,736
Series 2011A-1
5.00%, 6/01/15	1,720	1,746,454
Series 2012A
5.00%, 6/01/22	7,315	8,892,114
Series 2012A-1

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/16	$3,165	$3,353,254
NATL Series 2007A
5.00%, 3/01/15 (Pre-refunded/ETM)	275	275,998
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	2,057,756
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	12,307,993
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,898,674
County of Miami-Dade FL Aviation Revenue (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/15	3,030	3,103,871
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,822,770
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,515,240
Series 2013A
4.00%, 7/01/16	1,765	1,852,085
5.00%, 7/01/18-7/01/19	3,905	4,514,849
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,445,776
Florida Ports Financing Commission
Series 2011B
5.00%, 6/01/15	1,900	1,929,678
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/17 (a)	16,440	18,123,620
Florida State Hurricane Catastrophe Fund Finance Corp.
Series 2010A
5.00%, 7/01/15 (Pre-refunded/ETM)	700	713,797
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,900	1,959,774
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	550	586,460

		73,433,899

Georgia - 0.9%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,199,020
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/18	$2,500	$2,805,075
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/21	3,045	3,651,107

		7,655,202

Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	2,390	2,414,402

Illinois - 3.3%
Chicago O’Hare International Airport
Series 2011B
5.00%, 1/01/17	1,930	2,079,749
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,924,000
5.50%, 1/01/25	2,250	2,683,507
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AMBAC Series 2004A
5.25%, 6/01/15	2,425	2,463,388
AMBAC Series 2006
5.00%, 6/01/15	1,250	1,268,775
Springfield Metropolitan Sanitation District
Series 2011A
5.00%, 1/01/21	2,170	2,508,780
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,173,692
Series 2010
5.00%, 1/01/18	500	549,615
Series 2012
5.00%, 8/01/15	6,050	6,184,128
Series 2013A
5.00%, 4/01/20	4,030	4,613,262
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/17 (a)	1,450	1,597,712

		28,046,608

Indiana - 0.7%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,890,440

Kentucky - 0.3%
Kentucky Turnpike Authority (Kentucky Turnpike Authority State Lease)
Series 2012A
5.00%, 7/01/25	2,275	2,763,693

Louisiana - 1.3%
State of Louisiana Gasoline & Fuels Tax Revenue

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 5/01/27	$9,085	$10,961,325

Maryland - 5.3%
State of Maryland
Series 2014B
5.00%, 8/01/20	10,165	12,277,999
5.00%, 8/01/21 (a)	26,600	32,819,612

		45,097,611

Massachusetts - 4.9%
City of Boston MA
Series 2012A
5.00%, 4/01/15	1,300	1,310,244
Commonwealth of Massachusetts
AGM Series 2005A
5.00%, 3/01/15 (Pre-refunded/ETM)	4,580	4,596,946
AGM Series 2006C
2.202%, 11/01/19 (b)	9,575	10,200,439
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.86%, 6/01/20 (b)	3,000	3,320,070
Massachusetts Bay Transportation Authority
Series 2004B
5.25%, 7/01/21	3,330	4,129,267
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
3.11%, 8/01/22 (b)	3,240	3,513,456
Massachusetts Health & Educational Facilities Authority (Massachusetts Institute of Technology)
Series 2009O
5.00%, 7/01/16 (a)	3,730	3,976,739
Massachusetts Municipal Wholesale Electric Co.
Series 2012A
5.00%, 7/01/15	1,430	1,458,243
Massachusetts School Building Authority
Series 2012A
5.00%, 8/15/23	2,475	3,067,787
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,996,175

		41,569,366

Michigan - 2.8%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/21	3,750	4,278,038
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,547,917

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/23 (a)	$6,665	$6,753,311

		23,579,266

Minnesota - 0.2%
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/21	1,295	1,511,511

Mississippi - 0.3%
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	1,500	1,724,415
Series 2013A
5.00%, 1/01/19	1,000	1,149,610

		2,874,025

Missouri - 0.2%
Springfield Public Utilities Board
Series 2012
5.00%, 12/01/17	1,390	1,548,599

Nevada - 3.6%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,132,550
Series 2013B
5.00%, 6/01/19	2,210	2,572,020
Clark County School District
NATL Series 2005A
5.00%, 6/15/18	450	461,943
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	905,051
Series 2013C-1
2.50%, 7/01/15	24,705	24,925,616

		29,997,180

New Jersey - 3.4%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/17	2,340	2,509,206
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17	480	529,334
Series 2014P
5.00%, 6/15/26	5,055	5,901,814
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/23	1,800	2,215,332
Series 2014A
5.00%, 1/01/28	4,785	5,751,139
New Jersey Transportation Trust Fund Authority

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 6/15/20	$10,000	$11,562,500

		28,469,325

New Mexico - 0.6%
City of Albuquerque NM
Series 2013A
4.00%, 7/01/16	4,925	5,181,592

New York - 16.8%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	5,155,122
Series 2014J
5.00%, 8/01/21	6,100	7,415,953
AGM Series 2005K
1.66%, 8/01/16 (b)	1,700	1,762,543
Long Island Power Authority
NATL Series 2006D
2.837%, 9/01/15 (b)	3,900	3,932,097
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	11,026,121
Series 2012F
5.00%, 11/15/26	3,635	4,393,734
Series 2013A
5.00%, 11/15/26	2,300	2,769,568
Series 2013E
5.00%, 11/15/25	8,510	10,418,112
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 200213-CONV
5.00%, 11/01/16	6,650	7,181,601
Series 2012B
5.00%, 11/01/26	6,830	8,330,892
New York City Water & Sewer System
Series 2011HH
5.00%, 6/15/26	3,875	4,648,295
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,576,360
Series 2012A
5.00%, 12/15/22 (a)	14,610	18,193,249
Series 2012B
5.00%, 3/15/20	7,900	9,410,559
Series 2014A
5.00%, 2/15/28	6,565	7,990,984
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,628,920
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,900	21,700,886
Triborough Bridge & Tunnel Authority

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 11/15/19	$4,360	$5,163,112
Series 2013B
5.00%, 11/15/20	4,100	4,967,478

		141,665,586

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21	6,700	7,900,640
State of North Carolina
Series 2013E
5.00%, 5/01/16	2,330	2,467,726
State of North Carolina (State of North Carolina Lease)
Series 2013A
5.00%, 5/01/16	1,600	1,689,200

		12,057,566

Ohio - 0.1%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	766,864

Oregon - 3.6%
Deschutes County Administrative School District No 1 Bend-La Pine
Series 2013
5.00%, 6/15/20	5,180	6,238,377
Multnomah County School District No 1 Portland/OR
Series 2013A
5.00%, 6/15/15	14,605	14,864,239
Tri-County Metropolitan Transportation District
Series 2011A
5.00%, 10/01/25	4,605	5,449,511
Washington & Multnomah Counties School District No 48J Beaverton
Series 2014
5.00%, 6/15/21	3,195	3,919,115

		30,471,242

Pennsylvania - 7.4%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,619,607
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/18	550	624,349
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/16	15,650	16,507,307
Series 2014
5.00%, 7/01/17	5,000	5,516,350
Montgomery County Industrial Development Authority/PA (New Regional Medical Center, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2010
5.00%, 8/01/19	$475	$545,837
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-1/01/19	13,085	15,017,093
Series 2012B
5.00%, 7/01/21	7,550	8,450,488
Pennsylvania Industrial Development Authority
Series 2012
5.00%, 7/01/16	5,000	5,320,450
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	2,091,654
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,919,360

		62,612,495

Puerto Rico - 0.4%
Puerto Rico Electric Power Authority
NATL Series 2002
5.00%, 7/01/19	3,400	3,494,282

South Carolina - 0.9%
Horry County School District/SC
Series 2012B
5.00%, 3/01/16	1,470	1,545,573
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	3,081,635
South Carolina State Public Service Authority
Series 2012C
5.00%, 12/01/15	3,200	3,327,360

		7,954,568

Tennessee - 0.4%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23	2,385	2,947,478

Texas - 8.4%
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,837,013
City of Garland TX
Series 2010
5.00%, 2/15/26	500	587,405
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,436,643
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27	2,735	3,320,399
City of Lubbock TX

	Principal Amount (000)	U.S. $ Value
Series 2013
5.00%, 2/15/19	$1,740	$2,018,017
City Public Service Board of San Antonio TX
Series 2012
5.00%, 2/01/21	7,110	8,640,001
Conroe Independent School District
Series 2011
5.00%, 2/15/24-2/15/26	6,240	7,396,823
Denton Independent School District
Series 2012A
2.125%, 8/01/42	2,135	2,153,809
Fort Worth Independent School District
Series 2008
5.00%, 2/15/15	4,000	4,007,040
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	5,087,210
North Texas Tollway Authority
Series 2011D
5.25%, 9/01/26	3,625	4,460,309
Rockwall Independent School District
Series 2013
5.00%, 2/15/19 (a)	3,280	3,813,951
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	2,054,941
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	4,230,442
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014A
5.00%, 1/01/17	11,605	12,604,887
University of Texas System (The)
Series 2010A
5.00%, 8/15/22	1,070	1,278,308

		70,927,198

Virginia - 1.8%
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2011
5.00%, 4/01/25-4/01/26	6,000	6,974,840
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2011A
5.00%, 2/01/21	5,240	6,360,836
Virginia Commonwealth Transportation Board
Series 2012
5.00%, 5/15/15	1,655	1,677,789

		15,013,465

Washington - 5.8%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	9,581,810
Chelan County Public Utility District No 1
Series 2011B

	Principal Amount (000)	U.S. $ Value
5.50%, 7/01/25	$3,305	$4,021,855
City of Seattle WA Municipal Light & Power Revenue
Series 2010B
5.00%, 2/01/20	4,080	4,833,372
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,694,570
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	777,070
Series 2012A
5.00%, 7/01/19	4,200	4,936,596
King County School District No 414 Lake Washington
AGM Series 2007
5.00%, 12/01/16	3,735	4,041,345
Port of Seattle WA
Series 2013
5.00%, 7/01/24	4,820	5,736,619
State of Washington
Series 20092010B
5.00%, 1/01/22	710	835,997
Series 20102010E
5.00%, 2/01/19	3,295	3,823,518
Series 2013D
5.00%, 2/01/23	3,385	4,222,144
AMBAC Series 2005R
5.00%, 7/01/15 (Pre-refunded/ETM)	1,125	1,147,399

		48,652,295

Wisconsin - 2.4%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (State of Wisconsin SRF)
Series 20131
5.00%, 6/01/24	4,490	5,572,584
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	12,000	15,063,715

		20,636,299

Total Municipal Obligations (cost $789,905,497)		824,358,261

CORPORATES - INVESTMENT GRADES - 4.0%
Financial Institutions - 3.4%
Banking - 3.4%
Bank of America Corp.
6.50%, 8/01/16	2,585	2,782,934
Capital One Bank USA NA
1.20%, 2/13/17	8,300	8,266,949
JPMorgan Chase & Co.
1.35%, 2/15/17	8,885	8,911,628
Morgan Stanley
1.75%, 2/25/16	3,362	3,385,090
5.375%, 10/15/15	1,000	1,031,320

	Principal Amount (000)	U.S. $ Value
Series G
5.45%, 1/09/17	$4,030	$4,336,546

		28,714,467

Industrial - 0.6%
Communications - Media - 0.1%
Viacom, Inc.
1.25%, 2/27/15	800	800,327

Technology - 0.5%
Cisco Systems, Inc.
1.10%, 3/03/17	4,468	4,501,135

		5,301,462

Total Corporates - Investment Grades (cost $33,991,753)		34,015,929

AGENCIES - 0.7%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (a)
(cost $5,525,287)	5,315	5,662,516

	Shares
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government STIF
Portfolio, 0.09% (c)(d)
(cost $14,768,666)	14,768,666	14,768,666

	Principal Amount (000)
U.S. Treasury Bills - 0.5%
U.S. Treasury Bill
Zero Coupon, 4/30/15 (a)	$1,300	1,299,812
Zero Coupon, 4/30/15	3,200	3,199,654

Total U.S. Treasury Bills (cost $4,499,466)		4,499,466

Total Short-Term Investments (cost $19,268,132)		19,268,132

Total Investments - 104.6% (cost $848,690,669) (e)		883,304,838
Other assets less liabilities - (4.6)%		(38,795,560)

Net Assets - 100.0%		$844,509,278

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,000	4/08/15	2.220%	CPI	#	$(65,988)
Barclays Bank PLC	38,000	4/24/15	2.020%	CPI	#	(1,068,184)
Barclays Bank PLC	5,500	6/01/15	2.038%	CPI	#	(110,292)
Barclays Bank PLC	6,000	2/26/17	2.370%	CPI	#	(369,233)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	(79,411)
Barclays Bank PLC	37,000	8/07/17	2.124%	CPI	#	(1,202,189)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(475,408)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(326,223)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	(1,685,373)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	(87,064)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(155,526)
Barclays Bank PLC	6,000	5/04/21	2.845%	CPI	#	(763,667)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(374,419)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(1,563,688)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(1,922,112)
Barclays Bank PLC	25,000	8/07/24	2.573%	CPI	#	(2,106,919)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(771,107)
Citibank	10,000	5/04/16	2.710%	CPI	#	(689,398)
Citibank	14,000	5/30/17	2.125%	CPI	#	(650,706)
Citibank	11,500	6/21/17	2.152%	CPI	#	(543,978)
Citibank	22,000	7/02/18	2.084%	CPI	#	(729,109)
Citibank	9,000	6/29/22	2.398%	CPI	#	(740,165)
Citibank	5,400	7/19/22	2.400%	CPI	#	(432,423)
Citibank	4,000	8/10/22	2.550%	CPI	#	(377,341)
Citibank	15,500	12/07/22	2.748%	CPI	#	(1,843,430)
Citibank	47,000	5/24/23	2.533%	CPI	#	(4,250,354)
Citibank	30,000	10/29/23	2.524%	CPI	#	(2,475,292)
Citibank	15,800	2/08/28	2.940%	CPI	#	(2,841,697)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(1,210,629)
Deutsche Bank AG	9,800	9/07/21	2.400%	CPI	#	(802,001)
JPMorgan Chase Bank	1,000	7/29/20	2.305%	CPI	#	(58,154)
JPMorgan Chase Bank	19,000	8/17/22	2.523%	CPI	#	(1,721,437)
JPMorgan Chase Bank	1,400	6/30/26	2.890%	CPI	#	(254,594)
JPMorgan Chase Bank	3,300	7/21/26	2.935%	CPI	#	(632,079)
JPMorgan Chase Bank	2,400	10/03/26	2.485%	CPI	#	(261,607)
JPMorgan Chase Bank	5,400	11/14/26	2.488%	CPI	#	(594,681)
JPMorgan Chase Bank	4,850	12/23/26	2.484%	CPI	#	(520,845)
JPMorgan Chase Bank	21,350	2/20/28	2.899%	CPI	#	(3,663,706)
JPMorgan Chase Bank	12,000	3/26/28	2.880%	CPI	#	(2,011,414)
Morgan Stanley Capital Services LLC	6,000	4/05/16	2.535%	CPI	#	(349,854)
Morgan Stanley Capital Services LLC	6,000	4/16/16	2.110%	CPI	#	(229,379)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	(2,807,232)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	(126,486)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(1,432,949)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(1,086,336)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(908,246)

						$(47,372,325)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Variable rate coupon, rate shown as of January 31, 2015.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,948,289 and gross unrealized depreciation of investments was $(334,120), resulting in net unrealized appreciation of $34,614,169.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.2% and 10.1%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Bond Inflation Strategy

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$820,489,667		$3,868,594		$824,358,261
Corporates - Investment Grade		– 0	–	34,015,929		– 0	–	34,015,929
Agencies		– 0	–	5,662,516		– 0	–	5,662,516
Short-Term Investments:
Investment Companies		14,768,666		– 0	–	– 0	–	14,768,666
U.S. Treasury Bills		– 0	–	4,499,466		– 0	–	4,499,466

Total Investments in Securities		14,768,666		864,667,578		3,868,594		883,304,838
Other Financial Instruments* :
Liabilities:
Inflation (CPI) Swaps		– 0	–	(47,372,325)		– 0	–	(47,372,325)

Total+		$14,768,666		$817,295,253		$3,868,594		$835,932,513

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$3,858,510		3,858,510
Accrued discounts/(premiums)	(4,341)		(4,341)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	14,425		14,425
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3			– 0	–

Balance as of 1/31/15	$3,868,594		$3,868,594

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$14,425		$14,425

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB All Market Real Return Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 60.4%
Energy - 25.9%
Coal & Consumable Fuels - 0.1%
Cameco Corp.	16,362	$230,230
China Shenhua Energy Co., Ltd. - Class H	140,300	385,128
CONSOL Energy, Inc.	9,516	275,488

		890,846

Integrated Oil & Gas - 16.2%
BG Group PLC	355,550	4,742,280
BP PLC	1,329,637	8,541,630
Chevron Corp.	128,102	13,134,298
China Petroleum & Chemical Corp. - Class H	1,464,000	1,162,151
Exxon Mobil Corp.	290,496	25,395,160
Galp Energia SGPS SA	52,490	554,525
Gazprom OAO (Sponsored ADR)	44,820	188,020
Hess Corp.	24,850	1,677,126
Lukoil OAO (London) (Sponsored ADR)	53,300	2,154,386
PetroChina Co., Ltd. - Class H	1,384,000	1,499,305
Petroleo Brasileiro SA (ADR)	222,930	1,339,809
Petroleo Brasileiro SA (Sponsored ADR)	236,030	1,451,585
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	227,956	6,935,776
Royal Dutch Shell PLC - Class A	162,993	4,967,303
Royal Dutch Shell PLC - Class B	218,577	6,920,140
Total SA	235,209	12,073,410

		92,736,904

Oil & Gas Drilling - 0.0%
Odfjell Drilling Ltd.	56,931	66,172

Oil & Gas Equipment & Services - 0.3%
Aker Solutions ASA (a)(b)	125,940	614,818
Deep Sea Supply PLC	547,947	288,021
Helix Energy Solutions Group, Inc. (b)	25,260	474,130
Petroleum Geo-Services ASA	105,750	574,994

		1,951,963

Oil & Gas Exploration & Production - 7.1%
Anadarko Petroleum Corp.	47,207	3,859,172
Apache Corp.	15,811	989,294
Cabot Oil & Gas Corp.	17,251	457,152
California Resources Corp. (b)	12,956	66,335
Canadian Natural Resources Ltd.	130,408	3,780,775
CNOOC Ltd.	738,200	981,415
Concho Resources, Inc. (b)	4,670	517,670
ConocoPhillips	96,011	6,046,772
Det Norske Oljeselskap ASA (b)	212,967	889,858
Devon Energy Corp.	16,067	968,358
Encana Corp.	30,633	374,626
EOG Resources, Inc.	48,722	4,337,720
EQT Corp.	6,264	466,292
Inpex Corp.	108,400	1,199,593
Marathon Oil Corp.	27,883	741,688
Murphy Oil Corp.	22,840	1,025,744
Noble Energy, Inc.	14,954	713,904
Occidental Petroleum Corp.	81,361	6,508,880
Pioneer Natural Resources Co.	5,916	890,535

Company	Shares	U.S. $ Value
Rosetta Resources, Inc. (b)	32,300	$551,361
Southwestern Energy Co. (b)	14,600	361,934
Whiting Petroleum Corp. (b)	8,860	265,977
Williams Cos., Inc. (The)	82,917	3,636,740
Woodside Petroleum Ltd.	30,655	814,166

		40,445,961

Oil & Gas Refining & Marketing - 0.4%
JX Holdings, Inc.	229,300	846,170
Valero Energy Corp.	24,260	1,282,869

		2,129,039

Oil & Gas Storage & Transportation - 1.8%
Enbridge, Inc.	75,202	3,642,624
Kinder Morgan, Inc./DE	85,693	3,517,698
TransCanada Corp.	66,025	2,937,793

		10,098,115

		148,319,000

Materials - 8.2%
Aluminum - 0.2%
Alcoa, Inc.	6,909	108,126
Norsk Hydro ASA	153,258	900,657

		1,008,783

Commodity Chemicals - 0.5%
Denki Kagaku Kogyo KK	189,000	744,682
LyondellBasell Industries NV - Class A	12,840	1,015,516
Westlake Chemical Corp.	14,540	833,287

		2,593,485

Construction Materials - 0.1%
West China Cement Ltd.	6,404,000	715,506

Diversified Chemicals - 0.6%
Arkema SA	16,582	1,182,870
Eastman Chemical Co.	11,770	834,375
Huntsman Corp.	50,490	1,108,761
Mitsubishi Gas Chemical Co., Inc.	20,000	90,427

		3,216,433

Diversified Metals & Mining - 2.4%
Anglo American PLC	8,202	137,003
Aurubis AG	15,920	863,077
BHP Billiton Ltd.	75,602	1,743,740
BHP Billiton PLC	12,404	269,421
Boliden AB	43,780	683,919
Freeport-McMoRan, Inc.	6,102	102,575
Glencore PLC (b)	678,898	2,531,327
Korea Zinc Co., Ltd. (b)	2,630	1,027,294
MMC Norilsk Nickel OJSC (ADR)	106,350	1,754,775
Rio Tinto PLC	108,763	4,779,370

		13,892,501

Company	Shares	U.S. $ Value
Fertilizers & Agricultural Chemicals - 1.1%
Monsanto Co.	29,012	$3,422,836
Mosaic Co. (The)	10,817	526,679
Potash Corp. of Saskatchewan, Inc.	27,746	1,010,097
Syngenta AG	3,110	1,013,032

		5,972,644

Forest Products - 0.0%
Duratex SA	10,030	27,773

Gold - 1.3%
Agnico-Eagle Mines Ltd.	40,857	1,377,440
Barrick Gold Corp.	35,484	453,777
Franco-Nevada Corp.	4,747	273,942
Goldcorp, Inc.	136,073	3,286,441
Koza Altin Isletmeleri AS	85,740	678,136
Newcrest Mining Ltd. (b)	23,347	252,088
Newmont Mining Corp.	15,192	382,079
Randgold Resources Ltd.	9,462	812,120
Real Gold Mining Ltd. (b)(c)(d)	124,500	2

		7,516,025

Paper Products - 0.5%
International Paper Co.	13,573	714,754
Mondi PLC	57,610	1,027,697
Sappi Ltd. (b)	192,690	791,144
Stora Enso Oyj - Class R	18,416	178,680
UPM-Kymmene Oyj	17,805	312,965

		3,025,240

Precious Metals & Minerals - 0.2%
Impala Platinum Holdings Ltd. (b)	16,368	106,198
Industrias Penoles SAB de CV	4,238	84,477
North American Palladium Ltd. (b)	2,174,730	352,306
Silver Wheaton Corp.	34,896	801,617

		1,344,598

Specialty Chemicals - 0.2%
Johnson Matthey PLC	13,420	656,516
Koninklijke DSM NV	9,958	528,180

		1,184,696

Steel - 1.1%
ArcelorMittal (Euronext Amsterdam)	5,868	56,061
BlueScope Steel Ltd. (b)	123,636	478,966
China Steel Corp. (Sponsored GDR) (a)	3,467	57,205
JFE Holdings, Inc.	2,872	63,263
Nippon Steel & Sumitomo Metal Corp.	44,495	103,998
Nucor Corp.	1,872	81,713
POSCO	384	89,201
Tata Steel Ltd. (London) (GDR) (a)	129,290	814,586
Ternium SA (Sponsored ADR)	30,910	529,797
ThyssenKrupp AG (b)	2,642	68,636
Vale SA	7,553	52,385
Vale SA (Preference Shares)	11,333	69,901

Company	Shares	U.S. $ Value
Vale SA (Sponsored ADR) (Local Preference Shares)	505,190	$3,162,489
Voestalpine AG	16,120	574,074

		6,202,275

		46,699,959

Equity: Other - 7.2%
Diversified/Specialty - 6.4%
Alam Sutera Realty Tbk PT	984,900	45,867
Alexandria Real Estate Equities, Inc.	1,142	111,368
Axis Real Estate Investment Trust	32,400	31,971
Ayala Land, Inc.	689,360	561,433
Azrieli Group	2,784	96,042
Beni Stabili SpA SIIQ	70,815	52,910
British Land Co. PLC (The)	145,199	1,809,457
Bumi Serpong Damai Tbk PT	614,100	97,362
Buzzi Unicem SpA	23,100	283,587
CA Immobilien Anlagen AG (b)	33,161	671,626
Canadian Real Estate Investment Trust	1,103	41,856
Capital Property Fund	123,367	156,685
CapitaLand Ltd.	193,400	496,375
CBRE Group, Inc. - Class A (b)	16,780	542,665
Central Pattana PCL	112,551	153,885
Cheung Kong Holdings Ltd.	23,000	438,904
Ciputra Development Tbk PT	887,000	100,016
City Developments Ltd.	44,900	332,798
ClubCorp Holdings, Inc.	33,330	566,943
Cofinimmo SA	4,465	545,896
Country Garden Holdings Co., Ltd.	390,000	155,398
CSR Ltd.	95,080	293,698
Dexus Property Group	73,370	438,171
Digital Realty Trust, Inc.	2,164	157,842
Duke Realty Corp.	26,453	577,469
East Japan Railway Co.	3,700	285,781
Eastern & Oriental Bhd	66,550	41,891
Emira Property Fund	151,890	251,217
Evergrande Real Estate Group Ltd.	495,250	204,929
Fastighets AB Balder - Class B (b)	7,050	101,954
Fibra Uno Administracion SA de CV	403,612	1,217,069
Folkestone Education Trust	90,810	141,391
Fonciere Des Regions	2,569	263,158
Fukuoka REIT Corp.	72	145,212
Gecina SA	2,621	343,437
Globe Trade Centre SA (b)	21,424	27,751
GPT Group (The)	173,818	609,441
Gramercy Property Trust, Inc.	86,224	596,670
Great Portland Estates PLC	26,283	310,033
Grivalia Properties REIC	2,962	26,384
Growthpoint Properties Ltd.	175,651	441,013
Guangzhou R&F Properties Co., Ltd. - Class H	80,700	92,429
H&R Real Estate Investment Trust	4,325	83,117
Hang Lung Properties Ltd.	171,000	500,594
Hemfosa Fastigheter AB (b)	21,030	451,288
Henderson Land Development Co., Ltd.	130,331	933,298
Hufvudstaden AB - Class A	8,473	110,983
Hulic Co., Ltd.	22,550	204,833
IJM Land Bhd	35,200	34,637
IMMOFINANZ AG (b)	79,805	182,363

Company	Shares	U.S. $ Value
Kennedy Wilson Europe Real Estate PLC	35,223	$551,750
Kiwi Property Group Ltd.	77,540	74,467
KLCCP Stapled Group	37,700	71,701
Kungsleden AB	13,910	106,560
Land & Houses PCL	252,300	72,069
Land Securities Group PLC	60,113	1,152,124
Lend Lease Group	13,910	179,295
Lippo Karawaci Tbk PT	1,600,600	143,043
Longfor Properties Co., Ltd.	113,200	148,132
Mah Sing Group Bhd	68,600	36,007
Mapletree Greater China Commercial Trust (a)	151,000	113,618
Megaworld Corp.	966,800	113,389
Merlin Properties Socimi SA (b)	63,140	757,718
Mitsubishi Estate Co., Ltd.	119,600	2,406,442
Mitsui Fudosan Co., Ltd.	95,400	2,411,864
New World China Land Ltd.	216,000	134,210
Nomura Real Estate Holdings, Inc.	9,700	163,220
Orix JREIT, Inc.	279	418,082
PLA Administradora Industrial S de RL de CV (b)	106,140	226,945
Pruksa Real Estate PCL	55,500	54,686
Quality Houses PCL	297,300	35,607
Redefine Properties Ltd.	279,280	272,693
Regal Entertainment Group - Class A	27,240	576,398
Resilient Property Income Fund Ltd.	21,126	160,246
Royal Mail PLC	46,800	305,892
SA Corporate Real Estate Fund Nominees Pty Ltd.	272,900	121,862
SM Prime Holdings, Inc.	627,400	263,709
SP Setia Bhd Group	69,900	67,819
Spirit Realty Capital, Inc.	16,120	207,303
Sponda Oyj	18,381	84,654
Sumitomo Realty & Development Co., Ltd.	59,700	1,904,257
Summarecon Agung Tbk PT	904,300	116,908
Sun Hung Kai Properties Ltd.	192,923	3,134,342
Sunac China Holdings Ltd. (c)(d)	146,600	131,239
Suntec Real Estate Investment Trust	183,000	253,881
Supalai PCL	50,500	37,647
Swiss Prime Site AG (b)	4,206	364,844
Taiheiyo Cement Corp.	44,000	129,112
Top REIT, Inc.	9	38,615
United Urban Investment Corp.	191	305,746
Vornado Realty Trust	4,698	518,847
Wallenstam AB - Class B	7,644	126,550
Wharf Holdings Ltd. (The)	193,000	1,569,741
WP Carey, Inc.	1,346	96,656
Yuexiu Property Co., Ltd.	524,000	103,189

		36,624,176

Health Care - 0.8%
Chartwell Retirement Residences	31,610	314,433
HCP, Inc.	26,721	1,263,636
Health Care REIT, Inc.	4,910	402,375
LTC Properties, Inc.	14,820	695,354
Medical Properties Trust, Inc.	52,100	800,777
Omega Healthcare Investors, Inc.	2,015	88,378
Ventas, Inc.	12,323	983,499

		4,548,452

Company	Shares	U.S. $ Value
Triple Net - 0.0%
National Retail Properties, Inc.	1,999	$85,637
Realty Income Corp.	3,539	192,203

		277,840

		41,450,468

Utilities - 4.8%
Electric Utilities - 1.9%
CLP Holdings Ltd.	92,000	822,523
Electricite de France SA	74,461	2,018,560
Endesa SA	79,943	1,595,489
Enel SpA	437,995	1,979,018
Fortum Oyj	37,183	793,141
Iberdrola SA	249,148	1,719,725
Korea Electric Power Corp. (b)	22,564	882,228
SSE PLC	38,571	933,366

		10,744,050

Gas Utilities - 0.6%
Gas Natural SDG SA	45,204	1,061,108
Hong Kong & China Gas Co., Ltd.	413,000	946,817
Petronas Gas Bhd	97,400	595,998
Snam SpA	161,695	791,149

		3,395,072

Independent Power Producers & Energy Traders - 0.4%
Aboitiz Power Corp.	174,800	175,802
AES Corp./VA	21,807	266,482
Calpine Corp. (b)	11,857	247,574
China Resources Power Holdings Co., Ltd.	136,000	382,534
EDP Renovaveis SA	29,286	195,763
Electric Power Development Co., Ltd.	4,200	153,003
Enel Green Power SpA	193,956	383,411
NRG Energy, Inc.	11,497	283,516
Tractebel Energia SA	22,900	266,282

		2,354,367

Multi-Utilities - 1.8%
Centrica PLC	212,664	938,492
Dominion Resources, Inc./VA	19,682	1,513,349
E.ON SE	76,317	1,181,382
GDF Suez	91,683	2,033,380
National Grid PLC	131,930	1,854,804
PG&E Corp.	14,874	874,740
RWE AG	25,408	704,803
Sempra Energy	7,976	892,674
United Utilities Group PLC	28,532	440,359

		10,433,983

Water Utilities - 0.1%
American Water Works Co., Inc.	6,432	361,092
Cia de Saneamento Basico do Estado de Sao Paulo	40,200	200,348

Company	Shares	U.S. $ Value
Severn Trent PLC	9,951	$322,161

		883,601

		27,811,073

Retail - 4.3%
Regional Mall - 1.6%
BR Malls Participacoes SA	67,640	383,922
CapitaMall Trust	198,000	305,899
General Growth Properties, Inc.	27,840	840,211
Macerich Co. (The)	15,085	1,297,460
Multiplan Empreendimentos Imobiliarios SA	14,680	263,646
Pennsylvania Real Estate Investment Trust	26,490	633,906
Simon Property Group, Inc.	15,166	3,012,878
Taubman Centers, Inc.	2,788	228,477
Westfield Corp.	189,419	1,444,919
WP GLIMCHER, Inc.	42,521	751,771

		9,163,089

Shopping Center/Other Retail - 2.7%
Aeon Mall Co., Ltd.	14,600	242,033
American Realty Capital Properties, Inc.	14,512	134,454
Atrium European Real Estate Ltd. (b)	13,988	65,281
Calloway Real Estate Investment Trust	1,652	41,251
Capital & Counties Properties PLC	55,523	320,874
CapitaMalls Malaysia Trust	87,200	34,611
Charter Hall Retail REIT	58,600	199,333
Citycon Oyj	73,989	250,862
DDR Corp.	31,550	618,380
Federal Realty Investment Trust	1,083	155,703
Federation Centres	131,210	307,752
Hammerson PLC	92,678	959,013
Hyprop Investments Ltd.	41,500	377,046
IGB Real Estate Investment Trust	136,400	49,944
Iguatemi Empresa de Shopping Centers SA	5,000	45,281
Intu Properties PLC	70,138	384,923
Japan Retail Fund Investment Corp.	271	587,012
JB Hi-Fi Ltd.	23,160	300,214
Kimco Realty Corp.	6,570	181,661
Klepierre	21,809	1,026,285
Link REIT (The)	191,923	1,304,482
Ramco-Gershenson Properties Trust	33,413	653,892
Regency Centers Corp.	4,854	332,790
Retail Opportunity Investments Corp.	37,670	665,629
RioCan Real Estate Investment Trust	11,547	267,524
Scentre Group (b)	677,652	1,991,129
Unibail-Rodamco SE	10,767	3,032,620
Urban Edge Properties (b)	2,349	55,765
Vastned Retail NV	9,805	486,119
Weingarten Realty Investors	12,800	479,744

		15,551,607

		24,714,696

Residential - 3.2%
Multi-Family - 2.8%
Advance Residence Investment Corp.	97	248,396
Apartment Investment & Management Co. - Class A	2,327	92,754

Company	Shares	U.S. $ Value
Associated Estates Realty Corp.	25,030	$623,497
AvalonBay Communities, Inc.	5,897	1,020,122
Barratt Developments PLC	40,350	277,748
Boardwalk Real Estate Investment Trust	635	30,648
BUWOG AG (b)	3,810	74,413
Camden Property Trust	1,356	104,480
Canadian Apartment Properties REIT	1,764	39,522
China Overseas Land & Investment Ltd.	654,140	1,898,808
China Resources Land Ltd.	189,908	486,318
China Vanke Co., Ltd. - Class H (b)	465,574	1,008,837
CIFI Holdings Group Co., Ltd.	1,242,000	249,976
Comforia Residential REIT, Inc.	12	26,204
Corp. GEO SAB de CV Series B (b)(c)(d)	23,600	160
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,400	90,243
Desarrolladora Homex SAB de CV (b)(c)(d)	14,600	389
Deutsche Annington Immobilien SE	6,810	236,522
Deutsche Wohnen AG	21,745	564,856
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	331,537	432,932
Equity Residential	10,686	829,341
Essex Property Trust, Inc.	1,515	342,466
Even Construtora e Incorporadora SA	92,000	148,462
GAGFAH SA (b)	46,015	1,025,379
Ichigo Real Estate Investment Corp.	290	227,411
Irish Residential Properties REIT PLC (b)	151,700	173,135
Japan Rental Housing Investments, Inc.	215	170,906
Kaisa Group Holdings Ltd. (c)(d)	805,000	31,152
Kenedix Residential Investment Corp.	56	162,257
KWG Property Holding Ltd.	769,000	496,068
LEG Immobilien AG (b)	10,409	797,029
LPN Development PCL	48,100	30,781
Meritage Homes Corp. (b)	8,370	304,752
Mid-America Apartment Communities, Inc.	10,590	839,999
MRV Engenharia e Participacoes SA	24,750	64,036
PDG Realty SA Empreendimentos e Participacoes (b)	110,600	21,434
PulteGroup, Inc.	13,830	284,760
Shimao Property Holdings Ltd.	104,500	219,882
Sino-Ocean Land Holdings Ltd.	298,080	191,761
Stockland	367,074	1,244,964
Sun Communities, Inc.	8,456	572,725
UDR, Inc.	3,999	133,007
Urbi Desarrollos Urbanos SAB de CV (b)(c)(d)	120,400	0
Wing Tai Holdings Ltd.	268,000	362,171

		16,180,703

Self Storage - 0.3%
Extra Space Storage, Inc.	10,340	682,440
Public Storage	2,318	465,547
Safestore Holdings PLC	76,550	311,269

		1,459,256

Single Family - 0.1%
Fortune Brands Home & Security, Inc.	11,400	510,606

		18,150,565

Company	Shares	U.S. $ Value
Transportation - 2.6%
Airport Services - 1.0%
Aeroports de Paris	12,841	$1,540,728
Airports of Thailand PCL	119,600	1,183,941
Auckland International Airport Ltd.	154,337	499,167
Flughafen Zuerich AG	716	487,461
Fraport AG Frankfurt Airport Services Worldwide	13,144	803,133
Kobenhavns Lufthavne	1,015	490,941
SIA Engineering Co., Ltd.	187,000	602,128

		5,607,499

Highways & Railtracks - 1.3%
Abertis Infraestructuras SA	124,087	2,429,933
Atlantia SpA	119,868	3,085,236
CCR SA	286,000	1,628,652

		7,143,821

Marine Ports & Services - 0.3%
COSCO Pacific Ltd.	298,000	433,527
International Container Terminal Services, Inc.	197,680	509,216
Kamigumi Co., Ltd.	28,000	279,805
Mitsubishi Logistics Corp.	17,000	252,826
Westports Holdings Bhd	293,900	283,189
Westshore Terminals Investment Corp.	8,302	209,069

		1,967,632

		14,718,952

Office - 1.7%
Office - 1.7%
Allied Properties Real Estate Investment Trust	13,263	417,502
Ascendas India Trust	56,800	35,899
Befimmo SA	1,246	95,111
Boston Properties, Inc.	4,425	614,190
CapitaCommercial Trust	149,000	194,951
Castellum AB	12,532	197,057
Cominar Real Estate Investment Trust	2,300	35,133
Cousins Properties, Inc.	11,290	124,642
Derwent London PLC	7,063	345,143
Dream Office Real Estate Investment Trust	17,124	366,009
Entra ASA (a)(b)	30,954	333,543
Fabege AB	43,451	593,131
Hongkong Land Holdings Ltd.	174,900	1,296,009
Hudson Pacific Properties, Inc.	11,020	356,497
Inmobiliaria Colonial SA (b)	128,090	86,800
Investa Office Fund	72,500	216,824
Japan Excellent, Inc.	84	107,732
Japan Real Estate Investment Corp.	175	850,219
Kenedix Office Investment Corp. - Class A	86	510,710
Kilroy Realty Corp.	2,970	220,226
Liberty Property Trust	9,341	376,442
Nippon Building Fund, Inc.	103	506,811
Norwegian Property ASA (b)	39,809	53,588
NTT Urban Development Corp.	17,500	167,898
Parkway Properties, Inc./Md	33,460	612,318
PSP Swiss Property AG (b)	3,045	314,312
SL Green Realty Corp.	1,517	191,142
Tokyo Tatemono Co., Ltd.	31,000	209,286

Company	Shares	U.S. $ Value
Workspace Group PLC	28,480	$337,510

		9,766,635

Industrials - 1.0%
Industrial Warehouse Distribution - 0.8%
Ascendas Real Estate Investment Trust	150,000	272,768
DCT Industrial Trust, Inc.	7,880	297,549
Global Logistic Properties Ltd.	229,000	427,266
Granite Real Estate Investment Trust	16,156	566,429
Hansteen Holdings PLC	121,900	207,107
Japan Logistics Fund, Inc.	69	147,805
Mapletree Industrial Trust	213,000	240,561
Mapletree Logistics Trust	353,709	313,757
Mexico Real Estate Management SA de CV (b)	203,450	334,842
Nippon Prologis REIT, Inc.	180	423,801
Prologis, Inc.	7,963	359,450
Segro PLC	56,675	350,968
STAG Industrial, Inc.	24,780	649,236
Warehouses De Pauw SCA	856	65,775

		4,657,314

Mixed Office Industrial - 0.2%
BR Properties SA	16,540	54,923
Goodman Group	210,877	999,692

		1,054,615

		5,711,929

Lodging - 0.7%
Lodging - 0.7%
Ashford Hospitality Prime, Inc.	33,204	569,781
Ashford Hospitality Trust, Inc.	57,336	603,175
Ashford, Inc. (b)	659	95,555
Chatham Lodging Trust	19,150	596,139
Hersha Hospitality Trust	83,090	555,041
Host Hotels & Resorts, Inc.	12,084	276,603
Japan Hotel REIT Investment Corp.	319	210,223
Pebblebrook Hotel Trust	3,340	155,110
RLJ Lodging Trust	15,960	543,757
Wyndham Worldwide Corp.	8,360	700,484

		4,305,868

Food Beverage & Tobacco - 0.6%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	33,998	1,585,327
Bunge Ltd.	12,262	1,097,817

		2,683,144

Packaged Foods & Meats - 0.1%
Tyson Foods, Inc. - Class A	15,110	589,894

		3,273,038

Financial:Other - 0.1%
Financial:Other - 0.1%
HFF, Inc. - Class A	13,130	446,026

Company	Shares		U.S. $ Value
Mortgage - 0.1%
Mortgage - 0.1%
Concentradora Hipotecaria SAPI de CV (b)		172,000	$308,669

Total Common Stocks (cost $371,621,370)			345,676,878

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 22.2%
United States - 22.2%
U.S. Treasury Inflation Index
0.125%, 4/15/16(TIPS) (e)	U.S.$	122,972	123,461,446
0.625%, 7/15/21(TIPS)		3,680	3,871,517

Total Inflation-Linked Securities (cost $128,487,231)			127,332,963

	Shares
WARRANTS - 0.5%
Materials - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
UPL Ltd., Deutsche Bank, expiring 1/30/17 (b)		215,850	1,282,706

Equity: Other - 0.1%
Diversified/Specialty - 0.1%
Eastern & Oriental Bhd, expiring 1/20/16 (b)		12,100	0
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (b)		351,620	641,398

			641,398

Energy - 0.1%
Coal & Consumable Fuels - 0.0%
Coal India Ltd., Merrill Lynch Intl & Co., expiring 11/02/15 (b)		13,520	78,676

Oil & Gas Storage & Transportation - 0.1%
Petronet LNG Ltd., Deutsch Bank AG, expiring 8/14/18 (b)		187,375	542,694

			621,370

Financial:Other - 0.0%
Financial:Other - 0.0%
DLF Ltd., Merrill Lynch Intl & Co., expiring 5/23/18 (b)		35,520	97,979

Total Warrants (cost $2,610,709)			2,643,453

INVESTMENT COMPANIES - 0.4%
Funds and Investment Trust - 0.4%
iShares US Real Estate ETF (cost $1,764,949)		27,630	2,244,385

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
Mah Sing Group Bhd, expiring 2/12/15 (b) (cost $0)	20,580	$2,553

SHORT-TERM INVESTMENTS - 16.2%
Investment Companies - 16.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (f)(g) (cost $92,442,602)	92,442,602	92,442,602

Total Investments - 99.7% (cost $596,926,861) (h)		570,342,834
Other assets less liabilities - 0.3% (i)		1,764,192

Net Assets - 100.0%		$572,107,026

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cocoa Futures	85	May 2015	$2,388,522	$2,293,300	$(95,222)
Corn Futures	115	July 2015	2,310,050	2,219,500	(90,550)
Cotton No. 2 Futures	41	March 2015	1,272,445	1,216,880	(55,565)
Gold 100 OZ Futures	113	April 2015	14,641,678	14,454,960	(186,718)
Lead London Metal Exchange Futures	5	April 2015	237,138	232,375	(4,763)
Lean Hogs Futures	38	April 2015	1,136,231	1,098,200	(38,031)
Live Cattle Futures	17	April 2015	1,031,599	1,035,470	3,871
LME Copper Futures	7	April 2015	997,868	963,200	(34,668)
LME Nickel Futures	7	April 2015	622,293	636,636	14,343
LME Zinc Futures	7	April 2015	365,815	371,831	6,016
Nickel London Metal Exchange Futures	12	March 2015	1,181,547	1,089,936	(91,611)
NY Harb ULSD Futures	42	February 2015	3,261,282	3,000,211	(261,071)
Palladium Futures	10	March 2015	778,926	772,400	(6,526)
Platinum Futures	28	April 2015	1,655,658	1,733,480	77,822
PRI Aluminum London Metal Exchange Futures	20	April 2015	888,553	931,000	42,447
Silver Futures	5	March 2015	454,012	430,200	(23,812)
Soybean Meal Futures	96	July 2015	3,086,815	3,089,280	2,465
WTI Crude Futures	151	November 2017	12,940,399	9,993,180	(2,947,219)
WTI Crude Futures	316	November 2018	26,138,101	21,513,280	(4,624,821)
Sold Contracts
Brent Crude Futures	53	February 2015	2,613,174	2,808,470	(195,296)
Cattle Feeder Futures	16	March 2015	1,623,772	1,641,600	(17,828)
Coffee C Futures	41	March 2015	2,591,485	2,489,212	102,273
KC HRW Wheat Futures	78	July 2015	2,248,970	2,130,375	118,595
Lead London Metal Exchange Futures	42	April 2015	1,915,071	1,951,950	(36,879)
LME Nickel Futures	1	April 2015	88,887	90,948	(2,061)
LME Zinc Futures	1	April 2015	53,747	53,119	628

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
Nickel London Metal Exchange Futures	12	March 2015	$1,164,933	$1,089,936	$74,997
PRI Aluminum London Metal Exchange Futures	3	April 2015	140,878	139,650	1,228
S&P 500 E Mini Index Futures	233	March 2015	23,525,670	23,164,860	360,810
Soybean Futures	62	July 2015	3,093,914	3,015,525	78,389

					$(7,828,757)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	1,493	USD	1,829	3/18/15	$141,069
Barclays Bank PLC	USD	2,047	JPY	240,598	3/18/15	2,471
BNP Paribas SA	EUR	1,368	USD	1,543	3/18/15	(3,605)
BNP Paribas SA	JPY	311,795	USD	2,744	3/18/15	87,266
BNP Paribas SA	USD	742	MYR	2,611	3/18/15	(26,290)
Credit Suisse International	EUR	27,521	USD	33,942	3/18/15	2,831,763
Deutsche Bank AG	CAD	10,529	USD	9,155	3/18/15	874,047
Deutsche Bank AG	GBP	4,948	USD	7,726	3/18/15	275,575
Deutsche Bank AG	JPY	2,189,621	USD	18,146	3/18/15	(509,667)
Deutsche Bank AG	USD	4,114	EUR	3,304	3/18/15	(378,654)
Deutsche Bank AG	USD	6,866	GBP	4,390	3/18/15	(255,846)
Goldman Sachs Bank USA	AUD	4,390	USD	3,620	3/18/15	211,741
Goldman Sachs Bank USA	KRW	776,074	USD	694	3/18/15	(8,728)
Goldman Sachs Bank USA	NOK	19,943	USD	2,777	3/18/15	199,120
Goldman Sachs Bank USA	USD	1,928	RUB	128,325	3/18/15	(108,768)
Goldman Sachs Bank USA	USD	3,107	ZAR	36,491	3/18/15	5,168
Royal Bank of Scotland PLC	BRL	9,962	USD	3,845	3/03/15	161,017
Royal Bank of Scotland PLC	INR	55,489	USD	885	3/18/15	(2,939)
Standard Chartered Bank	USD	1,567	CNY	9,693	3/18/15	(3,684)
Standard Chartered Bank	USD	1,093	HKD	8,469	3/18/15	(121)
Standard Chartered Bank	USD	801	IDR	10,096,953	3/18/15	(15,401)
Standard Chartered Bank	USD	1,647	SGD	2,180	3/18/15	(37,151)
State Street Bank & Trust Co.	GBP	1,537	USD	2,397	3/18/15	82,411
State Street Bank & Trust Co.	USD	1,751	CHF	1,709	3/18/15	114,828
State Street Bank & Trust Co.	USD	1,544	HKD	11,978	3/18/15	690
UBS AG	BRL	6,215	USD	2,301	3/03/15	3,072

						$3,639,384

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	3,830	3/30/22	2.263%	3 Month LIBOR	$(202,084)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$26,768	6/17/24	2.514%	CPI	#	$(2,077,786)
Citibank	1,000	3/27/18	2.450%	CPI	#	(67,017)
JPMorgan Chase Bank	85,342	10/01/16	1.918%	CPI	#	(2,296,726)
JPMorgan Chase Bank	74,550	6/06/17	2.040%	CPI	#	(2,190,187)
JPMorgan Chase Bank	13,109	6/17/24	2.513%	CPI	#	(1,015,423)
JPMorgan Chase Bank	26,768	6/17/24	2.513%	CPI	#	(2,073,449)
JPMorgan Chase Bank	10,000	7/30/24	2.596%	CPI	#	(866,690)

						$(10,587,278)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
Bloomberg Commodity Index 2 Months Forwards	$227,233	0.11%	$50,150	3/16/15	$(256,270)
Goldman Sachs International
Bloomberg Commodity Index 2 Months Forwards	250,000	0.11%	55,175	3/16/15	(281,946)
JPMorgan Chase Bank
Bloomberg Commodity Index 2 Months Forwards	310,449	0.11%	68,516	3/16/15	(350,120)

					$(888,336)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $1,933,770 or 0.3% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,614,934 and gross unrealized depreciation of investments was $(46,198,961), resulting in net unrealized depreciation of $(26,584,027).

(i)	An amount of U.S. $3,778,764 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:
ADR	-	American Depositary Receipt
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

AB Bond Fund, Inc. - AB All Market Real Return Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Energy	$94,328,317		$53,990,683		$	– 0	–	$148,319,000
Materials	22,832,669		23,867,288			2		46,699,959
Equity: Other	12,517,687		28,801,542			131,239		41,450,468
Utilities	5,035,425		22,775,648			– 0	–	27,811,073
Retail	11,827,182		12,887,514			– 0	–	24,714,696
Residential	8,335,319		9,783,545			31,701	^	18,150,565
Transportation	2,328,662		12,390,290			– 0	–	14,718,952
Office	5,228,091		4,538,544			– 0	–	9,766,635
Industrials	3,121,836		2,590,093			– 0	–	5,711,929
Lodging	4,095,645		210,223			– 0	–	4,305,868
Food Beverage & Tobacco	3,273,038		– 0	–		– 0	–	3,273,038
Financial: Other	446,026		– 0	–		– 0	–	446,026
Mortgage	– 0	–	308,669			– 0	–	308,669

Investments in Securities:	Level 1		Level 2		Level 3		Total
Inflation-Linked Securities	– 0	–	127,332,963		– 0	–	127,332,963
Warrants	– 0	–	2,643,453		0	^	2,643,453
Investment Companies	2,244,385		– 0	–	– 0	–	2,244,385
Rights	2,553		– 0	–	– 0	–	2,553
Short-Term Investments	92,442,602		– 0	–	– 0	–	92,442,602

Total Investments in Securities	268,059,437		302,120,455	+	162,942		570,342,834
Other Financial Instruments* :
Assets:
Futures	883,884		– 0	–	– 0	–	883,884
Forward Currency Exchange Contracts	– 0	–	4,990,238		– 0	–	4,990,238
Liabilities:
Futures	(8,712,641)		– 0	–	– 0	–	(8,712,641)
Forward Currency Exchange Contracts	– 0	–	(1,350,854)		– 0	–	(1,350,854)
Interest Rate Swaps	– 0	–	(202,084)		– 0	–	(202,084)
Inflation (CPI) Swaps	– 0	–	(10,587,278)		– 0	–	(10,587,278)
Total Return Swaps	– 0	–	(888,336)		– 0	–	(888,336)

Total(a)(b)	$260,230,680		$294,082,141		$162,942		$554,475,763

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.
(b)	An amount of $6,211,011 was transferred from Level 2 to Level 1 due to decrease in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials			Common Stocks - Equity: Other			Common Stocks - Residential^
Balance as of 10/31/14		$2		$	– 0	–	$2,586
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		3,259		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		945		(269,009)
Purchases		– 0	–		– 0	–	– 0	–
Sales		– 0	–		(9,830)		– 0	–
Transfers in to Level 3		– 0	–		136,865		298,124
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 1/31/15		$2			$131,239		$31,701

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$	– 0	–		$945		$(269,009)

	Warrants^			Total
Balance as of 10/31/14	$	– 0	–	$2,588
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	3,259
Change in unrealized appreciation/depreciation		– 0	–	(268,064)
Purchases		– 0	–	– 0	–
Sales		– 0	–	(9,830)
Transfers in to Level 3		– 0	–	434,989
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 1/31/15	$	– 0	–	$162,942+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$	– 0	–	$(268,064)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis trasnfers under 1% of net assets during the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 84.2%
Long-Term Municipal Bonds - 84.2%
Alabama - 0.6%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$124,513

Arizona - 3.1%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	70	69,718
City of Phoenix Civic Improvement Corp.
Series 2014B
5.00%, 7/01/22	300	371,934
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44 (a)	100	104,030
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	120,434

		666,116

California - 1.8%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	273,935
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	150	121,755

		395,690

Colorado - 4.2%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	195,326
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	560	707,689

		903,015

Connecticut - 0.7%
State of Connecticut
Series 2014C
5.00%, 12/15/22	130	161,235

Florida - 1.9%
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41	100	96,534
Collier County Industrial Development Authority (Arlington of Naples (The))

	Principal Amount (000)	U.S. $ Value
Series 2014A
8.125%, 5/15/44 (a)	$100	$114,480
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35	100	103,858
Lakewood Ranch Stewardship District
4.875%, 5/01/45 (b)	100	98,668

		413,540

Georgia - 1.7%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	364,039

Idaho - 0.5%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	100	107,116

Illinois - 1.4%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	40	42,195
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	50	53,570
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	100	70,147
State of Illinois
Series 2014
5.00%, 5/01/35	130	142,160

		308,072

Indiana - 1.3%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	178,430
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	110,305

		288,735

Kentucky - 0.3%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012

	Principal Amount (000)	U.S. $ Value
5.375%, 11/15/42	$65	$66,972

Louisiana - 1.7%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	115,341
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23	250	258,783

		374,124

Massachusetts - 3.1%
Massachusetts Clean Water Trust (The)
Series 2014
5.00%, 8/01/17	610	677,246

Michigan - 0.6%
City of Detroit MI Sewage Disposal System
Revenue
Series 2012A
5.00%, 7/01/22	115	131,984

Minnesota - 3.0%
State of Minnesota
Series 2010E
5.00%, 8/01/17	580	644,241

Nebraska - 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	111,239

New Hampshire - 0.6%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	121,239

New Jersey - 4.8%
Burlington County Bridge Commission (Evergreens (The))
Series 2007
5.625%, 1/01/38	140	144,358
New Jersey Economic Development Authority
Series 2013
5.00%, 3/01/20	290	333,445
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	92,028
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/32	315	365,870
Tobacco Settlement Financing Corp./NJ
Series 20071A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/41	$135	$108,325

		1,044,026

New York - 9.0%
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
Series 2013A
5.00%, 4/15/43	100	100,863
City of New York NY
Series 2013J
5.00%, 8/01/21	340	413,348
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29	315	373,820
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	517,314
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	439,573
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	120	120,681

		1,965,599

North Carolina - 1.3%
State of North Carolina
Series 2010B
5.00%, 6/01/17	260	287,074

Ohio - 6.7%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	135	114,581
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	517,090
City of Columbus OH
Series 2012A
5.00%, 2/15/17	225	245,862
Series 2014A
5.00%, 2/15/21	110	134,390
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	434,117

		1,446,040

Pennsylvania - 2.4%
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/17	380	415,712

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	$100	$110,657

		526,369

Puerto Rico - 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	100	97,392

South Carolina - 1.4%
Spartanburg County School District No 1/SC
Series 2014D
5.00%, 3/01/22	250	308,335

Texas - 16.8%
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	109,558
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	306,072
Cypress-Fairbanks Independent School District
Series 2014B
2.00%, 2/15/44	400	403,688
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	735,678
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	285	298,418
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	100	101,907
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	108,442
Tarrant Regional Water District
5.00%, 3/01/23 (b)	325	405,346
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	165,170
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.125%, 1/01/46	55	60,617
Trinity River Authority Central Regional
Wastewater System Revenue

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 8/01/20-8/01/22	$795	$965,027

		3,659,923

Utah - 1.9%
State of Utah
Series 2010C
5.00%, 7/01/17	380	420,884

Virginia - 2.4%
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	145	106,026
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2012
5.00%, 4/15/17	380	416,438

		522,464

Washington - 10.0%
City of Seattle WA
Series 2014
5.00%, 5/01/17	125	137,110
City of Seattle WA Municipal Light & Power
Revenue
Series 2014
5.00%, 9/01/22	555	687,767
County of King WA
Series 2015
5.00%, 7/01/23 (b)	655	823,676
State of Washington
Series 2011R
5.00%, 7/01/17	380	420,109
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	100	110,464

		2,179,126

Total Municipal Obligations (cost $17,369,509)		18,316,348

CORPORATES - INVESTMENT GRADE - 5.2%
Industrial - 3.6%
Basic - 0.4%
Freeport-McMoRan, Inc.
2.30%, 11/14/17	85	83,590

Communications - Media - 0.6%
Cox Communications, Inc.
5.50%, 10/01/15	65	67,066
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.40%, 3/15/17	60	61,340

		128,406

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.625%, 9/15/15	$50	$51,449

Consumer Cyclical - Retailers - 0.5%
Walgreen Co.
1.00%, 3/13/15	50	50,031
CVS Health Corp.
3.25%, 5/18/15	50	50,403

		100,434

Consumer Non-Cyclical - 0.8%
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	50	51,625
Kraft Foods Group, Inc.
1.625%, 6/04/15	60	60,177
Thermo Fisher Scientific, Inc.
3.20%, 5/01/15-3/01/16	70	70,796

		182,598

Energy - 0.2%
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	50	51,146

Technology - 0.9%
Xerox Corp.
6.40%, 3/15/16	50	53,023
Hewlett-Packard Co.
2.65%, 6/01/16	60	61,276
KLA-Tencor Corp.
2.375%, 11/01/17	85	86,190

		200,489

		798,112

Financial Institutions - 1.3%
Banking - 0.3%
Morgan Stanley
1.75%, 2/25/16	70	70,481

Insurance - 0.5%
American International Group, Inc.
5.45%, 5/18/17	55	60,071
Prudential Financial, Inc.
4.75%, 9/17/15	50	51,228

		111,299

REITS - 0.5%
HCP, Inc.
3.75%, 2/01/16	50	51,351
Health Care REIT, Inc.
3.625%, 3/15/16	50	51,450

		102,801

Utility - 0.3%
Electric - 0.3%
Constellation Energy Group, Inc.
4.55%, 6/15/15	60	60,818

	Principal Amount (000)	U.S. $ Value
Total Corporates - Investment Grade (cost $1,143,950)		$1,143,511

GOVERNMENTS - TREASURIES - 1.8%
Treasuries - 1.8%
U.S. Treasury Notes
0.875%, 7/15/17 (cost $380,188)	$380	382,553

ASSET-BACKED SECURITIES - 1.4%
Autos - Fixed Rate - 0.9%
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)	100	100,018
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	100	99,914

		199,932

Credit Cards - Floating Rate - 0.5%
Cabela’s Credit Card Master Note Trust
Series 2012-2A, Class A2
0.647%, 6/15/20 (a)(c)	100	100,652

Total Asset-Backed Securities (cost $300,054)		300,584

INFLATION-LINKED SECURITIES - 0.9%
Inflation-Linked Securities - 0.9%
U.S. Treasury Inflation Index
0.125%, 4/15/18 (cost $194,095)	194	197,317

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.6%
Non-Agency Fixed Rate CMBS - 0.6%
WFRBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46 (cost $126,965)	121	127,347

	Shares
SHORT-TERM INVESTMENTS - 10.3%
Investment Companies - 10.3%
AB Fixed Income Shares, Inc. - Government STIF
Portfolio, 0.09% (d)(e) (cost $2,239,687)	2,239,687	2,239,687

Total Investments - 104.4% (cost $21,754,448) (f)		22,707,347
Other assets less liabilities - (4.4)%		(952,531)

Net Assets - 100.0%		$21,754,816

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $803,579 or 3.7% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015. (d) To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $963,614 and gross unrealized depreciation of investments was $(10,715), resulting in net unrealized appreciation of $952,899.

As of January 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.0% and 0.0%, respectively.

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
REIT	-	Real Estate Investment Trust

AB Tax-Aware Fixed Income Portfolio

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$16,835,009		$1,481,339		$18,316,348
Corporates - Investment Grade		– 0	–	1,143,511		– 0	–	1,143,511
Governments - Treasuries		– 0	–	382,553		– 0	–	382,553
Asset-Backed Securities		– 0	–	300,584		– 0	–	300,584
Inflation-Linked Securities		– 0	–	197,317		– 0	–	197,317
Commercial Mortgage-Backed Security		– 0	–	127,347		– 0	–	127,347
Short-Term Investments		2,239,687		– 0	–	– 0	–	2,239,687

Total Investments in Securities		2,239,687		18,986,321		1,481,339		22,707,347
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$2,239,687		$18,986,321		$1,481,339		$22,707,347

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$1,151,817		$1,151,817
Accrued discounts/(premiums)	365		365
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	27,328		27,328
Purchases	301,829		301,829
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/15	$1,481,339		$1,481,339

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$27,328		$27,328

As of January 31, 2015 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 20, 2015